                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 51                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 149                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2018 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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EXPLANATORY NOTE:

This Post-Effective Amendment No. 51 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO PROSPECTUSES FOR ACCUMULATOR(R)


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This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

WITH LIMITED EXCEPTIONS, WE NO LONGER ACCEPT CONTRIBUTIONS TO THE CONTRACTS. WE CURRENTLY CONTINUE TO ACCEPT CONTRIBUTIONS TO: (I) QP CONTRACTS; AND (II) ALL CONTRACTS ISSUED IN THE STATE OF MARYLAND. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2018. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on AXA Equitable; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.


                                                                        #528165

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
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 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
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 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program;

..   change your address;

..   change your password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).
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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
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(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled " Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


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 AXA PREMIER VIP
 TRUST -                                                                  INVESTMENT ADVISER (OR
 CLASS B SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
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AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
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AXA CONSERVATIVE     Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
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AXA                  Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION
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AXA MODERATE         Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                          Management Group, LLC
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AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital       Management Group, LLC
                     appreciation.


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 EQ ADVISORS TRUST                                                             INVESTMENT ADVISER
 CLASS IB SHARES                                                               (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
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1290 VT GAMCO        Seeks to achieve capital appreciation.                    .   GAMCO Asset Management,
  MERGERS &                                                                        Inc.
  ACQUISITIONS
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1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.                   .   GAMCO Asset Management,
  COMPANY VALUE                                                                    Inc.
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1290 VT SOCIALLY     Seeks to track the investment results of the MSCI KLD     .   BlackRock Investment
  RESPONSIBLE        400 Social Index.                                             Management, LLC
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AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
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AXA 2000 MANAGED     Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
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AXA/AB SHORT         Seeks to achieve a balance of current income and capital  .   AllianceBernstein L.P.
  DURATION           appreciation, consistent with a prudent level of risk.
  GOVERNMENT BOND
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AXA/AB SMALL CAP     Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  GROWTH                                                                       .   AXA Equitable Funds
                                                                                   Management Group, LLC
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AXA/FRANKLIN         Seeks to maximize income while maintaining prospects      .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   for capital appreciation with an emphasis on risk-            Management Group, LLC
  VOLATILITY         adjusted returns and managing volatility in the           .   BlackRock Investment
                     Portfolio.                                                    Management, LLC
                                                                               .   Franklin Advisers, Inc.
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 EQ ADVISORS TRUST                                                         INVESTMENT ADVISER
 CLASS IB SHARES                                                           (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
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AXA/FRANKLIN SMALL   Seeks to achieve long-term total return with an       .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED  emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisory
                                                                               Services, LLC
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AXA/FRANKLIN         Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON          seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
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AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk-adjusted returns and managing         Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Morgan Stanley Investment
                                                                               Management Inc.
                                                                           .   OppenheimerFunds, Inc.
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AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   EARNEST Partners, LLC
                                                                           .   Federated Global
                                                                               Investment Management
                                                                               Corp.
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
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AXA INTERNATIONAL    Seeks to provide current income and long-term growth  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      of income, accompanied by growth of capital with an       Management Group, LLC
  VOLATILITY         emphasis on risk-adjusted returns and managing        .   BlackRock Investment
                     volatility in the Portfolio.                              Management, LLC
                                                                           .   Northern Cross, LLC
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AXA/JANUS ENTERPRISE Seeks to achieve capital growth.                      .   Janus Capital Management
                                                                               LLC
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AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing            Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Capital Guardian Trust
                                                                               Company
                                                                           .   Thornburg Investment
                                                                               Management, Inc.
                                                                           .   Vaughan Nelson Investment
                                                                               Management
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AXA LARGE CAP        Seeks to provide long-term capital growth with an     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   HS Management Partners,
                                                                               LLC
                                                                           .   Loomis, Sayles & Company,
                                                                               L.P.
                                                                           .   Polen Capital Management,
                                                                               LLC
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
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 EQ ADVISORS TRUST                                                           INVESTMENT ADVISER
 CLASS IB SHARES                                                             (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
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AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                     volatility in the Portfolio.                                Management Group, LLC
                                                                             .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
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AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk adjusted returns and managing           Management Group, LLC
                     volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill Capital
                                                                                 Management, Inc.
                                                                             .   Wellington Management
                                                                                 Company, LLP
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AXA/MUTUAL LARGE     Seeks to achieve capital appreciation, which may        .   AXA Equitable Funds        (check mark)
  CAP EQUITY         occasionally be short-term, with an emphasis on risk        Management Group, LLC
  MANAGED VOLATILITY adjusted returns and managing volatility in the         .   BlackRock Investment
                     Portfolio.                                                  Management, LLC
                                                                             .   Franklin Mutual Advisers,
                                                                                 LLC
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AXA/TEMPLETON        Seeks to achieve long-term capital growth with an       .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY      emphasis on risk adjusted returns and managing              Management Group, LLC
  MANAGED VOLATILITY volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Templeton Global Advisors
                                                                                 Limited
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EQ/COMMON STOCK      Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 3000(R) Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 3000(R) Index.
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EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
                     approximates the total return performance of the            Inc.
                     Bloomberg Barclays U.S. Intermediate Government/
                     Credit Bond Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate Government/
                     Credit Bond Index.
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EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                     approximates the total return performance of the
                     Standard & Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Standard & Poor's 500
                     Composite Stock Price Index.
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EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
  GOVERNMENT BOND    approximates the total return performance of the            Inc.
                     Bloomberg Barclays U.S. Intermediate Government
                     Bond Index, including reinvestment of dividends, at a
                     risk level consistent with that of the Bloomberg
                     Barclays U.S. Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------

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 EQ ADVISORS TRUST                                                               INVESTMENT ADVISER
 CLASS IB SHARES                                                                 (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that      .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a
                     composite index comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and
                     10% S&P/ASX 200 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     composite index.
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EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 1000(R) Growth Index, including reinvestment of
                     dividends at a risk level consistent with that of the
                     Russell 1000(R) Growth Index.
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EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
  INDEX              approximates the total return performance of the                Inc.
                     Russell 1000(R) Value Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
                     approximates the total return performance of the                Inc.
                     Standard & Poor's Mid Cap 400 Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current income,             .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with        .   AllianceBernstein L.P.
                     moderate risk to capital.                                   .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   Pacific Investment
                                                                                     Management Company LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before           .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.               .   Allianz Global Investors
  TECHNOLOGY                                                                         U.S. LLC
                                                                                 .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   SSgA Funds Management,
                                                                                     Inc.
                                                                                 .   Wellington Management
                                                                                     Company, LLP
---------------------------------------------------------------------------------------------------------------------------





(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and  Lowest Highest
for the underlying portfolios./(1)/                                                           0.59%  1.41%
------------------------------------------------------------------------------------------------------------

(1)The "Total Annual Portfolio Operating Expenses" are based, in part on estimated amounts of such expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,063   $1,608    $2,179    $3,921    $363  $1,108  $1,879   $3,921
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  977   $1,353    $1,758    $3,112    $277  $  853  $1,458   $3,112
---------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Supplement.


(4)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the "lower Roll-Up rate options"). All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

DOLLAR-FOR-DOLLAR WITHDRAWAL SERVICE

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

..   ROLL-UP BENEFIT BASE PRESERVATION: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

   Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

..   FULL DOLLAR-FOR-DOLLAR: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year's annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

   If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

WITHDRAWALS AFTER THE AGE WHICH YOUR GUARANTEED MINIMUM DEATH BENEFIT BASE STOPS INCREASING. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

..   You can no longer take withdrawals and preserve the benefit base.

..   You should stop taking withdrawals if you wish to maintain the value of the benefit.

..   If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

..   The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

GUARANTEED MINIMUM DEATH BENEFIT

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

GUARANTEED MINIMUM INCOME BENEFIT. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)TAX INFORMATION


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2018.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 701/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(8)LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services

BBVA Securities, Inc.

Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.

CETERA Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network
CUNA Brokerage Services

CUSO Financial Services, L.P.
Equity Services, Inc.

Farmer's Financial Solution

FTB Advisors, Inc.
Geneos Wealth Management

Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.


Independent Financial Group, LLC

Infinex Investments Inc.
Investment Professionals, Inc.

Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC


Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

LPL Network

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

National Planning Holding Corp.

PlanMember
PNC Investments

Primerica Financial Services, Inc.

Questar Capital Corporation

Raymond James

RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.

The Advisor Group (AIG)
U.S. Bank Center

UBS Financial Services, Inc.
Valmark Securities, Inc.

Voya Financial
Wells Fargo

(10)GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2017 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

(12)FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2017. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.11 $15.38 $14.47 $14.30 $14.26 $13.02 $12.54 $12.55 $11.60 $10.08
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        102    110    127    141    152    160    168    154    137    137
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         82     88    113    131    168    163    177    167     84     66
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $74.11 $64.70 $53.20 $57.19 $56.25 $40.99 $35.26 $37.03 $28.30 $20.28
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        153    174    199    231    262    267    283    281    280    264
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        161    182    199    231    253    252    273    289    281    295
------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.73 $14.09 $12.99 $13.10 $11.69 $ 8.82 $ 7.66 $ 7.74 $ 6.98 $ 5.40
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         21     21     22     25     22     18     19     19     31     30
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         69     83    103    123     76     77     77     91    113    132
------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.49 $13.63 $11.54 $12.08 $11.25 $12.17 $10.68 $11.76 $ 9.39 $ 6.72
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        186    183    201    225    240    174    207    245    277    314
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        227    267    282    316    395    286    292    323    367    426
------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.33 $13.65 $11.48 $12.26 $11.95     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        304    354    408    448    505     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,465  1,647  1,846  2,138  2,480     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.75 $15.96 $14.87 $15.34 $14.85 $11.91 $10.57 $11.58 $10.38 $ 8.27
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        290    372    436    466    531    564    678    748    815    844
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        630    661    847    939  1,029  1,067  1,284  1,466  1,542  1,566
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.82 $12.38 $12.19 $12.39 $12.24 $11.89 $11.53 $11.47 $10.84 $10.00
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        908    979  1,022  1,134  1,181  1,350  1,400  1,316  1,165    780
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,044  1,238  1,500  1,457  1,805  2,052  2,363  2,720  2,398  2,542
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.25 $13.27 $12.84 $13.10 $12.88 $11.84 $11.18 $11.41 $10.61 $ 9.40
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        705    771    802    841    972    928    909  1,003    862    798
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        649    685    720    782    961  1,404  1,195  1,201  1,190  1,565
------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $26.72 $21.48 $20.84 $21.50 $21.43 $18.05 $15.64 $18.08 $16.45 $11.11
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        631    709    767    831    955    874  1,002  1,142  1,252  1,341
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        770    834    912  1,036  1,194  1,172  1,233  1,401  1,671  1,671
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.14 $12.15 $12.29 $13.02 $14.08 $12.15 $10.59 $12.92 $11.99 $ 8.98
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        453    537    574    612    679    285    323    357    414    429
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        927    988  1,152  1,327  1,496  1,178  1,338  1,473  1,671  1,946
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $22.47 $18.46 $18.57 $19.44 $21.23 $18.04 $15.56 $18.82 $17.99 $14.00
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        326    365    392    424    463    518    588    682    750    848
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,532  1,732  1,905  2,142  2,312  2,609  2,912  3,272  3,639  4,114
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.60 $15.46 $14.27 $14.41 $13.09 $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,052  1,178  1,311  1,418  1,572    156    171    192    218    255
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,905  5,543  6,321  7,263  8,007  1,077  1,207  1,380  1,599  1,960
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $33.48 $26.26 $25.23 $24.58 $22.43 $16.80 $14.97 $15.75 $13.95 $10.49
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,628  1,847  2,079  2,352  2,686  1,298  1,421  1,494  1,678  1,885
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,367  3,796  4,303  5,019  5,622  4,087  4,619  2,743  3,051  3,436
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $23.38 $20.82 $18.30 $19.32 $17.45 $13.35 $11.68 $12.48 $11.22 $ 9.45
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      3,289  3,762  4,224  4,703  5,353  3,301  3,714  4,243  4,867  5,687
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,032  5,728  6,429  7,338  8,270  2,452  2,804  3,217  3,670  4,274
------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $30.22 $27.27 $23.49 $24.69 $22.57 $17.20 $14.69 $16.45 $13.61 $10.16
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        532    603    671    731    816    761    853    948  1,067  1,128
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        415    465    526    594    671    545    622    732    838    780
------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $63.51 $57.97 $55.77 $57.04 $56.12 $50.29 $46.86 $48.66 $44.88 $38.88
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        809    925  1,066  1,187  1,315  1,412  1,547  1,688  1,783  1,952
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        602    726    782    851    906    987  1,058  1,183  1,234  1,346
------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.23 $15.20 $14.36 $14.75 $14.41 $12.19 $11.08 $11.82 $10.74 $ 8.93
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,283  1,590  1,813  2,012  2,176  2,545  2,807  3,183  3,362  3,168
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,052  2,278  2,514  2,853  3,399  3,445  4,167  4,151  5,278  5,241
------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.28 $ 9.38 $ 9.50 $ 9.67 $ 9.86 $10.70 $10.69 $10.85 $10.91 $10.24
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        566    610    651    590    706    827    919  1,111  1,232    991
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        836    760    845  1,036  1,193  1,311  1,490  1,624  1,795  1,173
------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $40.26 $33.27 $29.95 $31.27 $30.61 $22.45 $19.69 $20.09 $15.28 $11.42
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        312    343    377    443    487    521    563    635    674    781
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        703    777    853    985  1,105  1,312  1,490  1,663  1,789  2,048
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.49 $13.35 $12.25 $12.81 $12.23 $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        576    546    643    637    533    459    470    474    537    578
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        600    645    741    802    780    601    603    457    550    474
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2017    2016    2015    2014    2013    2012    2011    2010    2009    2008
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 17.37 $ 15.76 $ 12.79 $ 13.88 $ 13.77 $ 10.21 $  8.86 $  9.94 $  8.11 $  6.41
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          39      37      31      35      43      45      54      62      66      86
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                          77      61      57      64     149      75      87      88      99     170
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.97 $ 11.43 $ 10.58 $ 11.04 $ 10.61 $  8.72 $  7.71 $  8.18 $  7.51 $  5.92
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         212     202     217     224     269     288     299     269     261     282
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         374     446     479     496     456     471     505     548     558     619
----------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 24.57 $ 19.47 $ 20.63 $ 22.13 $ 22.59 $ 16.53 $ 15.41 $ 16.92 $ 12.97 $  8.37
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         151     180     212     234     274     299     333     332     311     208
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         156     172     208     305     309     366     463     512     470     294
----------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.87 $ 14.08 $ 12.61 $ 13.10 $ 12.10 $  9.49 $  8.42 $  8.94 $  8.09 $  6.56
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          86      96      99     113     127     134     157     164     191     210
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                          79      92     100     106     109     120     134     146     173     193
----------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.72 $ 11.47 $ 11.04 $ 11.50 $ 11.53 $  9.20 $  7.82 $  8.64 $  8.11 $  6.32
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         133     134     159     162     137     106     118     106     121     113
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         135     143     162     170     173     167     158     172     165     189
----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $461.49 $388.30 $352.40 $357.42 $323.33 $247.42 $216.98 $218.78 $191.39 $151.18
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         168     189     208     227     248     269     299     336     384     430
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         191     215     238     270     301     337     378     428     486     555
----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.17 $ 14.15 $ 14.15 $ 14.28 $ 14.14 $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,173   1,218   1,321   1,483   1,604     506     568     629     699     758
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,673   3,053   3,403   3,767   4,221   2,525   2,887   3,265   3,654   4,114
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $57.65 $48.28 $43.99 $44.25 $39.70 $30.60 $26.92 $26.88 $23.82 $19.19
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        657    710    778    831    890    952  1,051  1,137  1,262  1,388
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,328  1,493  1,639  1,873  2,058  2,244  2,569  2,893  3,275  3,764
------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.77 $19.97 $20.16 $20.34 $20.31 $20.93 $21.02 $20.23 $19.68 $20.41
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        239    263    284    320    364    433    470    565    690    860
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        179    201    212    251    296    342    396    416    524    571
------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.62 $13.67 $13.56 $14.04 $15.29 $12.76 $11.13 $12.84 $12.38 $ 9.87
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        971  1,067  1,183  1,242  1,320  1,422  1,578  1,762  1,967  2,218
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        762    826    888    842    885    901  1,015  1,145  1,319  1,498
------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.38 $13.63 $13.00 $12.56 $11.35 $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,191  1,331  1,467  1,588  1,755  1,927  2,110  2,261  2,596  2,797
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,458  1,582  1,761  1,923  2,124  2,392  2,679  3,016  3,463  4,108
------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.81 $10.59 $ 9.22 $ 9.78 $ 8.80 $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        378    402    395    415    398    352    385    225    239    156
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        422    472    502    498    465    403    542    137    136    147
------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.18 $27.45 $27.82 $28.20 $28.59 $28.98 $29.38 $29.78 $30.18 $30.60
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        219    270    243    300    347    378    510    571    813  1,288
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        617    714    851    819    950  1,055  1,247  1,398  1,654  2,696
------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.68 $16.68 $16.71 $16.90 $16.65 $17.27 $17.05 $17.08 $16.29 $15.57
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        556    601    689    773    856    221    260    306    328    223
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        531    561    629    743    858    301    344    392    425    324
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $31.75 $28.23 $23.74 $25.22 $24.38 $17.98 $15.78 $16.66 $13.42 $10.79
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        220    271    298    309    354    385    434    480    536    558
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        396    447    484    517    585    599    657    744    864    995
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $28.52 $20.78 $19.33 $18.43 $16.46 $12.30 $11.00 $11.71 $10.08 $ 6.45
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        283    277    304    321    350    392    422    430    469    444
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        275    297    340    354    373    443    491    551    657    537
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2017    2016    2015    2014    2013    2012    2011    2010    2009    2008
----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.70 $ 15.02 $ 14.16 $ 14.02 $ 14.01 $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         110     120     122     145     148     143     184     161     130     138
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,497   1,616   1,847   2,118   2,381   2,202   2,259   2,245   1,717   1,577
----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 69.81 $ 61.08 $ 50.32 $ 54.21 $ 53.42 $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         170     195     208     237     252     275     300     297     280     243
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,349   2,600   2,941   3,149   3,577   3,829   3,903   4,112   3,958   3,270
----------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 16.12 $ 13.60 $ 12.56 $ 12.70 $ 11.36 $  8.59 $  7.47 $  7.57 $  6.83 $  5.30
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          54      58      64      54      60      59      52      43      41      43
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         566     599     661     745     823     638     623     620     641     636
----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.35 $ 13.53 $ 11.48 $ 12.04 $ 11.24 $ 11.90 $ 10.47 $ 11.54 $  9.24 $  6.62
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         258     300     332     357     398     312     349     414     445     535
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,181   2,433   2,613   2,600   2,957   2,318   2,342   2,479   2,357   1,770
----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.19 $ 13.55 $ 11.42 $ 12.22 $ 11.93      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         238     271     310     356     456      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,485   3,874   4,317   4,717   5,581      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 18.23 $ 15.54 $ 14.51 $ 15.00 $ 14.55 $ 11.69 $ 10.40 $ 11.42 $ 10.26 $  8.19
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         321     350     387     437     464     515     610     715     734     667
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      21,680  23,497  26,544  28,636  32,170  35,500  39,758  44,516  47,988  44,143
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.46 $ 12.06 $ 11.90 $ 12.12 $ 12.00 $ 11.68 $ 11.34 $ 11.31 $ 10.71 $  9.90
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         980   1,061   1,128   1,288   1,354   1,529   1,345   1,265   1,146     992
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      11,833  14,474  15,103  16,844  20,639  27,024  26,538  25,752  25,907  18,171
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2017    2016    2015    2014    2013    2012    2011    2010    2009    2008
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.85 $ 12.93 $ 12.54 $ 12.82 $ 12.62 $ 11.63 $ 11.00 $ 11.25 $ 10.48 $  9.30
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             586     684     773     860     984   1,012     933   1,057     999     779
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          10,786  12,186  13,391  14,883  17,375  20,583  20,717  20,999  20,920  16,064
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 25.64 $ 20.66 $ 20.08 $ 20.76 $ 20.73 $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             524     570     624     716     810     813     908   1,057   1,240   1,328
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           5,593   6,230   6,965   7,518   8,620   7,373   7,953   8,828   9,622   8,369
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.58 $ 11.72 $ 11.88 $ 12.62 $ 13.67 $ 11.81 $ 10.32 $ 12.62 $ 11.73 $  8.81
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             519     537     593     631     698     281     327     360     418     371
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           8,945   9,799  10,657  11,444  12,569   5,881   6,307   6,351   6,484   4,686
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 21.54 $ 17.74 $ 17.88 $ 18.76 $ 20.53 $ 17.47 $ 15.11 $ 18.30 $ 17.53 $ 13.67
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             288     325     369     373     416     479     556     605     665     781
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,947   3,278   3,535   3,723   4,007   4,684   5,124   5,532   5,490   5,347
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 17.90 $ 14.91 $ 13.79 $ 13.95 $ 12.70 $  9.80 $  8.66 $  9.18 $  8.17 $  6.56
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             859     943   1,054   1,192   1,372     176     190     221     246     276
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           9,332  10,512  12,039  13,463  15,486   2,088   2,282   2,525   2,683   2,845
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 32.10 $ 25.24 $ 24.29 $ 23.72 $ 21.69 $ 16.27 $ 14.53 $ 15.32 $ 13.60 $ 10.24
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,181   1,303   1,470   1,683   1,935     625     718     773     887     909
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          12,156  13,632  15,571  17,631  20,677   4,081   4,411   2,793   3,016   2,719
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 22.45 $ 20.03 $ 17.64 $ 18.67 $ 16.90 $ 12.95 $ 11.36 $ 12.15 $ 10.95 $  9.24
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           3,054   3,364   3,740   4,210   4,820   3,289   3,807   4,413   5,070   5,899
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          13,283  14,633  16,478  18,475  21,370   5,492   6,058   6,685   7,574   8,454
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                        2017    2016    2015    2014     2013     2012     2011     2010     2009     2008
----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 28.98 $ 26.21 $ 22.62 $ 23.82 $  21.82 $  16.66 $  14.26 $  16.00 $  13.27 $   9.92
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             790     887     986   1,102    1,248    1,189    1,378    1,611    1,891    2,080
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,663   5,117   5,839   6,545    7,186    5,926    6,450    7,106    8,258    3,049
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 59.52 $ 54.44 $ 52.49 $ 53.79 $  53.03 $  47.62 $  44.46 $  46.26 $  42.75 $  37.11
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             726     796     910     988    1,099    1,165    1,283    1,358    1,456    1,572
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          10,975  12,341  13,927  15,421   17,620   19,858   21,265   22,543   23,023   18,036
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 16.75 $ 14.81 $ 14.02 $ 14.43 $  14.12 $  11.98 $  10.91 $  11.66 $  10.61 $   8.84
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,774   1,913   2,111   2,347    2,478    2,630    3,067    3,447    3,411    3,625
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          67,460  74,331  83,519  91,618  104,418  119,079  130,217  139,811  147,651  130,940
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  9.19 $  9.32 $  9.45 $  9.64 $   9.84 $  10.54 $  10.54 $  10.73 $  10.81 $  10.17
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             515     566     615     647      707      858    1,017    1,201    1,362    1,103
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           6,779   7,540   8,683   9,550   11,178   12,551   13,482   16,269   17,971   11,794
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 38.61 $ 31.96 $ 28.84 $ 30.17 $  29.59 $  21.75 $  19.11 $  19.54 $  14.90 $  11.15
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             566     615     681     747      846      963    1,080    1,213    1,380    1,540
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,704   1,922   2,178   2,287    2,625    2,857    2,859    2,770    2,587    2,766
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.16 $ 13.08 $ 12.03 $ 12.60 $  12.05 $  10.68 $   9.75 $   9.90 $   9.03 $   7.03
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             630     590     603     652      569      515      520      506      654      619
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           7,375   7,750   8,477   9,704    8,940    8,436    7,905    7,472    8,263    8,326
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 16.98 $ 15.43 $ 12.55 $ 13.64 $  13.57 $  10.08 $   8.77 $   9.85 $   8.05 $   6.38
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              21      25      16      20       23       24       26       21       29       69
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,260   1,477   1,538   1,661    1,893    2,413    2,620    2,403    2,073    1,829
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2017    2016    2015    2014    2013    2012    2011    2010    2009    2008
----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.69 $ 11.21 $ 10.40 $ 10.87 $ 10.47 $  8.62 $  7.64 $  8.12 $  7.47 $  5.90
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             207     213     251     283     283     255     248     227     234     157
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          15,344  16,647  18,931  20,306  22,046  24,354  26,377  27,864  29,210  27,745
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 23.95 $ 19.02 $ 20.19 $ 21.70 $ 22.20 $ 16.28 $ 15.20 $ 16.73 $ 12.84 $  8.31
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             171     187     213     247     268     320     354     367     354     213
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,221   3,551   4,035   4,410   5,164   6,105   6,242   5,888   5,105   3,782
----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 15.51 $ 13.79 $ 12.38 $ 12.88 $ 11.93 $  9.37 $  8.33 $  8.86 $  8.04 $  6.53
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              44      49      52      71      60      68      88      96     125     170
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,482   1,607   1,851   2,110   2,274   2,742   3,064   3,351   3,613   3,890
----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.41 $ 11.23 $ 10.84 $ 11.30 $ 11.36 $  9.09 $  7.73 $  8.57 $  8.06 $  6.29
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             132     141     161     162     125      94      89      86     100      87
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,933   3,026   3,230   3,280   3,271   3,522   3,403   3,481   3,207   3,287
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $423.87 $357.37 $324.99 $330.28 $299.39 $229.56 $201.73 $203.81 $178.67 $141.42
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              78      88      97     109     122     134     155     180     204     232
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             258     282     313     334     370     408     444     467     502     423
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.60 $ 13.62 $ 13.64 $ 13.80 $ 13.68 $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,327   1,399   1,497   1,649   1,769     625     662     752     800     782
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          12,985  13,480  14,555  15,513  16,981   9,765   9,160   9,069   8,565   6,813
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 54.93 $ 46.09 $ 42.09 $ 42.42 $ 38.14 $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             418     449     463     485     504     549     590     647     761     812
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,045   4,211   4,393   4,461   4,537   4,671   4,883   5,014   4,766   4,288
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                       ------------------------------------------------------------------------
                                        2017   2016   2015    2014    2013    2012   2011   2010   2009   2008
---------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------------
   Unit value                          $18.73 $18.96 $ 19.17 $ 19.39 $ 19.40 $20.03 $20.15 $19.44 $18.94 $19.69
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            447    510     558     627     701    849    955  1,042  1,203  1,536
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,523  1,573   1,606   1,768   1,946  2,417  2,375  2,228  2,248  2,058
---------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------------------
   Unit value                          $15.87 $13.08 $ 13.00 $ 13.49 $ 14.72 $12.31 $10.75 $12.44 $12.01 $ 9.60
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            937  1,034   1,102   1,119   1,217  1,317  1,531  1,710  2,027  2,398
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,481  5,647   6,097   5,713   5,844  5,593  6,041  6,247  6,599  6,749
---------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------
   Unit value                          $16.74 $13.15 $ 12.56 $ 12.17 $ 11.01 $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,207  1,262   1,377   1,390   1,518  1,654  1,817  1,989  2,378  2,657
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          6,249  6,593   7,249   6,916   7,133  6,653  7,060  7,310  7,663  7,722
---------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------
   Unit value                          $11.35 $10.20 $  8.90 $  9.46 $  8.53 $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            298    322     306     330     267    175    217     81     80     64
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,409  5,905   6,199   6,368   6,156  5,757  6,597  2,766  2,425  1,742
---------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------
   Unit value                          $22.29 $19.61 $ 16.61 $ 17.36 $ 16.18 $12.40 $10.76 $11.20 $ 9.04 $ 6.74
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            634    723     766     788     882    965  1,101  1,260  1,483  1,671
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,121  5,375   5,772   5,843   6,322  6,584  6,910  7,480  7,799  7,091
---------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------
   Unit value                          $25.24 $25.54 $ 25.94 $ 26.35 $ 26.76 $27.18 $27.61 $28.05 $28.48 $28.93
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            298    328     355     416     516    413    545    661    807  1,454
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,411  1,594   1,894   1,838   2,525  2,652  3,062  2,790  3,955  5,634
---------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------
   Unit value                          $15.88 $15.91 $ 15.97 $ 16.19 $ 15.98 $16.61 $16.43 $16.49 $15.77 $15.10
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            717    757     839     918   1,023    276    289    351    392    279
---------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          9,284  9,347  10,315  11,420  12,967  4,524  4,345  4,269  3,756  1,534
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2017   2016   2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $30.49 $27.16 $22.89 $24.36 $23.60 $17.44 $15.33 $16.22 $13.10 $10.55
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            178    198    221    223    257    298    337    370    435    461
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,649  2,841  3,136  3,300  3,586  3,874  4,203  4,357  4,503  2,777
------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------
   Unit value                          $27.60 $20.15 $18.79 $17.95 $16.06 $12.03 $10.78 $11.50 $ 9.92 $ 6.36
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            497    539    585    620    668    773    873    979  1,106  1,152
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          3,412  3,685  4,093  4,189  4,392  5,169  5,030  5,183  5,240  4,243
------------------------------------------------------------------------------------------------------------

(14)HYPOTHETICAL ILLUSTRATION

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.5)% and 3.5% for the Accumulator(R) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,990 102,978 89,990  95,978 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,823 108,110 96,823 103,110 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,714 111,306 94,714 107,306 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,671 114,588 92,671 111,588 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,691 117,960 90,691 115,960 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,770 121,422 88,770 120,422 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,908 124,977 86,908 124,977 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     84,100 128,627 84,100 128,627 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     81,345 132,374 81,345 132,374 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     68,265 152,634 68,265 152,634 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     56,111 175,624 56,111 175,624 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     45,176 202,257 45,176 202,257 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     39,408 237,826 39,408 237,826 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     34,376 279,649 34,376 279,649 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(15)OTHER CONSIDERATIONS

(A) CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


(B) FIDUCIARY RULE


In 2016, the Department of Labor issued a final rule that significantly expanded the definition of "investment advice" and increased the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that increased fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and applied more onerous disclosure and contract requirements to such transactions. The Department of Labor partially implemented the rule in June 2017. Full implementation of the rule is scheduled for July 2019 and may likely have an adverse impact on the level and type of services we provide. However, in March 2018 a federal appeals court issued a decision vacating the rule. The court's decision will not take effect until after the date of this prospectus, and there is a possibility that the Department of Labor may ask for a rehearing or appeal the decision. At this time, we do not currently plan any immediate changes to our approach to selling products and providing services to ERISA plans and IRAs.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS

------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/1/03; 5/15/03;                         5/1/03; 5/15/ 03;
                                                     8/15/03; 11/24/03;                       8/15/03; 11/24/03;
                                                     2/1/04; 5/1/04;                          2/1/04; 5/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/1/05;                        5/1/05; 5/9/05;
                                                     5/9/05; 6/10/05;                         6/10/05; 6/17/05;
                                                     6/17/05; 7/25/05;                        7/25/05; 8/31/05;
                                                     8/31/05; 12/2/05;                        12/2/05; 2/8/06;
                                                     2/8/06; 5/1/06;                          5/1/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 5/1/07;                          5/1/07;
                                                     8/24/07; 9/19/07;                        8/24/07;9/19/ 07;
                                                     10/19/07; 2/15/08;                       10/19/07; 2/15/08;
                                                     5/1/08; 6/20/08;                         5/1/08; 6/20/08;
                                                     7/21/08; 8/15/08;                        7/21/08; 8/15/08;
                                                     11/13/08; 12/1/08;                       11/13/08;
                                                     1/15/09; 5/1/09;                         12/1/08;1/15/09;
                                                     6/8/09; 8/17/09;                         5/1/09; 6/8/09;
                                                     8/18/09; 9/3/ 09;                        8/17/ 09; 8/18/09;
                                                     9/25/09; 1/7/10;                         9/3/09; 9/25/09;
                                                     2/1/10; 2/5/10;                          1/7/10; 2/1/10;
                                                     5/1/10; 6/14/10;                         2/5/10; 5/1/10;
                                                     8/25/10; 12/15/10;                       6/14/10; 8/25/10;
                                                     12/29/10; 2/11/11;                       12/15/10; 12/29/10;
                                                     5/1/11; 6/30/11;                         2/11/11; 5/1/11;
                                                     8/16/11; 12/27/11;                       6/30/11; 8/16/11;
                                                     2/6/12; 5/1/12;                          12/27/11; 2/6/12;
                                                     6/20/12; 2/15/13;                        5/1/12; 6/20/12;
                                                     5/1/13; 5/1/13;                          2/15/13; 5/1/13;
                                                     8/23/13; 2/22/16;                        5/1/13; 8/23/13;
                                                     11/15/16                                 2/22/16; 11/15/16
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


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Please send me a combined Accumulator(R) series SAI dated May 1, 2018
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                             Inforce Supplement

                                                                        #517260

AXA Equitable Life Insurance Company
The Accumulator(R)

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2018. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Calculating Unit Values                            2

             Financial statements                               2




             Copyright 2018 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                        #517260

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $0 in 2017, $0 in 2016 and $0 in 2015. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $521,468,953 in 2017, $542,160,541 in 2016 and
$560,399,960 in 2015. Of these amounts, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............  FSA-3
   Statements of Operations for the Year Ended December 31, 2017...... FSA-16
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2017 and 2016....................................... FSA-23
   Notes to Financial Statements...................................... FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......    F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................    F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................    F-5
   Consolidated Statements of Equity, for the Years Ended December
     31, 2017, 2016 and 2015..........................................    F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................    F-7
   Notes to Consolidated Financial Statements.........................   F-10
   Financial Statements Schedules.....................................   F-98

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 45 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT GAMCO MERGERS &                AXA/FRANKLIN BALANCED MANAGED
 ACQUISITIONS/(1)/                      VOLATILITY/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA/FRANKLIN SMALL CAP VALUE MANAGED
                                        VOLATILITY/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      AXA/FRANKLIN TEMPLETON ALLOCATION
                                        MANAGED VOLATILITY/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       AXA/JANUS ENTERPRISE/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        AXA/MUTUAL LARGE CAP EQUITY MANAGED
                                        VOLATILITY/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         AXA/TEMPLETON GLOBAL EQUITY MANAGED
                                        VOLATILITY/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/COMMON STOCK INDEX/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/CORE BOND INDEX/(1)/
 AXA GLOBAL EQUITY MANAGED              EQ/EQUITY 500 INDEX/(1)/
 VOLATILITY/(1)/
 AXA INTERNATIONAL CORE MANAGED         EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 VOLATILITY/(1)/
 AXA INTERNATIONAL VALUE MANAGED        EQ/INTERNATIONAL EQUITY INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP CORE MANAGED             EQ/LARGE CAP GROWTH INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP GROWTH MANAGED           EQ/LARGE CAP VALUE INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP VALUE MANAGED            EQ/MID CAP INDEX/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              EQ/MONEY MARKET/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           EQ/QUALITY BOND PLUS/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      EQ/SMALL COMPANY INDEX/(1)/
 AXA/AB SHORT DURATION GOVERNMENT       MULTIMANAGER TECHNOLOGY/(1)/
 BOND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 45 of AXA Equitable Life Insurance Company since 1995.

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                       1290 VT GAMCO 1290 VT GAMCO   1290 VT      AXA 400    AXA 2000
                                         MERGERS &   SMALL COMPANY   SOCIALLY     MANAGED     MANAGED   AXA AGGRESSIVE
                                       ACQUISITIONS*    VALUE*     RESPONSIBLE* VOLATILITY* VOLATILITY*  ALLOCATION*
                                       ------------- ------------- ------------ ----------- ----------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $4,858,113    $35,149,196   $1,750,258  $9,632,152  $12,561,682  $18,243,732
Receivable for shares of the
 Portfolios sold......................       1,543          3,141           92         920        1,480        1,159
                                        ----------    -----------   ----------  ----------  -----------  -----------
   Total assets.......................   4,859,656     35,152,337    1,750,350   9,633,072   12,563,162   18,244,891
                                        ----------    -----------   ----------  ----------  -----------  -----------

LIABILITIES:
Payable for policy-related
 transactions.........................       1,543          3,142           91         920        1,480        1,159
                                        ----------    -----------   ----------  ----------  -----------  -----------
   Total liabilities..................       1,543          3,142           91         920        1,480        1,159
                                        ----------    -----------   ----------  ----------  -----------  -----------
NET ASSETS............................  $4,858,113    $35,149,195   $1,750,259  $9,632,152  $12,561,682  $18,243,732
                                        ==========    ===========   ==========  ==========  ===========  ===========

NET ASSETS:
Accumulation unit values..............  $4,852,968    $35,104,271   $1,727,854  $9,597,187  $12,530,197  $18,220,903
Retained by AXA Equitable in Separate
 Account No. 45.......................       5,145         44,924       22,405      34,965       31,485       22,829
                                        ----------    -----------   ----------  ----------  -----------  -----------
TOTAL NET ASSETS......................  $4,858,113    $35,149,195   $1,750,259  $9,632,152  $12,561,682  $18,243,732
                                        ==========    ===========   ==========  ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost..................  $4,863,367    $28,459,350   $1,686,375  $8,613,925  $11,003,763  $16,352,345

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                      AXA      AXA GLOBAL       AXA           AXA
                                        AXA      CONSERVATIVE-   EQUITY    INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                    CONSERVATIVE     PLUS        MANAGED   CORE MANAGED  VALUE MANAGED CORE MANAGED
                                    ALLOCATION*   ALLOCATION*  VOLATILITY*  VOLATILITY*   VOLATILITY*   VOLATILITY*
                                    ------------ ------------- ----------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,889,529   $36,927,181  $43,523,278  $22,678,339   $20,322,174   $51,934,711
Receivable for shares of the
 Portfolios sold...................       1,651       165,274        2,622        2,107         2,449        23,127
                                    -----------   -----------  -----------  -----------   -----------   -----------
   Total assets....................  38,891,180    37,092,455   43,525,900   22,680,446    20,324,623    51,957,838
                                    -----------   -----------  -----------  -----------   -----------   -----------

LIABILITIES:
Payable for policy-related
 transactions......................       1,652       165,274        2,622        2,107         2,450        23,128
                                    -----------   -----------  -----------  -----------   -----------   -----------
   Total liabilities...............       1,652       165,274        2,622        2,107         2,450        23,128
                                    -----------   -----------  -----------  -----------   -----------   -----------
NET ASSETS......................... $38,889,528   $36,927,181  $43,523,278  $22,678,339   $20,322,173   $51,934,710
                                    ===========   ===========  ===========  ===========   ===========   ===========

NET ASSETS:
Accumulation unit values........... $38,880,297   $36,918,488  $43,494,854  $22,660,815   $20,280,197   $51,874,376
Retained by AXA Equitable in
 Separate Account No. 45...........       9,231         8,693       28,424       17,524        41,976        60,334
                                    -----------   -----------  -----------  -----------   -----------   -----------
TOTAL NET ASSETS................... $38,889,528   $36,927,181  $43,523,278  $22,678,339   $20,322,173   $51,934,710
                                    ===========   ===========  ===========  ===========   ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $39,568,372   $36,759,209  $29,690,810  $18,371,221   $16,189,001   $39,341,994

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       AXA LARGE CAP               AXA MID CAP                            AXA/AB SHORT
                                          GROWTH     AXA LARGE CAP    VALUE                 AXA MODERATE-   DURATION
                                          MANAGED    VALUE MANAGED   MANAGED   AXA MODERATE     PLUS       GOVERNMENT
                                        VOLATILITY*   VOLATILITY*  VOLATILITY* ALLOCATION*   ALLOCATION*     BOND*
                                       ------------- ------------- ----------- ------------ ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $145,388,670  $225,578,832  $60,788,320 $159,125,088  $78,924,248  $14,911,328
Receivable for shares of the
 Portfolios sold......................       51,449        31,744       10,008       16,378        6,585       23,086
                                       ------------  ------------  ----------- ------------  -----------  -----------
   Total assets.......................  145,440,119   225,610,576   60,798,328  159,141,466   78,930,833   14,934,414
                                       ------------  ------------  ----------- ------------  -----------  -----------

LIABILITIES:
Payable for policy-related
 transactions.........................       51,449        31,745       10,007       16,379        6,586       23,086
                                       ------------  ------------  ----------- ------------  -----------  -----------
   Total liabilities..................       51,449        31,745       10,007       16,379        6,586       23,086
                                       ------------  ------------  ----------- ------------  -----------  -----------
NET ASSETS............................ $145,388,670  $225,578,831  $60,788,321 $159,125,087  $78,924,247  $14,911,328
                                       ============  ============  =========== ============  ===========  ===========

NET ASSETS:
Accumulation unit values.............. $145,345,576  $225,551,929  $60,754,836 $159,055,457  $78,911,325  $14,908,605
Retained by AXA Equitable in Separate
 Account No. 45.......................       43,094        26,902       33,485       69,630       12,922        2,723
                                       ------------  ------------  ----------- ------------  -----------  -----------
TOTAL NET ASSETS...................... $145,388,670  $225,578,831  $60,788,321 $159,125,087  $78,924,247  $14,911,328
                                       ============  ============  =========== ============  ===========  ===========

Investments in shares of the
 Portfolios, at cost.................. $102,667,548  $154,541,417  $39,745,519 $151,162,063  $73,166,240  $15,057,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


                                                                 AXA/FRANKLIN AXA/FRANKLIN
                                                    AXA/FRANKLIN  SMALL CAP    TEMPLETON                 AXA/MUTUAL
                                                      BALANCED      VALUE      ALLOCATION                LARGE CAP
                                       AXA/AB SMALL   MANAGED      MANAGED      MANAGED     AXA/JANUS  EQUITY MANAGED
                                       CAP GROWTH*  VOLATILITY*  VOLATILITY*  VOLATILITY*  ENTERPRISE*  VOLATILITY*
                                       ------------ ------------ ------------ ------------ ----------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $52,425,129  $27,393,607   $1,554,301   $8,400,855  $12,597,204   $3,171,506
Receivable for shares of the
 Portfolios sold......................       4,525       83,830        2,193       46,369        2,830        1,946
                                       -----------  -----------   ----------   ----------  -----------   ----------
   Total assets.......................  52,429,654   27,477,437    1,556,494    8,447,224   12,600,034    3,173,452
                                       -----------  -----------   ----------   ----------  -----------   ----------

LIABILITIES:
Payable for policy-related
 transactions.........................       4,525       83,830        2,192       46,368        2,831        1,945
                                       -----------  -----------   ----------   ----------  -----------   ----------
   Total liabilities..................       4,525       83,830        2,192       46,368        2,831        1,945
                                       -----------  -----------   ----------   ----------  -----------   ----------
NET ASSETS............................ $52,425,129  $27,393,607   $1,554,302   $8,400,856  $12,597,203   $3,171,507
                                       ===========  ===========   ==========   ==========  ===========   ==========

NET ASSETS:
Accumulation unit values.............. $52,397,432  $27,393,117   $1,553,977   $8,399,970  $12,591,306   $3,170,918
Retained by AXA Equitable in Separate
 Account No. 45.......................      27,697          490          325          886        5,897          589
                                       -----------  -----------   ----------   ----------  -----------   ----------
TOTAL NET ASSETS...................... $52,425,129  $27,393,607   $1,554,302   $8,400,856  $12,597,203   $3,171,507
                                       ===========  ===========   ==========   ==========  ===========   ==========

Investments in shares of the
 Portfolios, at cost.................. $46,363,284  $25,082,491   $1,438,486   $7,169,954  $12,514,226   $2,508,909

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                    AXA/TEMPLETON
                                    GLOBAL EQUITY                                         EQ/INTERMEDIATE EQ/INTERNATIONAL
                                       MANAGED     EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500   GOVERNMENT         EQUITY
                                     VOLATILITY*  STOCK INDEX*    INDEX*       INDEX*          BOND*           INDEX*
                                    ------------- ------------ ------------ ------------- --------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $5,309,685   $204,820,260 $53,360,717   $85,832,662    $21,712,807     $48,949,514
Receivable for shares of the
 Portfolios sold...................         630        367,281       7,274        13,586          1,117              --
Receivable for policy-related
 transactions......................          --             --          --            --             --           8,903
                                     ----------   ------------ -----------   -----------    -----------     -----------
   Total assets....................   5,310,315    205,187,541  53,367,991    85,846,248     21,713,924      48,958,417
                                     ----------   ------------ -----------   -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --             --          --            --             --           8,904
Payable for policy-related
 transactions......................         631        367,280       7,274        13,587          1,117              --
                                     ----------   ------------ -----------   -----------    -----------     -----------
   Total liabilities...............         631        367,280       7,274        13,587          1,117           8,904
                                     ----------   ------------ -----------   -----------    -----------     -----------
NET ASSETS.........................  $5,309,684   $204,820,261 $53,360,717   $85,832,661    $21,712,807     $48,949,513
                                     ==========   ============ ===========   ===========    ===========     ===========

NET ASSETS:
Accumulation unit values...........  $5,309,648   $204,794,438 $53,331,127   $85,749,930    $21,693,162     $48,933,477
Retained by AXA Equitable in
 Separate Account No. 45...........          36         25,823      29,590        82,731         19,645          16,036
                                     ----------   ------------ -----------   -----------    -----------     -----------
TOTAL NET ASSETS...................  $5,309,684   $204,820,261 $53,360,717   $85,832,661    $21,712,807     $48,949,513
                                     ==========   ============ ===========   ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost...............  $4,416,505   $125,865,636 $54,221,046   $54,553,086    $21,610,394     $44,739,592

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       EQ/LARGE CAP  EQ/LARGE CAP EQ/MID CAP   EQ/MONEY   EQ/QUALITY BOND    EQ/SMALL
                                       GROWTH INDEX* VALUE INDEX*   INDEX*     MARKET*         PLUS*      COMPANY INDEX*
                                       ------------- ------------ ----------- ----------- --------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $55,934,561  $10,873,145  $34,006,770 $27,423,825   $31,103,346    $18,199,361
Receivable for shares of the
 Portfolios sold......................       13,404        1,879        5,675     472,475         4,194          3,163
                                        -----------  -----------  ----------- -----------   -----------    -----------
   Total assets.......................   55,947,965   10,875,024   34,012,445  27,896,300    31,107,540     18,202,524
                                        -----------  -----------  ----------- -----------   -----------    -----------

LIABILITIES:
Payable for policy-related
 transactions.........................       13,404        1,879        5,675     472,475         4,194          3,163
                                        -----------  -----------  ----------- -----------   -----------    -----------
   Total liabilities..................       13,404        1,879        5,675     472,475         4,194          3,163
                                        -----------  -----------  ----------- -----------   -----------    -----------
NET ASSETS............................  $55,934,561  $10,873,145  $34,006,770 $27,423,825   $31,103,346    $18,199,361
                                        ===========  ===========  =========== ===========   ===========    ===========

NET ASSETS:
Accumulation unit values..............  $55,868,863  $10,867,711  $33,988,168 $27,404,278   $31,080,083    $18,188,444
Retained by AXA Equitable in Separate
 Account No. 45.......................       65,698        5,434       18,602      19,547        23,263         10,917
                                        -----------  -----------  ----------- -----------   -----------    -----------
TOTAL NET ASSETS......................  $55,934,561  $10,873,145  $34,006,770 $27,423,825   $31,103,346    $18,199,361
                                        ===========  ===========  =========== ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..................  $42,361,500  $ 9,674,415  $25,646,236 $27,424,083   $31,131,068    $17,102,552

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


                                                        MULTIMANAGER
                                                        TECHNOLOGY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $32,337,588
Receivable for shares of the Portfolios sold...........       4,912
                                                        -----------
   Total assets........................................  32,342,500
                                                        -----------

LIABILITIES:
Payable for policy-related transactions................       4,912
                                                        -----------
   Total liabilities...................................       4,912
                                                        -----------
NET ASSETS............................................. $32,337,588
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $32,312,103
Retained by AXA Equitable in Separate Account No. 45...      25,485
                                                        -----------
TOTAL NET ASSETS....................................... $32,337,588
                                                        ===========

Investments in shares of the Portfolios, at cost....... $23,777,138

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                      SHARE CLASS** PORTFOLIO SHARES HELD
                                    --------------- ---------------------
1290 VT GAMCO MERGERS &
 ACQUISITIONS......................        B                375,559

1290 VT GAMCO SMALL COMPANY VALUE..        B                558,424

1290 VT SOCIALLY RESPONSIBLE.......        B                146,968

AXA 400 MANAGED VOLATILITY.........        B                426,814

AXA 2000 MANAGED VOLATILITY........        B                587,066

AXA AGGRESSIVE ALLOCATION..........        B              1,521,938

AXA CONSERVATIVE ALLOCATION........        B              4,109,959

AXA CONSERVATIVE-PLUS ALLOCATION...        B              3,708,037

AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................        B              2,330,047

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................        B              2,000,700

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................        B              1,453,757

AXA LARGE CAP CORE MANAGED
 VOLATILITY........................        B              4,703,043

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................        B              4,500,740

AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................        A                712,031
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................        B             11,182,451

AXA MID CAP VALUE MANAGED
 VOLATILITY........................        B              3,433,040

AXA MODERATE ALLOCATION............        A              1,331,552
AXA MODERATE ALLOCATION............        B             9,783,402

AXA MODERATE-PLUS ALLOCATION.......        B              6,867,884

AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................        B              1,518,103

AXA/AB SMALL CAP GROWTH............        A                 99,105
AXA/AB SMALL CAP GROWTH............        B             2,669,794

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................        B              2,418,463

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................        B                 88,428

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................        B                713,973

AXA/JANUS ENTERPRISE...............        B                707,849

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY................        B                216,282

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY................        B                379,416

EQ/COMMON STOCK INDEX..............        A                803,697
EQ/COMMON STOCK INDEX..............        B             5,271,731

EQ/CORE BOND INDEX.................        B              5,416,555

EQ/EQUITY 500 INDEX................        B              1,953,190

EQ/INTERMEDIATE GOVERNMENT BOND....        A                 75,406
EQ/INTERMEDIATE GOVERNMENT BOND....        B             2,070,672

EQ/INTERNATIONAL EQUITY INDEX......        A                539,075
EQ/INTERNATIONAL EQUITY INDEX......        B             4,398,918

EQ/LARGE CAP GROWTH INDEX..........        B              3,951,701

EQ/LARGE CAP VALUE INDEX...........        B              1,177,581

EQ/MID CAP INDEX...................        B              2,250,835

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                      SHARE CLASS** PORTFOLIO SHARES HELD
                                    --------------- ---------------------

EQ/MONEY MARKET....................        A              2,709,980
EQ/MONEY MARKET....................        B             24,712,574

EQ/QUALITY BOND PLUS...............        B              3,683,338

EQ/SMALL COMPANY INDEX.............        B              1,533,391

MULTIMANAGER TECHNOLOGY............        B              1,247,547

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.50%          B          $17.96         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.15%          B          $16.53        66
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.35%          B          $16.11       102
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          B          $15.70       110
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.60%          B          $15.60        22
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          B          $15.40         3

1290 VT GAMCO SMALL COMPANY VALUE.......  0.50%          B          $95.38        --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.15%          B          $78.66        98
1290 VT GAMCO SMALL COMPANY VALUE.......  1.35%          B          $74.11       153
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          B          $69.81       170
1290 VT GAMCO SMALL COMPANY VALUE.......  1.60%          B          $68.78        59
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          B          $66.75         1

1290 VT SOCIALLY RESPONSIBLE............  1.15%          B          $17.37        15
1290 VT SOCIALLY RESPONSIBLE............  1.35%          B          $16.73        21
1290 VT SOCIALLY RESPONSIBLE............  1.55%          B          $16.12        54
1290 VT SOCIALLY RESPONSIBLE............  1.60%          B          $15.97        16

AXA 400 MANAGED VOLATILITY..............  1.15%          B          $15.64       104
AXA 400 MANAGED VOLATILITY..............  1.35%          B          $15.49       186
AXA 400 MANAGED VOLATILITY..............  1.55%          B          $15.35       258
AXA 400 MANAGED VOLATILITY..............  1.60%          B          $15.31        71
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $15.24         3

AXA 2000 MANAGED VOLATILITY.............  0.50%          B          $15.96        --
AXA 2000 MANAGED VOLATILITY.............  1.15%          B          $15.48       182
AXA 2000 MANAGED VOLATILITY.............  1.35%          B          $15.33       304
AXA 2000 MANAGED VOLATILITY.............  1.55%          B          $15.19       238
AXA 2000 MANAGED VOLATILITY.............  1.60%          B          $15.15        93
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $15.08         2

AXA AGGRESSIVE ALLOCATION...............  1.15%          B          $19.28       264
AXA AGGRESSIVE ALLOCATION...............  1.35%          B          $18.75       290
AXA AGGRESSIVE ALLOCATION...............  1.55%          B          $18.23       321
AXA AGGRESSIVE ALLOCATION...............  1.60%          B          $18.10       102

AXA CONSERVATIVE ALLOCATION.............  1.15%          B          $13.18       747
AXA CONSERVATIVE ALLOCATION.............  1.35%          B          $12.82       908
AXA CONSERVATIVE ALLOCATION.............  1.55%          B          $12.46       980

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION........  1.60%          B          $12.38        417
AXA CONSERVATIVE ALLOCATION........  1.70%          B          $12.77          2

AXA CONSERVATIVE-PLUS ALLOCATION...  1.15%          B          $14.65        856
AXA CONSERVATIVE-PLUS ALLOCATION...  1.35%          B          $14.25        705
AXA CONSERVATIVE-PLUS ALLOCATION...  1.55%          B          $13.85        586
AXA CONSERVATIVE-PLUS ALLOCATION...  1.60%          B          $13.75        450
AXA CONSERVATIVE-PLUS ALLOCATION...  1.70%          B          $14.43          3

AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  0.50%          B          $31.83         --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  1.15%          B          $27.85        310
AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  1.35%          B          $26.72        631
AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  1.55%          B          $25.64        524
AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  1.60%          B          $25.38        177
AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................  1.70%          B          $24.86          1

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  0.50%          B          $17.77          1
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  1.15%          B          $15.72        390
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  1.35%          B          $15.14        453
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  1.55%          B          $14.58        519
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  1.60%          B          $14.44        145
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................  1.70%          B          $14.17          1

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................  1.15%          B          $23.43        205
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................  1.35%          B          $22.47        326
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................  1.55%          B          $21.54        288
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................  1.60%          B          $21.32         92

AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  0.50%          B          $21.89          1
AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  1.15%          B          $19.33        602
AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  1.35%          B          $18.60      1,052
AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  1.55%          B          $17.90        859
AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  1.60%          B          $17.73        295
AXA LARGE CAP CORE MANAGED
 VOLATILITY........................  1.70%          B          $17.39          3

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  0.50%          B          $39.98          1
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  1.15%          B          $34.91      1,094
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  1.35%          B          $33.48      1,628
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  1.55%          B          $32.10      1,181
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  1.60%          B          $31.77        460
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................  1.70%          B          $31.11          4

AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.15%          A          $12.94      1,045
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  0.50%          B          $27.76          1
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.15%          B          $12.77      3,216
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.35%          B          $23.38      3,289
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.55%          B          $22.45      3,054
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.60%          B          $22.22      1,110
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................  1.70%          B          $21.78         36

AXA MID CAP VALUE MANAGED
 VOLATILITY........................  0.50%          B          $36.09          1
AXA MID CAP VALUE MANAGED
 VOLATILITY........................  1.15%          B          $31.52        450
AXA MID CAP VALUE MANAGED
 VOLATILITY........................  1.35%          B          $30.22        532
AXA MID CAP VALUE MANAGED
 VOLATILITY........................  1.55%          B          $28.98        790
AXA MID CAP VALUE MANAGED
 VOLATILITY........................  1.60%          B          $28.68        257
AXA MID CAP VALUE MANAGED
 VOLATILITY........................  1.70%          B          $28.08          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

AXA MODERATE ALLOCATION.................  1.15%          A          $72.30        265
AXA MODERATE ALLOCATION.................  0.50%          B          $83.53          1
AXA MODERATE ALLOCATION.................  1.15%          B          $67.75        331
AXA MODERATE ALLOCATION.................  1.35%          B          $63.51        809
AXA MODERATE ALLOCATION.................  1.55%          B          $59.52        726
AXA MODERATE ALLOCATION.................  1.60%          B          $58.57        374
AXA MODERATE ALLOCATION.................  1.70%          B          $56.70         16

AXA MODERATE-PLUS ALLOCATION............  1.15%          B          $17.72      1,001
AXA MODERATE-PLUS ALLOCATION............  1.35%          B          $17.23      1,283
AXA MODERATE-PLUS ALLOCATION............  1.55%          B          $16.75      1,774
AXA MODERATE-PLUS ALLOCATION............  1.60%          B          $16.63        559
AXA MODERATE-PLUS ALLOCATION............  1.70%          B          $18.11          4

AXA/AB SHORT DURATION GOVERNMENT BOND...  1.15%          B          $ 9.37        369
AXA/AB SHORT DURATION GOVERNMENT BOND...  1.35%          B          $ 9.28        566
AXA/AB SHORT DURATION GOVERNMENT BOND...  1.55%          B          $ 9.19        515
AXA/AB SHORT DURATION GOVERNMENT BOND...  1.60%          B          $ 9.17        141
AXA/AB SHORT DURATION GOVERNMENT BOND...  1.70%          B          $ 9.13         19

AXA/AB SMALL CAP GROWTH.................  1.15%          A          $43.50         46
AXA/AB SMALL CAP GROWTH.................  1.15%          B          $41.98        257
AXA/AB SMALL CAP GROWTH.................  1.35%          B          $40.26        312
AXA/AB SMALL CAP GROWTH.................  1.55%          B          $38.61        566
AXA/AB SMALL CAP GROWTH.................  1.60%          B          $38.20        134
AXA/AB SMALL CAP GROWTH.................  1.70%          B          $37.41          2

AXA/FRANKLIN BALANCED MANAGED VOLATILITY  0.50%          B          $15.97          2
AXA/FRANKLIN BALANCED MANAGED VOLATILITY  1.15%          B          $14.83        404
AXA/FRANKLIN BALANCED MANAGED VOLATILITY  1.35%          B          $14.49        576
AXA/FRANKLIN BALANCED MANAGED VOLATILITY  1.55%          B          $14.16        630
AXA/FRANKLIN BALANCED MANAGED VOLATILITY  1.60%          B          $14.08        292

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................  1.15%          B          $17.78         15
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................  1.35%          B          $17.37         39
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................  1.55%          B          $16.98         21
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................  1.60%          B          $16.88         16
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................  1.70%          B          $16.69         --

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................  1.15%          B          $13.25        162
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................  1.35%          B          $12.97        212
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................  1.55%          B          $12.69        207
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................  1.60%          B          $12.62         69

AXA/JANUS ENTERPRISE....................  1.15%          B          $25.21        144
AXA/JANUS ENTERPRISE....................  1.35%          B          $24.57        151
AXA/JANUS ENTERPRISE....................  1.55%          B          $23.95        171
AXA/JANUS ENTERPRISE....................  1.60%          B          $23.80         47
AXA/JANUS ENTERPRISE....................  1.70%          B          $23.49          1

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.15%          B          $16.23         47
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.35%          B          $15.87         86
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.55%          B          $15.51         44
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................  1.60%          B          $15.42         22

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.15%          B          $14.04         90
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.35%          B          $13.72        133
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.55%          B          $13.41        132
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................  1.60%          B          $13.33         34

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

EQ/COMMON STOCK INDEX...................  1.15%          A         $521.95         52
EQ/COMMON STOCK INDEX...................  1.15%          B         $502.37        101
EQ/COMMON STOCK INDEX...................  1.35%          B         $461.49        168
EQ/COMMON STOCK INDEX...................  1.55%          B         $423.87         78
EQ/COMMON STOCK INDEX...................  1.60%          B         $414.95         38
EQ/COMMON STOCK INDEX...................  1.70%          B         $397.68         --

EQ/CORE BOND INDEX......................  0.50%          B         $ 16.82         --
EQ/CORE BOND INDEX......................  1.15%          B         $ 14.75        790
EQ/CORE BOND INDEX......................  1.35%          B         $ 14.17      1,173
EQ/CORE BOND INDEX......................  1.55%          B         $ 13.60      1,327
EQ/CORE BOND INDEX......................  1.60%          B         $ 13.47        515
EQ/CORE BOND INDEX......................  1.70%          B         $ 13.20          5

EQ/EQUITY 500 INDEX.....................  1.15%          B         $ 60.50        265
EQ/EQUITY 500 INDEX.....................  1.35%          B         $ 57.65        657
EQ/EQUITY 500 INDEX.....................  1.55%          B         $ 54.93        418
EQ/EQUITY 500 INDEX.....................  1.60%          B         $ 54.27        162
EQ/EQUITY 500 INDEX.....................  1.70%          B         $ 52.97          2

EQ/INTERMEDIATE GOVERNMENT BOND.........  1.15%          A         $ 21.66         35
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.50%          B         $ 24.87         --
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.15%          B         $ 20.87        131
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.35%          B         $ 19.77        239
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.55%          B         $ 18.73        447
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.60%          B         $ 18.48        268
EQ/INTERMEDIATE GOVERNMENT BOND.........  1.70%          B         $ 17.98          7

EQ/INTERNATIONAL EQUITY INDEX...........  1.15%          A         $ 18.07        300
EQ/INTERNATIONAL EQUITY INDEX...........  0.50%          B         $ 20.20          1
EQ/INTERNATIONAL EQUITY INDEX...........  1.15%          B         $ 17.40        389
EQ/INTERNATIONAL EQUITY INDEX...........  1.35%          B         $ 16.62        971
EQ/INTERNATIONAL EQUITY INDEX...........  1.55%          B         $ 15.87        937
EQ/INTERNATIONAL EQUITY INDEX...........  1.60%          B         $ 15.69        362
EQ/INTERNATIONAL EQUITY INDEX...........  1.70%          B         $ 15.33          3

EQ/LARGE CAP GROWTH INDEX...............  0.50%          B         $ 20.40          2
EQ/LARGE CAP GROWTH INDEX...............  1.15%          B         $ 18.05        352
EQ/LARGE CAP GROWTH INDEX...............  1.35%          B         $ 17.38      1,191
EQ/LARGE CAP GROWTH INDEX...............  1.55%          B         $ 16.74      1,207
EQ/LARGE CAP GROWTH INDEX...............  1.60%          B         $ 16.58        501
EQ/LARGE CAP GROWTH INDEX...............  1.70%          B         $ 16.27         17

EQ/LARGE CAP VALUE INDEX................  1.15%          B         $ 11.93        172
EQ/LARGE CAP VALUE INDEX................  1.35%          B         $ 11.81        378
EQ/LARGE CAP VALUE INDEX................  1.55%          B         $ 11.35        298
EQ/LARGE CAP VALUE INDEX................  1.60%          B         $ 11.28         83
EQ/LARGE CAP VALUE INDEX................  1.70%          B         $ 11.14          4

EQ/MID CAP INDEX........................  0.50%          B         $ 26.79         --
EQ/MID CAP INDEX........................  1.15%          B         $ 23.91        254
EQ/MID CAP INDEX........................  1.35%          B         $ 23.09        401
EQ/MID CAP INDEX........................  1.55%          B         $ 22.29        634
EQ/MID CAP INDEX........................  1.60%          B         $ 22.10        201
EQ/MID CAP INDEX........................  1.70%          B         $ 21.71          2

EQ/MONEY MARKET.........................  1.15%          A         $ 30.20         90
EQ/MONEY MARKET.........................  0.00%          B         $ 44.61         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/MONEY MARKET.........................  0.50%          B          $37.16        --
EQ/MONEY MARKET.........................  1.15%          B          $29.27       136
EQ/MONEY MARKET.........................  1.35%          B          $27.18       219
EQ/MONEY MARKET.........................  1.55%          B          $25.24       298
EQ/MONEY MARKET.........................  1.60%          B          $24.78       205
EQ/MONEY MARKET.........................  1.70%          B          $23.88        40

EQ/QUALITY BOND PLUS....................  0.50%          B          $20.54        --
EQ/QUALITY BOND PLUS....................  1.15%          B          $17.52       315
EQ/QUALITY BOND PLUS....................  1.35%          B          $16.68       556
EQ/QUALITY BOND PLUS....................  1.55%          B          $15.88       717
EQ/QUALITY BOND PLUS....................  1.60%          B          $15.69       307
EQ/QUALITY BOND PLUS....................  1.70%          B          $15.31         5

EQ/SMALL COMPANY INDEX..................  1.15%          B          $33.07       121
EQ/SMALL COMPANY INDEX..................  1.35%          B          $31.75       220
EQ/SMALL COMPANY INDEX..................  1.55%          B          $30.49       178
EQ/SMALL COMPANY INDEX..................  1.60%          B          $30.18        57
EQ/SMALL COMPANY INDEX..................  1.70%          B          $29.58         2

MULTIMANAGER TECHNOLOGY.................  0.50%          B          $32.71        --
MULTIMANAGER TECHNOLOGY.................  1.15%          B          $29.45       199
MULTIMANAGER TECHNOLOGY.................  1.35%          B          $28.52       283
MULTIMANAGER TECHNOLOGY.................  1.55%          B          $27.60       497
MULTIMANAGER TECHNOLOGY.................  1.60%          B          $27.38       169
MULTIMANAGER TECHNOLOGY.................  1.70%          B          $26.94        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT GAMCO
                                          1290 VT GAMCO     SMALL       1290 VT      AXA 400    AXA 2000       AXA
                                            MERGERS &      COMPANY      SOCIALLY     MANAGED     MANAGED   AGGRESSIVE
                                          ACQUISITIONS*    VALUE*     RESPONSIBLE* VOLATILITY* VOLATILITY* ALLOCATION*
                                          ------------- ------------- ------------ ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  7,914     $  200,616     $ 16,967   $   69,930  $   86,465  $  257,475
 Expenses:
   Asset-based charges...................     71,820        489,717       24,974      143,183     177,076     241,588
                                            --------     ----------     --------   ----------  ----------  ----------

NET INVESTMENT INCOME (LOSS).............    (63,906)      (289,101)      (8,007)     (73,253)    (90,611)     15,887
                                            --------     ----------     --------   ----------  ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     81,517      2,789,933       41,877      356,307     301,326     433,904
   Net realized gain distribution from
    the Portfolios.......................    255,190      2,435,257      240,108      736,135     684,169     577,594
                                            --------     ----------     --------   ----------  ----------  ----------
 Net realized gain (loss)................    336,707      5,225,190      281,985    1,092,442     985,495   1,011,498
                                            --------     ----------     --------   ----------  ----------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (15,747)      (170,191)      20,131      211,089     571,569   1,778,608
                                            --------     ----------     --------   ----------  ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    320,960      5,054,999      302,116    1,303,531   1,557,064   2,790,106
                                            --------     ----------     --------   ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $257,054     $4,765,898     $294,109   $1,230,278  $1,466,453  $2,805,993
                                            ========     ==========     ========   ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                      AXA           AXA
                                                            AXA      AXA GLOBAL  INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                              AXA      CONSERVATIVE-   EQUITY        CORE          VALUE         CORE
                                          CONSERVATIVE     PLUS        MANAGED      MANAGED       MANAGED       MANAGED
                                          ALLOCATION*   ALLOCATION*  VOLATILITY*  VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------ ------------- ----------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  437,730   $  434,403   $  442,758   $  352,702    $  368,682    $  492,508
 Expenses:
   Asset-based charges...................     556,464      528,710      587,636      307,846       276,358       707,234
                                           ----------   ----------   ----------   ----------    ----------    ----------

NET INVESTMENT INCOME (LOSS).............    (118,734)     (94,307)    (144,878)      44,856        92,324      (214,726)
                                           ----------   ----------   ----------   ----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (76,988)     349,206    2,517,365      711,047       489,152     2,179,999
   Net realized gain distribution from
    the Portfolios.......................     956.006    1,195,279           --           --            --     3,229,890
                                           ----------   ----------   ----------   ----------    ----------    ----------
 Net realized gain (loss)................     879,018    1,544,485    2,517,365      711,047       489,152     5,409,889
                                           ----------   ----------   ----------   ----------    ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     605,347    1,270,805    6,687,494    4,127,483     3,276,822     4,145,467
                                           ----------   ----------   ----------   ----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,484,365    2,815,290    9,204,859    4,838,530     3,765,974     9,555,356
                                           ----------   ----------   ----------   ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $1,365,631   $2,720,983   $9,059,981   $4,883,386    $3,858,298    $9,340,630
                                           ==========   ==========   ==========   ==========    ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                           AXA LARGE    AXA LARGE  AXA MID CAP                   AXA     AXA/AB SHORT
                                          CAP GROWTH    CAP VALUE     VALUE                   MODERATE-    DURATION
                                            MANAGED      MANAGED     MANAGED    AXA MODERATE    PLUS      GOVERNMENT
                                          VOLATILITY*  VOLATILITY* VOLATILITY*  ALLOCATION*  ALLOCATION*    BOND*
                                          -----------  ----------- -----------  ------------ ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   661,701  $ 3,304,807 $   621,458  $ 1,951,762  $1,041,342   $  74,544
 Expenses:
   Asset-based charges...................   1,926,065    3,129,745     867,681    2,247,803   1,104,228     227,878
                                          -----------  ----------- -----------  -----------  ----------   ---------

NET INVESTMENT INCOME (LOSS).............  (1,264,364)     175,062    (246,223)    (296,041)    (62,886)   (153,334)
                                          -----------  ----------- -----------  -----------  ----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   8,090,512   12,318,082   4,181,394    2,664,668   1,471,747     (48,377)
   Net realized gain distribution from
    the Portfolios.......................  11,061,648           --   3,794,853    5,329,958   3,325,065          --
                                          -----------  ----------- -----------  -----------  ----------   ---------
 Net realized gain (loss)................  19,152,160   12,318,082   7,976,247    7,994,626   4,796,812     (48,377)
                                          -----------  ----------- -----------  -----------  ----------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  16,092,586   13,576,409  (1,413,470)   6,960,801   5,006,821      10,673
                                          -----------  ----------- -----------  -----------  ----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  35,244,746   25,894,491   6,562,777   14,955,427   9,803,633     (37,704)
                                          -----------  ----------- -----------  -----------  ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $33,980,382  $26,069,553 $ 6,316,554  $14,659,386  $9,740,747   $(191,038)
                                          ===========  =========== ===========  ===========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                    AXA/FRANKLIN AXA/FRANKLIN             AXA/MUTUAL
                                                       AXA/FRANKLIN  SMALL CAP    TEMPLETON                LARGE CAP
                                                         BALANCED      VALUE      ALLOCATION                EQUITY
                                          AXA/AB SMALL   MANAGED      MANAGED      MANAGED     AXA/JANUS    MANAGED
                                          CAP GROWTH*  VOLATILITY*  VOLATILITY*  VOLATILITY*  ENTERPRISE* VOLATILITY*
                                          ------------ ------------ ------------ ------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   138,169   $  688,405   $   8,100    $  137,592  $       --   $ 30,978
 Expenses:
   Asset-based charges...................     705,284      371,688      24,245       112,902     161,700     41,951
                                          -----------   ----------   ---------    ----------  ----------   --------

NET INVESTMENT INCOME (LOSS).............    (567,115)     316,717     (16,145)       24,690    (161,700)   (10,973)
                                          -----------   ----------   ---------    ----------  ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,152,763      837,614     198,905       324,758     (99,847)   247,783
   Net realized gain distribution from
    the Portfolios.......................   4,495,966           --     133,133       144,349   1,228,456    174,333
                                          -----------   ----------   ---------    ----------  ----------   --------
 Net realized gain (loss)................   5,648,729      837,614     332,038       469,107   1,128,609    422,116
                                          -----------   ----------   ---------    ----------  ----------   --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   4,441,981    1,092,543    (147,757)      514,419   1,717,883    (49,666)
                                          -----------   ----------   ---------    ----------  ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  10,090,710    1,930,157     184,281       983,526   2,846,492    372,450
                                          -----------   ----------   ---------    ----------  ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ 9,523,595   $2,246,874   $ 168,136    $1,008,216  $2,684,792   $361,477
                                          ===========   ==========   =========    ==========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                          AXA/TEMPLETON
                                             GLOBAL
                                             EQUITY                                             EQ/INTERMEDIATE EQ/INTERNATIONAL
                                             MANAGED     EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500   GOVERNMENT         EQUITY
                                           VOLATILITY*  STOCK INDEX*    INDEX*       INDEX*          BOND*           INDEX*
                                          ------------- ------------ ------------ ------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 68,941    $ 2,530,933    $848,657    $ 1,159,985     $ 184,711       $1,234,082
 Expenses:
   Asset-based charges...................     70,602      2,654,357     783,061      1,147,004       335,260          658,197
                                            --------    -----------    --------    -----------     ---------       ----------

NET INVESTMENT INCOME (LOSS).............     (1,661)      (123,424)     65,596         12,981      (150,549)         575,885
                                            --------    -----------    --------    -----------     ---------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    164,478      9,841,394     (29,428)     5,264,418       118,614         (718,226)
   Net realized gain distribution from
    the Portfolios.......................         --             --          --        713,260        12,452               --
                                            --------    -----------    --------    -----------     ---------       ----------
 Net realized gain (loss)................    164,478      9,841,394     (29,428)     5,977,678       131,066         (718,226)
                                            --------    -----------    --------    -----------     ---------       ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    737,493     24,785,885       5,807      8,560,251      (225,919)       9,247,351
                                            --------    -----------    --------    -----------     ---------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    901,971     34,627,279     (23,621)    14,537,929       (94,853)       8,529,125
                                            --------    -----------    --------    -----------     ---------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $900,310    $34,503,855    $ 41,975    $14,550,910     $(245,402)      $9,105,010
                                            ========    ===========    ========    ===========     =========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                          EQ/LARGE CAP
                                             GROWTH    EQ/LARGE CAP  EQ/MID CAP   EQ/MONEY  EQ/QUALITY    EQ/SMALL
                                             INDEX*    VALUE INDEX*    INDEX*     MARKET*   BOND PLUS* COMPANY INDEX*
                                          ------------ ------------ -----------  ---------  ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   396,787   $  191,097  $   297,380  $ 117,007   $377,973    $  181,408
 Expenses:
   Asset-based charges...................     761,811      152,242      491,125    410,429    469,912       256,014
                                          -----------   ----------  -----------  ---------   --------    ----------

NET INVESTMENT INCOME (LOSS).............    (365,024)      38,855     (193,745)  (293,422)   (91,939)      (74,606)
                                          -----------   ----------  -----------  ---------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,315,576      468,493    3,270,322        198     75,570       789,345
   Net realized gain distribution from
    the Portfolios.......................   2,208,592      345,280    2,867,308        561         --     1,325,104
                                          -----------   ----------  -----------  ---------   --------    ----------
 Net realized gain (loss)................   5,524,168      813,773    6,137,630        759     75,570     2,114,449
                                          -----------   ----------  -----------  ---------   --------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   7,878,901      319,827   (1,550,243)       143     34,023        98,391
                                          -----------   ----------  -----------  ---------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  13,403,069    1,133,600    4,587,387        902    109,593     2,212,840
                                          -----------   ----------  -----------  ---------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $13,038,045   $1,172,455  $ 4,393,642  $(292,520)  $ 17,654    $2,138,234
                                          ===========   ==========  ===========  =========   ========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             MULTIMANAGER
                                                             TECHNOLOGY*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $    1,166
 Expenses:
   Asset-based charges......................................     414,959
                                                              ----------

NET INVESTMENT INCOME (LOSS)................................    (413,793)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,778,642
   Net realized gain distribution from the Portfolios.......   2,527,982
                                                              ----------
 Net realized gain (loss)...................................   4,306,624
                                                              ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,837,735
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   9,144,359
                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $8,730,566
                                                              ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                         1290 VT GAMCO MERGERS &     1290 VT GAMCO SMALL       1290 VT SOCIALLY
                                              ACQUISITIONS*            COMPANY VALUE*            RESPONSIBLE*
                                         -----------------------  ------------------------  ----------------------
                                            2017         2016         2017         2016        2017        2016
                                         ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (63,906) $   (83,001) $  (289,101) $  (301,660) $   (8,007) $   (7,568)
 Net realized gain (loss)...............    336,707      261,066    5,225,190    2,945,173     281,985      57,326
 Net change in unrealized appreciation
   (depreciation) of investments........    (15,747)     158,053     (170,191)   4,115,961      20,131     111,140
                                         ----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............    257,054      336,118    4,765,898    6,759,474     294,109     160,898
                                         ----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     22,517           94      109,817       52,164         187         105
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (5,180)  (2,395,028)  (1,032,207)  (1,058,284)   (396,925)    (68,549)
 Redemptions for contract benefits and
   terminations.........................   (508,635)    (404,445)  (5,086,390)  (2,926,395)    (99,582)   (114,795)
 Contract maintenance charges...........    (31,809)     (33,611)    (140,132)    (142,424)     (4,891)     (5,960)
                                         ----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (523,107)  (2,832,990)  (6,148,912)  (4,074,939)   (501,211)   (189,199)
                                         ----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   (266,053)  (2,496,872)  (1,383,014)   2,684,535    (207,102)    (28,301)
NET ASSETS -- BEGINNING OF YEAR.........  5,124,166    7,621,038   36,532,209   33,847,674   1,957,361   1,985,662
                                         ----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR............... $4,858,113  $ 5,124,166  $35,149,195  $36,532,209  $1,750,259  $1,957,361
                                         ==========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              AXA 400 MANAGED          AXA 2000 MANAGED           AXA AGGRESSIVE
                                                VOLATILITY*               VOLATILITY*               ALLOCATION*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (73,253) $   (64,621) $   (90,611) $   (79,011) $    15,887  $   (83,141)
 Net realized gain (loss)...............   1,092,442      551,295      985,495      140,680    1,011,498      990,049
 Net change in unrealized appreciation
   (depreciation) of investments........     211,089    1,157,014      571,569    2,013,449    1,778,608      298,547
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,230,278    1,643,688    1,466,453    2,075,118    2,805,993    1,205,455
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..          92        3,200       23,065       11,430       37,396        3,957
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,299,541)      68,266     (653,417)    (226,629)    (641,784)  (1,646,936)
 Redemptions for contract benefits and
   terminations.........................    (746,146)    (915,753)  (1,171,267)  (1,007,066)  (1,184,318)    (748,066)
 Contract maintenance charges...........     (32,024)     (34,528)     (48,222)     (51,782)     (84,934)     (94,974)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,077,619)    (878,815)  (1,849,841)  (1,274,047)  (1,873,640)  (2,486,019)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (847,341)     764,873     (383,388)     801,071      932,353   (1,280,564)
NET ASSETS -- BEGINNING OF YEAR.........  10,479,493    9,714,620   12,945,070   12,143,999   17,311,379   18,591,943
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $ 9,632,152  $10,479,493  $12,561,682  $12,945,070  $18,243,732  $17,311,379
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS       AXA GLOBAL EQUITY
                                                ALLOCATION*               ALLOCATION*           MANAGED VOLATILITY*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (118,734) $  (198,677) $   (94,307) $  (165,673) $  (144,878) $  (198,678)
 Net realized gain (loss)...............     879,018      385,647    1,544,485    1,074,593    2,517,365    1,180,364
 Net change in unrealized appreciation
   (depreciation) of investments........     605,347      446,547    1,270,805      306,833    6,687,494      135,758
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,365,631      633,517    2,720,983    1,215,753    9,059,981    1,117,444
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     863,544      226,694      436,858    1,151,943      108,417        7,007
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     130,745    2,127,183     (106,674)   6,301,707   (1,141,630)  (1,526,215)
 Redemptions for contract benefits and
   terminations.........................  (4,049,603)  (4,364,043)  (4,958,948)  (4,448,326)  (3,301,532)  (2,968,362)
 Contract maintenance charges...........    (172,026)    (189,444)    (112,657)    (124,012)    (167,342)    (164,496)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,227,340)  (2,199,610)  (4,741,421)   2,881,312   (4,502,087)  (4,652,066)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............          --           --           (9)          --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (1,861,709)  (1,566,093)  (2,020,447)   4,097,065    4,557,894   (3,534,622)
NET ASSETS -- BEGINNING OF YEAR.........  40,751,237   42,317,330   38,947,628   34,850,563   38,965,384   42,500,006
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $38,889,528  $40,751,237  $36,927,181  $38,947,628  $43,523,278  $38,965,384
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                       AXA INTERNATIONAL
                                          AXA INTERNATIONAL CORE         VALUE MANAGED          AXA LARGE CAP CORE
                                            MANAGED VOLATILITY*           VOLATILITY*           MANAGED VOLATILITY*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    44,856  $  (241,510) $    92,324  $  (178,549) $  (214,726) $  (150,989)
 Net realized gain (loss)...............     711,047     (284,136)     489,152      (52,293)   5,409,889    1,533,328
 Net change in unrealized appreciation
   (depreciation) of investments........   4,127,483      175,502    3,276,822       53,153    4,145,467    2,382,449
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   4,883,386     (350,144)   3,858,298     (177,689)   9,340,630    3,764,788
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     133,563       63,679      124,335      103,640      379,770      213,068
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (370,088)  (2,475,424)    (709,511)    (337,383)  (1,433,453)  (1,873,601)
 Redemptions for contract benefits and
   terminations.........................  (2,283,707)  (1,543,864)  (1,451,822)  (1,282,868)  (4,637,313)  (3,980,400)
 Contract maintenance charges...........    (106,262)    (108,902)     (81,204)     (81,729)    (188,911)    (197,597)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,626,494)  (4,064,511)  (2,118,202)  (1,598,340)  (5,879,907)  (5,838,530)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............          --           --           --           --           --            4
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   2,256,892   (4,414,655)   1,740,096   (1,776,029)   3,460,723   (2,073,738)
NET ASSETS -- BEGINNING OF YEAR.........  20,421,447   24,836,102   18,582,077   20,358,106   48,473,987   50,547,725
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $22,678,339  $20,421,447  $20,322,173  $18,582,077  $51,934,710  $48,473,987
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE         AXA MID CAP VALUE
                                             MANAGED VOLATILITY*         MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,264,364) $ (1,099,819) $    175,062  $    582,750  $   (246,223) $   (99,666)
 Net realized gain (loss)...............   19,152,160    10,567,237    12,318,082     3,666,887     7,976,247    2,926,355
 Net change in unrealized appreciation
   (depreciation) of investments........   16,092,586    (4,325,345)   13,576,409    24,442,526    (1,413,470)   6,375,332
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   33,980,382     5,142,073    26,069,553    28,692,163     6,316,554    9,202,021
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,211,628       812,604       798,724     1,393,566       200,358      153,876
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (5,716,151)   (6,689,571)   (6,730,331)   (8,011,134)   (2,660,919)     389,180
 Redemptions for contract benefits and
   terminations.........................  (14,765,033)  (11,149,312)  (22,417,827)  (17,810,621)   (7,543,024)  (4,731,879)
 Contract maintenance charges...........     (577,128)     (605,391)     (805,915)     (892,672)     (224,010)    (240,384)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (19,846,684)  (17,631,670)  (29,155,349)  (25,320,861)  (10,227,595)  (4,429,207)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............           --            --            --            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   14,133,698   (12,489,597)   (3,085,796)    3,371,298    (3,911,041)   4,772,814
NET ASSETS -- BEGINNING OF YEAR.........  131,254,972   143,744,569   228,664,627   225,293,329    64,699,362   59,926,548
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR............... $145,388,670  $131,254,972  $225,578,831  $228,664,627  $ 60,788,321  $64,699,362
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                AXA MODERATE             AXA MODERATE-PLUS       AXA/AB SHORT DURATION
                                                 ALLOCATION*                ALLOCATION*            GOVERNMENT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (296,041) $   (882,035) $   (62,886) $  (434,377) $  (153,334) $  (232,835)
 Net realized gain (loss)...............    7,994,626     7,592,737    4,796,812    4,683,830      (48,377)     (31,871)
 Net change in unrealized appreciation
   (depreciation) of investments........    6,960,801      (464,296)   5,006,821      155,386       10,673       42,503
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   14,659,386     6,246,406    9,740,747    4,404,839     (191,038)    (222,203)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,133,905     1,760,465      348,771       45,689      399,096        9,073
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,814,690)   (3,920,264)  (1,157,717)  (2,921,861)     399,416      818,462
 Redemptions for contract benefits and
   terminations.........................  (15,823,965)  (17,873,756)  (8,081,085)  (5,210,735)  (2,881,086)  (1,575,887)
 Contract maintenance charges...........     (640,945)     (733,674)    (372,292)    (398,911)     (71,203)     (80,153)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (17,145,695)  (20,767,229)  (9,262,323)  (8,485,818)  (2,153,777)    (828,505)
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   (2,486,309)  (14,520,823)     478,424   (4,080,979)  (2,344,815)  (1,050,708)
NET ASSETS -- BEGINNING OF YEAR.........  161,611,396   176,132,219   78,445,823   82,526,802   17,256,143   18,306,851
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $159,125,087  $161,611,396  $78,924,247  $78,445,823  $14,911,328  $17,256,143
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                             AXA/FRANKLIN SMALL CAP
                                             AXA/AB SMALL CAP        AXA/FRANKLIN BALANCED        VALUE MANAGED
                                                  GROWTH*             MANAGED VOLATILITY*          VOLATILITY*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017        2016
                                         -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (567,115) $  (485,620) $   316,717  $   329,447  $  (16,145) $   (9,556)
 Net realized gain (loss)...............   5,648,729    3,466,750      837,614      619,091     332,038      76,737
 Net change in unrealized appreciation
   (depreciation) of investments........   4,441,981    1,807,703    1,092,543    1,065,604    (147,757)    160,232
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   9,523,595    4,788,833    2,246,874    2,014,142     168,136     227,413
                                         -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     209,256       50,253      195,692       71,137      85,624       3,308
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (954,996)  (1,234,714)   4,139,950    4,346,272    (136,847)    488,215
 Redemptions for contract benefits and
   terminations.........................  (4,196,295)  (3,331,492)  (5,959,669)  (1,826,260)   (105,742)   (106,020)
 Contract maintenance charges...........    (186,074)    (188,064)     (95,258)     (94,972)     (4,887)     (4,346)
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,128,109)  (4,704,017)  (1,719,285)   2,496,177    (161,852)    381,157
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............          --           --          (19)          20          --          --
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,395,486       84,816      527,570    4,510,339       6,284     608,570
NET ASSETS -- BEGINNING OF YEAR.........  48,029,643   47,944,827   26,866,037   22,355,698   1,548,018     939,448
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR............... $52,425,129  $48,029,643  $27,393,607  $26,866,037  $1,554,302  $1,548,018
                                         ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                         AXA/FRANKLIN TEMPLETON                             AXA/MUTUAL LARGE CAP
                                           ALLOCATION MANAGED                                  EQUITY MANAGED
                                               VOLATILITY*         AXA/JANUS ENTERPRISE*         VOLATILITY*
                                         ----------------------  ------------------------  ----------------------
                                            2017        2016         2017         2016        2017        2016
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   24,690  $   19,384  $  (161,700) $  (168,546) $  (10,973) $   23,330
 Net realized gain (loss)...............    469,107     343,689    1,128,609     (187,354)    422,116     188,669
 Net change in unrealized appreciation
   (depreciation) of investments........    514,419     139,517    1,717,883     (497,953)    (49,666)     94,092
                                         ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............  1,008,216     502,590    2,684,792     (853,853)    361,477     306,091
                                         ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     39,849       1,640       76,398       17,520          --          42
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    450,336      41,394      409,042   (2,451,075)    (75,327)    102,529
 Redemptions for contract benefits and
   terminations.........................   (573,844)   (615,433)    (990,133)  (1,097,731)   (186,045)   (109,852)
 Contract maintenance charges...........    (23,853)    (21,757)     (53,282)     (56,941)    (10,689)    (11,267)
                                         ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (107,512)   (594,156)    (557,975)  (3,588,227)   (272,061)    (18,548)
                                         ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    900,704     (91,566)   2,126,817   (4,442,080)     89,416     287,543
NET ASSETS -- BEGINNING OF YEAR.........  7,500,152   7,591,718   10,470,386   14,912,466   3,082,091   2,794,548
                                         ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR............... $8,400,856  $7,500,152  $12,597,203  $10,470,386  $3,171,507  $3,082,091
                                         ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          AXA/TEMPLETON GLOBAL
                                             EQUITY MANAGED
                                               VOLATILITY*         EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*
                                         ----------------------  --------------------------  ------------------------
                                            2017        2016         2017          2016          2017         2016
                                         ----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (1,661) $  (35,111) $   (123,424) $    401,388  $    65,596  $    18,708
 Net realized gain (loss)...............    164,478      99,882     9,841,394     5,846,175      (29,428)      56,108
 Net change in unrealized appreciation
   (depreciation) of investments........    737,493      87,015    24,785,885    12,059,378        5,807      (45,900)
                                         ----------  ----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    900,310     151,786    34,503,855    18,306,941       41,975       28,916
                                         ----------  ----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     38,742          90     1,680,349     1,273,456      548,142      127,787
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    195,668    (278,645)   (5,083,786)   (3,853,154)   2,204,092      985,689
 Redemptions for contract benefits and
   terminations.........................   (474,392)   (296,629)  (18,362,721)  (14,059,512)  (5,918,218)  (5,294,265)
 Contract maintenance charges...........    (18,654)    (19,882)     (804,463)     (848,385)    (229,034)    (268,777)
                                         ----------  ----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (258,636)   (595,066)  (22,570,621)  (17,487,595)  (3,395,018)  (4,449,566)
                                         ----------  ----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............         --          (4)           (8)           --           --           --
                                         ----------  ----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    641,674    (443,284)   11,933,226       819,346   (3,353,043)  (4,420,650)
NET ASSETS -- BEGINNING OF YEAR.........  4,668,010   5,111,294   192,887,035   192,067,689   56,713,760   61,134,410
                                         ----------  ----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR............... $5,309,684  $4,668,010  $204,820,261  $192,887,035  $53,360,717  $56,713,760
                                         ==========  ==========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                        EQ/INTERMEDIATE       EQ/INTERNATIONAL EQUITY
                                           EQ/EQUITY 500 INDEX*        GOVERNMENT BOND*               INDEX*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    12,981  $   167,630  $  (150,549) $  (212,900) $   575,885  $   561,993
 Net realized gain (loss)...............   5,977,678    4,016,474      131,066      203,446     (718,226)  (1,919,969)
 Net change in unrealized appreciation
   (depreciation) of investments........   8,560,251    2,909,026     (225,919)    (226,702)   9,247,351    1,569,839
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  14,550,910    7,093,130     (245,402)    (236,156)   9,105,010      211,863
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     731,172      303,242      117,527      179,344      367,733      442,794
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      (5,789)   2,047,095       (8,694)     336,776     (326,871)    (644,721)
 Redemptions for contract benefits and
   terminations.........................  (8,250,667)  (5,891,346)  (2,454,186)  (2,409,662)  (3,811,573)  (3,327,231)
 Contract maintenance charges...........    (306,201)    (303,457)     (65,574)     (74,643)    (186,271)    (196,655)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (7,831,485)  (3,844,466)  (2,410,927)  (1,968,185)  (3,956,982)  (3,725,813)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   6,719,425    3,248,664   (2,656,329)  (2,204,341)   5,148,028   (3,513,950)
NET ASSETS -- BEGINNING OF YEAR.........  79,113,236   75,864,572   24,369,136   26,573,477   43,801,485   47,315,435
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $85,832,661  $79,113,236  $21,712,807  $24,369,136  $48,949,513  $43,801,485
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            EQ/LARGE CAP GROWTH       EQ/LARGE CAP VALUE
                                                  INDEX*                    INDEX*               EQ/MID CAP INDEX*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (365,024) $  (186,072) $    38,855  $    60,338  $  (193,745) $  (108,010)
 Net realized gain (loss)...............   5,524,168    5,403,826      813,773      652,781    6,137,630    3,674,985
 Net change in unrealized appreciation
   (depreciation) of investments........   7,878,901   (2,859,706)     319,827      672,887   (1,550,243)   1,793,735
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  13,038,045    2,358,048    1,172,455    1,386,006    4,393,642    5,360,710
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     474,043      268,363      125,686        5,977      225,916      160,655
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (107,890)   2,000,750       25,166      496,023   (1,772,969)   1,326,207
 Redemptions for contract benefits and
   terminations.........................  (8,346,070)  (3,475,150)  (1,085,118)    (652,961)  (3,445,220)  (2,403,377)
 Contract maintenance charges...........    (171,947)    (176,867)     (39,790)     (41,144)    (111,363)    (114,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (8,151,864)  (1,382,904)    (974,056)    (192,105)  (5,103,636)  (1,031,456)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,886,181      975,144      198,399    1,193,901     (709,994)   4,329,254
NET ASSETS -- BEGINNING OF YEAR.........  51,048,380   50,073,236   10,674,746    9,480,845   34,716,764   30,387,510
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $55,934,561  $51,048,380  $10,873,145  $10,674,746  $34,006,770  $34,716,764
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   EQ/SMALL COMPANY
                                              EQ/MONEY MARKET*         EQ/QUALITY BOND PLUS*            INDEX*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (293,422) $   (443,623) $   (91,939) $  (134,504) $   (74,606) $   (49,310)
 Net realized gain (loss)...............          759          (391)      75,570      240,438    2,114,449    1,476,028
 Net change in unrealized appreciation
   (depreciation) of investments........          143           387       34,023      (46,624)      98,391    1,648,914
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     (292,520)     (443,627)      17,654       59,310    2,138,234    3,075,632
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,594,207       566,550      240,869       61,471       49,192       33,638
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   24,782,290    26,234,527     (351,194)  (3,539,800)    (652,578)    (605,909)
 Redemptions for contract benefits and
   terminations.........................  (30,043,632)  (28,839,850)  (2,953,447)  (3,787,832)  (2,274,273)  (1,257,706)
 Contract maintenance charges...........     (101,447)     (111,007)    (135,276)    (154,034)     (75,591)     (77,999)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (3,768,582)   (2,149,780)  (3,199,048)  (7,420,195)  (2,953,250)  (1,907,976)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45..............          (20)           --           --           --           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   (4,061,122)   (2,593,407)  (3,181,394)  (7,360,885)    (815,016)   1,167,656
NET ASSETS -- BEGINNING OF YEAR.........   31,484,947    34,078,354   34,284,740   41,645,625   19,014,377   17,846,721
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR............... $ 27,423,825  $ 31,484,947  $31,103,346  $34,284,740  $18,199,361  $19,014,377
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2017         2016
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (413,793) $  (344,630)
  Net realized gain (loss).................................................................   4,306,624    3,115,626
  Net change in unrealized appreciation (depreciation) of investments......................   4,837,735   (1,158,596)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   8,730,566    1,612,400
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     261,832       86,070
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,666,784   (2,284,070)
  Redemptions for contract benefits and terminations.......................................  (2,399,246)  (1,488,989)
  Contract maintenance charges.............................................................     (92,463)     (86,386)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........     436,907   (3,773,375)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   9,167,473   (2,160,975)
NET ASSETS -- BEGINNING OF YEAR............................................................  23,170,115   25,331,090
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $32,337,588  $23,170,115
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)    (000S)   (000'S) (000'S)    (000S)
                                                 --------------- ------- -------- ---------- ------- -------- ----------

1290 VT GAMCO MERGERS & ACQUISITIONS............        B          177      (209)      (32)     34      (213)     (179)

1290 VT GAMCO SMALL COMPANY VALUE...............        B           37      (124)      (87)     34      (106)      (72)

1290 VT SOCIALLY RESPONSIBLE....................        B           15       (49)      (34)     19       (34)      (15)

AXA 400 MANAGED VOLATILITY......................        B           40      (186)     (146)    147      (220)      (73)

AXA 2000 MANAGED VOLATILITY.....................        B           35      (164)     (129)     54      (163)     (109)

AXA AGGRESSIVE ALLOCATION.......................        B           30      (141)     (111)     29      (194)     (165)

AXA CONSERVATIVE ALLOCATION.....................        B          302      (560)     (258)    436      (613)     (177)

AXA CONSERVATIVE-PLUS ALLOCATION................        B          215      (560)     (345)    679      (472)      207

AXA GLOBAL EQUITY MANAGED VOLATILITY............        B           33      (220)     (187)     49      (274)     (225)

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......        B          262      (442)     (180)     52      (371)     (319)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......        B           23      (126)     (103)     36      (127)      (91)

AXA LARGE CAP CORE MANAGED VOLATILITY...........        B           68      (411)     (343)     33      (442)     (409)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........        B          144      (782)     (638)     65      (765)     (700)

AXA LARGE CAP VALUE MANAGED VOLATILITY..........        A           31      (177)     (146)     27      (243)     (216)
AXA LARGE CAP VALUE MANAGED VOLATILITY..........        B          163    (1,601)   (1,438)    112    (1,515)   (1,403)

AXA MID CAP VALUE MANAGED VOLATILITY............        B          172      (521)     (349)    140      (334)     (194)

AXA MODERATE ALLOCATION.........................        A           11       (38)      (27)      2       (26)      (24)
AXA MODERATE ALLOCATION.........................        B           66      (320)     (254)     59      (409)     (350)

AXA MODERATE-PLUS ALLOCATION....................        B          164      (743)     (579)     76      (661)     (585)

AXA/AB SHORT DURATION GOVERNMENT BOND...........        B          163      (396)     (233)    180      (266)      (86)

AXA/AB SMALL CAP GROWTH.........................        A            1        (9)       (8)      1        (7)       (6)
AXA/AB SMALL CAP GROWTH.........................        B           30      (165)     (135)     28      (179)     (151)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........        B          791      (888)      (97)    474      (306)      168

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.        B           38       (46)       (8)     50       (25)       25

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                    2017                        2016
                                                         --------------------------  --------------------------
                                                                             NET                         NET
                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                           SHARE CLASS** (000'S) (000'S)    (000S)   (000'S) (000'S)    (000S)
                                         --------------- ------- -------- ---------- ------- -------- ----------

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................        B           80       (89)      (9)       76     (138)     (62)

AXA/JANUS ENTERPRISE....................        B          155      (182)     (27)       67     (245)    (178)

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................        B           13       (34)     (21)       27      (30)      (3)

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................        B           48       (68)     (20)       42      (99)     (57)

EQ/COMMON STOCK INDEX...................        A           --        (8)      (8)        1       (8)      (7)

EQ/COMMON STOCK INDEX...................        B            6       (51)     (45)        8      (49)     (41)

EQ/CORE BOND INDEX......................        B          302      (543)    (241)      227     (541)    (314)

EQ/EQUITY 500 INDEX.....................        B           73      (224)    (151)      109     (194)     (85)

EQ/INTERMEDIATE GOVERNMENT BOND.........        A           10       (10)      --         6       (8)      (2)
EQ/INTERMEDIATE GOVERNMENT BOND.........        B           44      (169)    (125)       68     (167)     (99)

EQ/INTERNATIONAL EQUITY INDEX...........        A           14       (37)     (23)       21      (41)     (20)
EQ/INTERNATIONAL EQUITY INDEX...........        B          115      (351)    (236)      106     (370)    (264)

EQ/LARGE CAP GROWTH INDEX...............        B          647    (1,130)    (483)      380     (533)    (153)

EQ/LARGE CAP VALUE INDEX................        B          130      (218)     (88)      199     (218)     (19)

EQ/MID CAP INDEX........................        B           81      (323)    (242)      158     (220)     (62)

EQ/MONEY MARKET.........................        A           67       (66)       1        26      (43)     (17)
EQ/MONEY MARKET.........................        B          883    (1,029)    (146)    1,054   (1,116)     (62)

EQ/QUALITY BOND PLUS....................        B          248      (440)    (192)      107     (513)    (406)

EQ/SMALL COMPANY INDEX..................        B           24      (125)    (101)       34     (112)     (78)

MULTIMANAGER TECHNOLOGY.................        B          215      (198)      17       134     (329)    (195)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP") and EQ Advisors Trust ("EQAT"), (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year ended December 31, 2017, and a Statement of Changes in Net Assets for the years ended December 31, 2017 and 2016:

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation

     EQ ADVISORS TRUST*
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT Socially Responsible
  .   AXA 400 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Global Equity Managed Volatility
  .   AXA International Core Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   Multimanager Technology

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account")

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                         PURCHASES     SALES
                                                        ----------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS................... $ 3,235,721 $ 3,567,544
1290 VT GAMCO SMALL COMPANY VALUE......................   5,542,503   9,545,258
1290 VT SOCIALLY RESPONSIBLE...........................     455,409     724,520
AXA 2000 MANAGED VOLATILITY............................   1,255,927   2,512,210
AXA 400 MANAGED VOLATILITY.............................   1,374,318   2,789,055
AXA AGGRESSIVE ALLOCATION..............................   1,364,828   2,644,987
AXA CONSERVATIVE ALLOCATION............................   5,200,367   7,590,434
AXA CONSERVATIVE-PLUS ALLOCATION.......................   4,551,376   8,191,834
AXA GLOBAL EQUITY MANAGED VOLATILITY...................   1,243,591   5,890,556
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............   4,085,956   6,667,594
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............     833,645   2,859,522
AXA LARGE CAP CORE MANAGED VOLATILITY..................   4,860,287   7,725,029
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  16,560,887  26,610,287
AXA LARGE CAP VALUE MANAGED VOLATILITY.................   7,494,113  36,474,399
AXA MID CAP VALUE MANAGED VOLATILITY...................  10,123,720  16,802,686
AXA MODERATE ALLOCATION................................  11,912,390  24,024,167
AXA MODERATE-PLUS ALLOCATION...........................   6,993,465  12,993,608
AXA/AB SHORT DURATION GOVERNMENT BOND..................   1,596,834   3,903,945
AXA/AB SMALL CAP GROWTH................................   5,725,392   6,924,650
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  12,201,186  13,603,773
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........     718,153     763,018
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...   1,245,981   1,184,455
AXA/JANUS ENTERPRISE...................................   4,733,139   4,224,357

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....... $   409,682 $   518,384
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......     672,537     932,833
EQ/COMMON STOCK INDEX................................   5,339,927  28,033,981
EQ/CORE BOND INDEX...................................   5,134,039   8,463,461
EQ/EQUITY 500 INDEX..................................   5,814,268  12,919,511
EQ/INTERMEDIATE GOVERNMENT BOND......................   1,279,603   3,828,627
EQ/INTERNATIONAL EQUITY INDEX........................   3,193,527   6,574,623
EQ/LARGE CAP GROWTH INDEX............................  13,802,002  20,110,298
EQ/LARGE CAP VALUE INDEX.............................   1,939,020   2,528,941
EQ/MID CAP INDEX.....................................   4,884,150   7,314,223
EQ/MONEY MARKET......................................  26,325,257  30,386,720
EQ/QUALITY BOND PLUS.................................   5,116,898   8,407,885
EQ/SMALL COMPANY INDEX...............................   2,209,263   3,912,015
MULTIMANAGER TECHNOLOGY..............................   7,876,789   5,325,693

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.32% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index and EQ/Small Company Index as well as a portion of AXA Large Cap Growth Managed Volatility, and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor/(1)/...............................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   ----------
  (1)Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED              AMOUNT DEDUCTED           HOW DEDUCTED
              -------                        -----------             ---------------            ------------

Charges for state premium and other  At time of transaction      Varies by state.          Applied to an annuity
applicable taxes                                                                           payout option

Annual Administrative Charge         Annually on each            Depending on account      Unit liquidation from
                                     contract date anniversary.  value a charge of $30 or  account value
                                                                 Years 1 to 2 lesser of
                                                                 $30 or 2% of account
                                                                 value

Variable Immediate Annuity payout    At time of transaction      $350 annuity              Unit liquidation from
option administrative fee                                        administrative fee        account value

Withdrawal charge                    At time of transaction      LOW - During the first    Unit liquidation from
                                                                 seven contract years, a   account value
                                                                 charge is deducted from
                                                                 amounts withdrawn that
                                                                 exceed 15% of account
                                                                 value. The charge begins
                                                                 at 7% and declines by 1%
                                                                 each year.
                                                                 HIGH - During the first
                                                                 nine contract years, a
                                                                 charge is deducted from
                                                                 amounts withdrawn that
                                                                 exceed 15% of account
                                                                 value. The charge begins
                                                                 at 8% and declines by 1%
                                                                 beginning in the third
                                                                 contract year.

BaseBuilder benefit charge           Annually on each contract   LOW 0.15% HIGH 0.45%      Unit liquidation from
                                     date anniversary                                      account value

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Asset-based Charges and Contractowner Charges (Concluded)

                                         WHEN CHARGE
            CHARGES                      IS DEDUCTED           AMOUNT DEDUCTED         HOW DEDUCTED
             -------                     -----------            ---------------         ------------

Protection Plus                   Annually on each contract  0.20%                 Unit liquidation from
                                  date anniversary.                                account value

Guaranteed minimum death benefit  Annually on each contract  LOW 0.20% HIGH 0.35%  Unit liquidation from
charge 6% rollup to age 80        date anniversary.                                account value

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charges 0.50% Class B   $17.96      --            --          --        5.65%
      Highest contract charges 1.70% Class B  $15.40      --            --          --        4.41%
      All contract charges                        --     304       $ 4,853        0.15%         --
2016  Lowest contract charges 0.50% Class B   $17.00      --            --          --        7.19%
      Highest contract charges 1.70% Class B  $14.75      --            --          --        5.81%
      All contract charges                        --     336       $ 5,119          --          --
2015  Lowest contract charges 0.50% Class B   $15.86      --            --          --        2.06%
      Highest contract charges 1.70% Class B  $13.94      --            --          --        0.87%
      All contract charges                        --     515       $ 7,617          --          --
2014  Lowest contract charges 0.50% Class B   $15.54      --            --          --        1.17%
      Highest contract charges 1.70% Class B  $13.82      --            --          --       (0.07)%
      All contract charges                        --     577       $ 8,398          --          --
2013  Lowest contract charges 0.50% Class B   $15.36      --            --          --       10.42%
      Highest contract charges 1.70% Class B  $13.83      --            --          --        9.16%
      All contract charges                        --     588       $ 8,512        0.46%         --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charges 0.50% Class B   $95.38      --            --          --       15.51%
      Highest contract charges 1.70% Class B  $66.75      --            --          --       14.12%
      All contract charges                        --     481       $35,104        0.57%         --
2016  Lowest contract charges 0.50% Class B   $82.57      --            --          --       22.65%
      Highest contract charges 1.70% Class B  $58.49      --            --          --       21.20%
      All contract charges                        --     568       $36,493        0.49%         --
2015  Lowest contract charges 0.50% Class B   $67.32      --            --          --       (6.17)%
      Highest contract charges 1.70% Class B  $48.26      --            --          --       (7.32)%
      All contract charges                        --     640       $33,816        0.50%         --
2014  Lowest contract charges 0.50% Class B   $71.75      --            --          --        2.56%
      Highest contract charges 1.70% Class B  $52.07      --            --          --        1.32%
      All contract charges                        --     730       $41,478        0.25%         --
2013  Lowest contract charges 0.50% Class B   $69.96      --            --          --       38.43%
      Highest contract charges 1.70% Class B  $51.39      --            --          --       36.75%
      All contract charges                        --     852       $47,749        0.28%         --

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------
                                                           UNITS    ACCUMULATION
                                                 UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                                 ------ ----------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charges 1.15% Class B      $17.37       --           --          --       19.05%
      Highest contract charges 1.60% Class B     $15.97       --           --          --       18.47%
      All contract charges                           --      106      $ 1,728        1.00%         --
2016  Lowest contract charges 1.15% Class B      $14.59       --           --          --        8.72%
      Highest contract charges 1.60% Class B     $13.48       --           --          --        8.19%
      All contract charges                           --      140      $ 1,938        1.11%         --
2015  Lowest contract charges 1.15% Class B      $13.42       --           --          --       (0.74)%
      Highest contract charges 1.60% Class B     $12.46       --           --          --       (1.11)%
      All contract charges                           --      155      $ 1,968        1.01%         --
2014  Lowest contract charges 1.15% Class B      $13.52       --           --          --       12.29%
      Highest contract charges 1.60% Class B     $12.60       --           --          --       11.80%
      All contract charges                           --      129      $ 1,646        0.96%         --
2013  Lowest contract charges 1.15% Class B      $12.04       --           --          --       32.89%
      Highest contract charges 1.60% Class B     $11.27       --           --          --       32.12%
      All contract charges                           --      108      $ 1,241        0.81%         --
AXA 400 MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B      $15.64       --           --          --       13.91%
      Highest contract charges 1.70% Class B     $15.24       --           --          --       13.31%
      All contract charges                           --      622      $ 9,597        0.69%         --
2016  Lowest contract charges 1.15% Class B      $13.73       --           --          --       18.36%
      Highest contract charges 1.70% Class B     $13.45       --           --          --       17.67%
      All contract charges                           --      768      $10,449        0.75%         --
2015  Lowest contract charges 1.15% Class B      $11.60       --           --          --       (4.29)%
      Highest contract charges 1.70% Class B     $11.43       --           --          --       (4.83)%
      All contract charges                           --      841      $ 9,689        0.52%         --
2014  Lowest contract charges 1.15% Class B      $12.12       --           --          --        7.54%
      Highest contract charges 1.70% Class B     $12.01       --           --          --        6.95%
      All contract charges                           --      933      $11,268        0.40%         --
2013  Lowest contract charges 1.15% Class B(a)   $11.27       --           --          --       10.06%
      Highest contract charges 1.70% Class B(b)  $11.23       --           --          --       13.55%
      All contract charges                           --    1,043      $11,732        0.21%         --
AXA 2000 MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B      $15.96       --           --          --       13.35%
      Highest contract charges 1.70% Class B     $15.08       --           --          --       11.87%
      All contract charges                           --      819      $12,530        0.68%         --
2016  Lowest contract charges 0.50% Class B      $14.08       --           --          --       19.93%
      Highest contract charges 1.70% Class B     $13.48       --           --          --       18.56%
      All contract charges                           --      948      $12,917        0.73%         --
2015  Lowest contract charges 0.50% Class B      $11.74       --           --          --       (5.63)%
      Highest contract charges 1.70% Class B     $11.37       --           --          --       (6.73)%
      All contract charges                           --    1,057      $12,120        0.38%         --
2014  Lowest contract charges 0.50% Class B      $12.44       --           --          --        3.58%
      Highest contract charges 1.70% Class B     $12.19       --           --          --        2.27%
      All contract charges                           --    1,178      $14,434        0.14%         --
2013  Lowest contract charges 0.50% Class B(a)   $12.01       --           --          --       16.38%
      Highest contract charges 1.70% Class B(b)  $11.92       --           --          --       16.63%
      All contract charges                           --    1,389      $16,597        0.13%         --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charges 1.15% Class B      $19.28       --           --          --       17.70%
      Highest contract charges 1.60% Class B     $18.10       --           --          --       17.23%
      All contract charges                           --      977      $18,221        1.48%         --
2016  Lowest contract charges 1.15% Class B      $16.38       --           --          --        7.55%
      Highest contract charges 1.60% Class B     $15.44       --           --          --        7.00%
      All contract charges                           --    1,088      $17,292        0.90%         --

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2015  Lowest contract charges 1.15% Class B   $15.23       --           --          --       (2.87)%
      Highest contract charges 1.60% Class B  $14.43       --           --          --       (3.28)%
      All contract charges                        --    1,253      $18,574        0.92%         --
2014  Lowest contract charges 1.15% Class B   $15.68       --           --          --        3.50%
      Highest contract charges 1.60% Class B  $14.92       --           --          --        3.04%
      All contract charges                        --    1,348      $20,617        1.55%         --
2013  Lowest contract charges 1.15% Class B   $15.15       --           --          --       25.00%
      Highest contract charges 1.60% Class B  $14.48       --           --          --       24.40%
      All contract charges                        --    1,471      $21,798        2.49%         --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charges 1.15% Class B   $13.18       --           --          --        3.70%
      Highest contract charges 1.70% Class B  $12.77       --           --          --        3.15%
      All contract charges                        --    3,054      $38,880        1.10%         --
2016  Lowest contract charges 1.15% Class B   $12.71       --           --          --        1.76%
      Highest contract charges 1.70% Class B  $12.38       --           --          --        1.23%
      All contract charges                        --    3,312      $40,742        0.93%         --
2015  Lowest contract charges 1.15% Class B   $12.49       --           --          --       (1.42)%
      Highest contract charges 1.70% Class B  $12.23       --           --          --       (2.00)%
      All contract charges                        --    3,489      $42,309        0.80%         --
2014  Lowest contract charges 1.15% Class B   $12.67       --           --          --        1.44%
      Highest contract charges 1.70% Class B  $12.48       --           --          --        0.89%
      All contract charges                        --    3,894      $48,010        0.85%         --
2013  Lowest contract charges 1.15% Class B   $12.49       --           --          --        3.14%
      Highest contract charges 1.70% Class B  $12.37       --           --          --        2.57%
      All contract charges                        --    4,233      $51,578        0.91%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charges 1.15% Class B   $14.65       --           --          --        7.56%
      Highest contract charges 1.70% Class B  $14.43       --           --          --        7.05%
      All contract charges                        --    2,600      $36,918        1.13%         --
2016  Lowest contract charges 1.15% Class B   $13.62       --           --          --        3.50%
      Highest contract charges 1.70% Class B  $13.48       --           --          --        2.90%
      All contract charges                        --    2,945      $38,940        0.96%         --
2015  Lowest contract charges 1.15% Class B   $13.16       --           --          --       (1.79)%
      Highest contract charges 1.70% Class B  $13.10       --           --          --       (2.31)%
      All contract charges                        --    2,738      $34,843        0.80%         --
2014  Lowest contract charges 1.15% Class B   $13.40       --           --          --        1.98%
      Highest contract charges 1.70% Class B  $13.41       --           --          --        1.44%
      All contract charges                        --    3,019      $39,236        0.94%         --
2013  Lowest contract charges 1.15% Class B   $13.14       --           --          --        8.96%
      Highest contract charges 1.70% Class B  $13.22       --           --          --        8.36%
      All contract charges                        --    3,462      $44,298        1.36%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $31.83       --           --          --       25.46%
      Highest contract charges 1.70% Class B  $24.86       --           --          --       23.93%
      All contract charges                        --    1,643      $43,495        1.06%         --
2016  Lowest contract charges 0.50% Class B   $25.37       --           --          --        3.98%
      Highest contract charges 1.70% Class B  $20.06       --           --          --        2.71%
      All contract charges                        --    1,830      $38,943        0.90%         --
2015  Lowest contract charges 0.50% Class B   $24.40       --           --          --       (2.24)%
      Highest contract charges 1.70% Class B  $19.53       --           --          --       (3.41)%
      All contract charges                        --    2,055      $42,478        0.86%         --
2014  Lowest contract charges 0.50% Class B   $24.96       --           --          --        1.18%
      Highest contract charges 1.70% Class B  $20.22       --           --          --          --
      All contract charges                        --    2,290      $48,831        0.93%         --

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charges 0.50% Class B   $24.67       --           --          --       19.76%
      Highest contract charges 1.70% Class B  $20.22       --           --          --       18.31%
      All contract charges                        --    2,600      $55,292        0.88%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $17.77       --           --          --       25.67%
      Highest contract charges 1.70% Class B  $14.17       --           --          --       24.19%
      All contract charges                        --    1,509      $22,661        1.57%         --
2016  Lowest contract charges 0.50% Class B   $14.14       --           --          --       (0.28)%
      Highest contract charges 1.70% Class B  $11.41       --           --          --       (1.47)%
      All contract charges                        --    1,689      $20,407        0.26%         --
2015  Lowest contract charges 0.50% Class B   $14.18       --           --          --       (4.83)%
      Highest contract charges 1.70% Class B  $11.58       --           --          --       (6.01)%
      All contract charges                        --    2,008      $24,822        0.06%         --
2014  Lowest contract charges 0.50% Class B   $14.90       --           --          --       (6.70)%
      Highest contract charges 1.70% Class B  $12.32       --           --          --       (7.85)%
      All contract charges                        --    2,112      $27,659        1.26%         --
2013  Lowest contract charges 0.50% Class B   $15.97       --           --          --       16.91%
      Highest contract charges 1.70% Class B  $13.37       --           --          --       15.56%
      All contract charges                        --    2,294      $32,386        1.19%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B   $23.43       --           --          --       21.97%
      Highest contract charges 1.60% Class B  $21.32       --           --          --       21.41%
      All contract charges                        --      911      $20,280        1.86%         --
2016  Lowest contract charges 1.15% Class B   $19.21       --           --          --       (0.41)%
      Highest contract charges 1.60% Class B  $17.56       --           --          --       (0.85)%
      All contract charges                        --    1,014      $18,548        0.46%         --
2015  Lowest contract charges 1.15% Class B   $19.29       --           --          --       (4.27)%
      Highest contract charges 1.60% Class B  $17.71       --           --          --       (4.73)%
      All contract charges                        --    1,105      $20,324        0.10%         --
2014  Lowest contract charges 1.15% Class B   $20.15       --           --          --       (8.24)%
      Highest contract charges 1.60% Class B  $18.59       --           --          --       (8.65)%
      All contract charges                        --    1,167      $22,508        1.56%         --
2013  Lowest contract charges 1.15% Class B   $21.96       --           --          --       17.94%
      Highest contract charges 1.60% Class B  $20.35       --           --          --       17.43%
      All contract charges                        --    1,278      $26,929        1.11%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $21.89       --           --          --       21.34%
      Highest contract charges 1.70% Class B  $17.39       --           --          --       19.93%
      All contract charges                        --    2,812      $51,874        0.97%         --
2016  Lowest contract charges 0.50% Class B   $18.04       --           --          --        9.27%
      Highest contract charges 1.70% Class B  $14.50       --           --          --        7.97%
      All contract charges                        --    3,155      $48,424        1.08%         --
2015  Lowest contract charges 0.50% Class B   $16.51       --           --          --       (0.12)%
      Highest contract charges 1.70% Class B  $13.43       --           --          --       (1.40)%
      All contract charges                        --    3,564      $50,502        0.91%         --
2014  Lowest contract charges 0.50% Class B   $16.53       --           --          --       11.01%
      Highest contract charges 1.70% Class B  $13.62       --           --          --        9.75%
      All contract charges                        --    3,961      $56,678        0.91%         --
2013  Lowest contract charges 0.50% Class B   $14.89       --           --          --       30.96%
      Highest contract charges 1.70% Class B  $12.41       --           --          --       29.27%
      All contract charges                        --    4,422      $57,451        0.83%         --

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $39.98       --            --         --       28.59%
      Highest contract charges 1.70% Class B  $31.11       --            --         --       27.03%
      All contract charges                        --    4,368      $145,346       0.47%         --
2016  Lowest contract charges 0.50% Class B   $31.09       --            --         --        4.96%
      Highest contract charges 1.70% Class B  $24.49       --            --         --        3.73%
      All contract charges                        --    5,006      $131,222       0.55%         --
2015  Lowest contract charges 0.50% Class B   $29.62       --            --         --        3.53%
      Highest contract charges 1.70% Class B  $23.61       --            --         --        2.25%
      All contract charges                        --    5,706      $143,714       0.28%         --
2014  Lowest contract charges 0.50% Class B   $28.61       --            --         --       10.55%
      Highest contract charges 1.70% Class B  $23.09       --            --         --        9.22%
      All contract charges                        --    6,421      $157,490       0.19%         --
2013  Lowest contract charges 0.50% Class B   $25.88       --            --         --       34.72%
      Highest contract charges 1.70% Class B  $21.14       --            --         --       33.04%
      All contract charges                        --    7,310      $163,485       0.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  1.15% contract charge Class A           $12.94    1,045      $ 13,527       1.47%      12.52%
2016  1.15% contract charge Class A           $11.50    1,191      $ 13,696       1.65%      13.97%
2015  1.15% contract charge Class A           $10.09    1,407      $ 14,190       1.54%      (5.08)%
2014  1.15% contract charge Class A           $10.63    1,657      $ 17,611       1.30%      10.96%
2013  1.15% contract charge Class A           $ 9.58    1,905      $ 18,251       1.35%      30.87%
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $27.76       --            --         --       13.31%
      Highest contract charges 1.70% Class B  $21.78       --            --         --       11.92%
      All contract charges                        --   10,706      $212,025       1.47%         --
2016  Lowest contract charges 0.50% Class B   $24.50       --            --         --       14.75%
      Highest contract charges 1.70% Class B  $19.46       --            --         --       13.40%
      All contract charges                        --   12,144      $214,941       1.65%         --
2015  Lowest contract charges 0.50% Class B   $21.35       --            --         --       (4.52)%
      Highest contract charges 1.70% Class B  $17.16       --            --         --       (5.66)%
      All contract charges                        --   13,547      $211,080       1.54%         --
2014  Lowest contract charges 0.50% Class B   $22.36       --            --         --       11.69%
      Highest contract charges 1.70% Class B  $18.19       --            --         --       10.31%
      All contract charges                        --   15,164      $249,959       1.30%         --
2013  Lowest contract charges 0.50% Class B   $20.02       --            --         --       31.80%
      Highest contract charges 1.70% Class B  $16.49       --            --         --       30.25%
      All contract charges                        --   17,222      $257,207       1.35%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $36.09       --            --         --       11.77%
      Highest contract charges 1.70% Class B  $28.08       --            --         --       10.42%
      All contract charges                        --    2,037      $ 60,755       1.00%         --
2016  Lowest contract charges 0.50% Class B   $32.29       --            --         --       17.08%
      Highest contract charges 1.70% Class B  $25.43       --            --         --       15.64%
      All contract charges                        --    2,386      $ 64,669       1.24%         --
2015  Lowest contract charges 0.50% Class B   $27.58       --            --         --       (4.00)%
      Highest contract charges 1.70% Class B  $21.99       --            --         --       (5.17)%
      All contract charges                        --    2,580      $ 59,901       0.73%         --
2014  Lowest contract charges 0.50% Class B   $28.73       --            --         --       10.29%
      Highest contract charges 1.70% Class B  $23.19       --            --         --        8.98%
      All contract charges                        --    2,905      $ 70,957       0.57%         --
2013  Lowest contract charges 0.50% Class B   $26.05       --            --         --       32.44%
      Highest contract charges 1.70% Class B  $21.28       --            --         --       30.87%
      All contract charges                        --    3,200      $ 71,438       0.54%         --

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------
                                                           UNITS    ACCUMULATION
                                                 UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                                 ------ ----------- ------------ ------------- --------
AXA MODERATE ALLOCATION
2017  1.15% contract charge Class A              $72.30      265      $ 19,157       1.21%       9.76%
2016  1.15% contract charge Class A              $65.87      292      $ 19,254       0.86%       4.16%
2015  1.15% contract charge Class A              $63.24      316      $ 19,959       0.79%      (2.03)%
2014  1.15% contract charge Class A              $64.55      351      $ 22,632       1.05%       1.85%
2013  1.15% contract charge Class A              $63.38      380      $ 24,113       1.57%      11.82%
AXA MODERATE ALLOCATION
2017  Lowest contract charges 0.50% Class B      $83.53       --            --         --       10.49%
      Highest contract charges 1.70% Class B     $56.70       --            --         --        9.16%
      All contract charges                           --    2,257      $139,898       1.21%         --
2016  Lowest contract charges 0.50% Class B      $75.60       --            --         --        4.84%
      Highest contract charges 1.70% Class B     $51.94       --            --         --        3.57%
      All contract charges                           --    2,511      $142,295       0.86%         --
2015  Lowest contract charges 0.50% Class B      $72.11       --            --         --       (1.38)%
      Highest contract charges 1.70% Class B     $50.15       --            --         --       (2.56)%
      All contract charges                           --    2,861      $156,117       0.79%         --
2014  Lowest contract charges 0.50% Class B      $73.12       --            --         --        2.51%
      Highest contract charges 1.70% Class B     $51.47       --            --         --        1.28%
      All contract charges                           --    3,162      $176,678       1.05%         --
2013  Lowest contract charges 0.50% Class B      $71.33       --            --         --       12.56%
      Highest contract charges 1.70% Class B     $50.82       --            --         --       11.20%
      All contract charges                           --    3,506      $192,853       1.57%         --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charges 1.15% Class B      $17.72       --            --         --       13.59%
      Highest contract charges 1.70% Class B     $18.11       --            --         --       12.91%
      All contract charges                           --    4,621      $ 78,911       1.33%         --
2016  Lowest contract charges 1.15% Class B      $15.60       --            --         --        6.05%
      Highest contract charges 1.70% Class B     $16.04       --            --         --        5.46%
      All contract charges                           --    5,200      $ 78,435       0.87%         --
2015  Lowest contract charges 1.15% Class B      $14.71       --            --         --       (2.45)%
      Highest contract charges 1.70% Class B     $15.21       --            --         --       (2.94)%
      All contract charges                           --    5,785      $ 82,517       0.86%         --
2014  Lowest contract charges 1.15% Class B      $15.08       --            --         --        2.59%
      Highest contract charges 1.70% Class B     $15.67       --            --         --        1.95%
      All contract charges                           --    6,437      $ 94,366       1.28%         --
2013  Lowest contract charges 1.15% Class B      $14.70       --            --         --       18.45%
      Highest contract charges 1.70% Class B     $15.37       --            --         --       17.78%
      All contract charges                           --    6,930      $ 99,283       2.07%         --
AXA/AB SHORT DURATION GOVERNMENT BOND
2017  Lowest contract charges 1.15% Class B      $ 9.37       --            --         --       (0.85)%
      Highest contract charges 1.70% Class B     $ 9.13       --            --         --       (1.40)%
      All contract charges                           --    1,610      $ 14,909       0.46%         --
2016  Lowest contract charges 1.15% Class B      $ 9.45       --            --         --       (1.05)%
      Highest contract charges 1.70% Class B     $ 9.26       --            --         --       (1.59)%
      All contract charges                           --    1,843      $ 17,253       0.09%         --
2015  Lowest contract charges 1.15% Class B      $ 9.55       --            --         --       (1.65)%
      Highest contract charges 1.70% Class B     $ 9.41       --            --         --       (2.18)%
      All contract charges                           --    1,929      $ 18,304       0.00%         --
2014  Lowest contract charges 1.15% Class B      $ 9.71       --            --         --       (1.62)%
      Highest contract charges 1.70% Class B     $ 9.62       --            --         --       (2.24)%
      All contract charges                           --    1,998      $ 19,312       0.00%         --
2013  Lowest contract charges 1.15% Class B(a)   $ 9.87       --            --         --       (1.30)%
      Highest contract charges 1.70% Class B(b)  $ 9.84       --            --         --       (1.20)%
      All contract charges                           --    2,223      $ 21,895       0.00%         --

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH
2017  1.15% contract charge Class A           $43.50       46      $ 2,011        0.28%      21.27%
2016  1.15% contract charge Class A           $35.87       54      $ 1,927        0.35%      11.29%
2015  1.15% contract charge Class A           $32.23       60      $ 1,931        0.04%      (4.02)%
2014  1.15% contract charge Class A           $33.58       67      $ 2,265        0.06%       2.38%
2013  1.15% contract charge Class A           $32.80       76      $ 2,480        0.05%      36.55%
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charges 1.15% Class B   $41.98       --           --          --       21.26%
      Highest contract charges 1.70% Class B  $37.41       --           --          --       20.60%
      All contract charges                        --    1,271      $50,386        0.28%         --
2016  Lowest contract charges 0.50% Class B   $39.38       --           --          --       12.00%
      Highest contract charges 1.70% Class B  $31.02       --           --          --       10.67%
      All contract charges                        --    1,406      $46,080        0.35%         --
2015  Lowest contract charges 0.50% Class B   $35.16       --           --          --       (3.38)%
      Highest contract charges 1.70% Class B  $28.03       --           --          --       (4.56)%
      All contract charges                        --    1,557      $45,994        0.04%         --
2014  Lowest contract charges 0.50% Class B   $36.39       --           --          --        3.06%
      Highest contract charges 1.70% Class B  $29.37       --           --          --        1.80%
      All contract charges                        --    1,754      $54,155        0.06%         --
2013  Lowest contract charges 0.50% Class B   $35.31       --           --          --       37.45%
      Highest contract charges 1.70% Class B  $28.85       --           --          --       35.83%
      All contract charges                        --    1,976      $59,764        0.05%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2017  Lowest contract charges 0.50% Class B   $15.97       --           --          --        9.46%
      Highest contract charges 1.60% Class B  $14.08       --           --          --        8.22%
      All contract charges                        --    1,904      $27,393        2.49%         --
2016  Lowest contract charges 0.50% Class B   $14.59       --           --          --        9.95%
      Highest contract charges 1.60% Class B  $13.01       --           --          --        8.69%
      All contract charges                        --    2,001      $26,866        2.83%         --
2015  Lowest contract charges 1.15% Class B   $12.49       --           --          --       (4.14)%
      Highest contract charges 1.70% Class B  $11.86       --           --          --       (4.66)%
      All contract charges                        --    1,833      $22,355        2.24%         --
2014  Lowest contract charges 1.15% Class B   $13.03       --           --          --        5.00%
      Highest contract charges 1.70% Class B  $12.44       --           --          --        4.45%
      All contract charges                        --    1,924      $24,518        2.36%         --
2013  Lowest contract charges 1.15% Class B   $12.41       --           --          --       13.23%
      Highest contract charges 1.70% Class B  $11.91       --           --          --       12.57%
      All contract charges                        --    1,688      $20,553        2.51%         --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B   $17.78       --           --          --       10.50%
      Highest contract charges 1.70% Class B  $16.69       --           --          --        9.87%
      All contract charges                        --       91      $ 1,554        0.48%         --
2016  Lowest contract charges 1.15% Class B   $16.09       --           --          --       23.39%
      Highest contract charges 1.60% Class B  $15.35       --           --          --       22.80%
      All contract charges                        --       99      $ 1,548        0.48%         --
2015  Lowest contract charges 1.15% Class B   $13.04       --           --          --       (7.58)%
      Highest contract charges 1.60% Class B  $12.50       --           --          --       (8.02)%
      All contract charges                        --       74      $   939        0.21%         --
2014  Lowest contract charges 1.15% Class B   $14.11       --           --          --        0.93%
      Highest contract charges 1.60% Class B  $13.59       --           --          --        0.52%
      All contract charges                        --       88      $ 1,217        0.01%         --
2013  Lowest contract charges 1.15% Class B   $13.98       --           --          --       35.07%
      Highest contract charges 1.60% Class B  $13.52       --           --          --       34.53%
      All contract charges                        --      115      $ 1,572        0.12%         --

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B   $13.25      --            --          --       13.64%
      Highest contract charges 1.60% Class B  $12.62      --            --          --       13.08%
      All contract charges                        --     650       $ 8,400        1.70%         --
2016  Lowest contract charges 1.15% Class B   $11.66      --            --          --        8.26%
      Highest contract charges 1.60% Class B  $11.16      --            --          --        7.72%
      All contract charges                        --     659       $ 7,499        1.69%         --
2015  Lowest contract charges 1.15% Class B   $10.77      --            --          --       (3.93)%
      Highest contract charges 1.60% Class B  $10.36      --            --          --       (4.34)%
      All contract charges                        --     721       $ 7,591        1.19%         --
2014  Lowest contract charges 1.15% Class B   $11.21      --            --          --        4.28%
      Highest contract charges 1.60% Class B  $10.83      --            --          --        3.84%
      All contract charges                        --     783       $ 8,605        1.67%         --
2013  Lowest contract charges 1.15% Class B   $10.75      --            --          --       21.88%
      Highest contract charges 1.60% Class B  $10.43      --            --          --       21.28%
      All contract charges                        --     850       $ 8,986        1.21%         --
AXA/JANUS ENTERPRISE
2017  Lowest contract charges 0.50% Class B   $27.39      --            --          --       27.28%
      Highest contract charges 1.70% Class B  $23.49      --            --          --       25.75%
      All contract charges                        --     514       $12,591        0.00%         --
2016  Lowest contract charges 0.50% Class B   $21.52      --            --          --       (4.82)%
      Highest contract charges 1.70% Class B  $18.68      --            --          --       (5.99)%
      All contract charges                        --     541       $10,466        0.00%         --
2015  Lowest contract charges 0.50% Class B   $22.61      --            --          --       (5.99)%
      Highest contract charges 1.70% Class B  $19.87      --            --          --       (7.06)%
      All contract charges                        --     719       $14,908        0.00%         --
2014  Lowest contract charges 0.50% Class B   $24.05      --            --          --       (1.19)%
      Highest contract charges 1.70% Class B  $21.38      --            --          --       (2.42)%
      All contract charges                        --     802       $17,807        0.00%         --
2013  Lowest contract charges 0.50% Class B   $24.34      --            --          --       37.83%
      Highest contract charges 1.70% Class B  $21.91      --            --          --       36.17%
      All contract charges                        --     904       $20,462        0.00%         --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B   $16.23      --            --          --       12.87%
      Highest contract charges 1.60% Class B  $15.42      --            --          --       12.39%
      All contract charges                        --     199       $ 3,171        1.02%         --
2016  Lowest contract charges 1.15% Class B   $14.38      --            --          --       11.91%
      Highest contract charges 1.60% Class B  $13.72      --            --          --       11.36%
      All contract charges                        --     220       $ 3,082        2.22%         --
2015  Lowest contract charges 1.15% Class B   $12.85      --            --          --       (3.53)%
      Highest contract charges 1.60% Class B  $12.32      --            --          --       (3.98)%
      All contract charges                        --     223       $ 2,794        1.66%         --
2014  Lowest contract charges 1.15% Class B   $13.32      --            --          --        8.38%
      Highest contract charges 1.60% Class B  $12.83      --            --          --        8.00%
      All contract charges                        --     276       $ 3,598        1.90%         --
2013  Lowest contract charges 1.15% Class B   $12.29      --            --          --       27.89%
      Highest contract charges 1.60% Class B  $11.88      --            --          --       27.19%
      All contract charges                        --     274       $ 3,304        0.71%         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charges 1.15% Class B   $14.04      --            --          --       19.90%
      Highest contract charges 1.60% Class B  $13.33      --            --          --       19.34%
      All contract charges                        --     389       $ 5,310        1.36%         --
2016  Lowest contract charges 1.15% Class B   $11.71      --            --          --        4.09%
      Highest contract charges 1.60% Class B  $11.17      --            --          --        3.62%
      All contract charges                        --     409       $ 4,668        0.66%         --

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------
                                                         UNITS    ACCUMULATION
                                               UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------- ----------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charges 1.15% Class B   $ 11.25       --            --         --       (3.76)%
      Highest contract charges 1.60% Class B  $ 10.78       --            --         --       (4.26)%
      All contract charges                         --      466      $  5,111       0.00%         --
2014  Lowest contract charges 1.15% Class B   $ 11.69       --            --         --       (0.09)%
      Highest contract charges 1.60% Class B  $ 11.26       --            --         --       (0.44)%
      All contract charges                         --      471      $  5,390       1.43%         --
2013  Lowest contract charges 1.15% Class B   $ 11.70       --            --         --       25.54%
      Highest contract charges 1.60% Class B  $ 11.31       --            --         --       24.83%
      All contract charges                         --      402      $  4,628       0.99%         --
EQ/COMMON STOCK INDEX
2017  1.15% contract charge Class A           $521.95       52      $ 27,220       1.27%      19.09%
2016  1.15% contract charge Class A           $438.28       60      $ 26,266       1.55%      10.41%
2015  1.15% contract charge Class A           $396.96       67      $ 26,489       1.35%      (1.20)%
2014  1.15% contract charge Class A           $401.80       74      $ 29,865       1.22%      10.76%
2013  1.15% contract charge Class A           $362.75       82      $ 29,901       1.28%      30.95%
EQ/COMMON STOCK INDEX
2017  Lowest contract charges 1.15% Class B   $502.37       --            --         --       19.09%
      Highest contract charges 1.70% Class B  $397.68       --            --         --       18.43%
      All contract charges                         --      385      $177,574       1.27%         --
2016  Lowest contract charges 1.15% Class B   $421.85       --            --         --       10.41%
      Highest contract charges 1.70% Class B  $335.80       --            --         --        9.80%
      All contract charges                         --      430      $166,600       1.55%         --
2015  Lowest contract charges 1.15% Class B   $382.08       --            --         --       (1.20)%
      Highest contract charges 1.70% Class B  $305.83       --            --         --       (1.75)%
      All contract charges                         --      471      $165,560       1.35%         --
2014  Lowest contract charges 1.15% Class B   $386.73       --            --         --       10.77%
      Highest contract charges 1.70% Class B  $311.29       --            --         --       10.15%
      All contract charges                         --      518      $183,965       1.22%         --
2013  Lowest contract charges 0.50% Class B   $447.63       --            --         --       31.81%
      Highest contract charges 1.70% Class B  $282.60       --            --         --       30.22%
      All contract charges                         --      573      $184,211       1.28%         --
EQ/CORE BOND INDEX
2017  Lowest contract charges 0.50% Class B   $ 16.82       --            --         --        0.96%
      Highest contract charges 1.70% Class B  $ 13.20       --            --         --       (0.23)%
      All contract charges                         --    3,810      $ 53,331       1.53%         --
2016  Lowest contract charges 0.50% Class B   $ 16.66       --            --         --        0.91%
      Highest contract charges 1.70% Class B  $ 13.23       --            --         --       (0.30)%
      All contract charges                         --    4,051      $ 56,681       1.44%         --
2015  Lowest contract charges 0.50% Class B   $ 16.51       --            --         --       (0.12)%
      Highest contract charges 1.70% Class B  $ 13.27       --            --         --       (1.34)%
      All contract charges                         --    4,365      $ 61,102       1.42%         --
2014  Lowest contract charges 0.50% Class B   $ 16.53       --            --         --        1.91%
      Highest contract charges 1.70% Class B  $ 13.45       --            --         --        0.67%
      All contract charges                         --    4,832      $ 68,287       1.27%         --
2013  Lowest contract charges 0.50% Class B   $ 16.22       --            --         --       (2.05)%
      Highest contract charges 1.70% Class B  $ 13.36       --            --         --       (3.26)%
      All contract charges                         --    5,245      $ 73,352       1.81%         --
EQ/EQUITY 500 INDEX
2017  Lowest contract charges 1.15% Class B   $ 60.50       --            --         --       19.66%
      Highest contract charges 1.70% Class B  $ 52.97       --            --         --       18.98%
      All contract charges                         --    1,504      $ 85,750       1.41%         --
2016  Lowest contract charges 1.15% Class B   $ 50.56       --            --         --        9.96%
      Highest contract charges 1.70% Class B  $ 44.52       --            --         --        9.36%
      All contract charges                         --    1,655      $ 79,048       1.62%         --

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2015  Lowest contract charges 1.15% Class B   $45.98       --           --          --       (0.39)%
      Highest contract charges 1.70% Class B  $40.71       --           --          --       (0.92)%
      All contract charges                        --    1,740      $75,806        1.57%         --
2014  Lowest contract charges 1.15% Class B   $46.16       --           --          --       11.69%
      Highest contract charges 1.70% Class B  $41.09       --           --          --       11.05%
      All contract charges                        --    1,854      $81,256        1.38%         --
2013  Lowest contract charges 1.15% Class B   $41.33       --           --          --       30.01%
      Highest contract charges 1.70% Class B  $37.00       --           --          --       29.28%
      All contract charges                        --    1,943      $76,395        1.45%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  1.15% contract charge Class A           $21.66       35      $   767        0.80%      (0.78)%
2016  1.15% contract charge Class A           $21.83       35      $   757        0.65%      (0.73)%
2015  1.15% contract charge Class A           $21.99       37      $   805        0.57%      (0.72)%
2014  1.15% contract charge Class A           $22.15       57      $ 1,265        0.39%       0.36%
2013  1.15% contract charge Class A           $22.07       62      $ 1,379        0.20%      (2.78)%
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charges 0.50% Class B   $24.87       --           --          --       (0.16)%
      Highest contract charges 1.70% Class B  $17.98       --           --          --       (1.37)%
      All contract charges                        --    1,092      $20,926        0.80%         --
2016  Lowest contract charges 0.50% Class B   $24.91       --           --          --       (0.08)%
      Highest contract charges 1.70% Class B  $18.23       --           --          --       (1.25)%
      All contract charges                        --    1,217      $23,592        0.65%         --
2015  Lowest contract charges 0.50% Class B   $24.93       --           --          --       (0.04)%
      Highest contract charges 1.70% Class B  $18.46       --           --          --       (1.28)%
      All contract charges                        --    1,316      $25,749        0.57%         --
2014  Lowest contract charges 0.50% Class B   $24.94       --           --          --        1.01%
      Highest contract charges 1.70% Class B  $18.70       --           --          --       (0.21)%
      All contract charges                        --    1,471      $29,089        0.39%         --
2013  Lowest contract charges 0.50% Class B   $24.69       --           --          --       (2.14)%
      Highest contract charges 1.70% Class B  $18.74       --           --          --       (3.30)%
      All contract charges                        --    1,622      $32,039        0.20%         --
EQ/INTERNATIONAL EQUITY INDEX
2017  1.15% contract charge Class A           $18.07      300      $ 5,419        2.62%      21.77%
2016  1.15% contract charge Class A           $14.84      323      $ 4,798        2.67%       1.02%
2015  1.15% contract charge Class A           $14.69      343      $ 5,042        2.29%      (3.23)%
2014  1.15% contract charge Class A           $15.18      361      $ 5,475        2.93%      (8.00)%
2013  1.15% contract charge Class A           $16.50      387      $ 6,388        2.23%      20.09%
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charges 0.50% Class B   $20.20       --           --          --       22.65%
      Highest contract charges 1.70% Class B  $15.33       --           --          --       21.19%
      All contract charges                        --    2,663      $43,515        2.62%         --
2016  Lowest contract charges 0.50% Class B   $16.47       --           --          --        1.67%
      Highest contract charges 1.70% Class B  $12.65       --           --          --        0.40%
      All contract charges                        --    2,899      $38,990        2.67%         --
2015  Lowest contract charges 0.50% Class B   $16.20       --           --          --       (2.64)%
      Highest contract charges 1.70% Class B  $12.60       --           --          --       (3.74)%
      All contract charges                        --    3,163      $42,261        2.29%         --
2014  Lowest contract charges 0.50% Class B   $16.64       --           --          --       (7.35)%
      Highest contract charges 1.70% Class B  $13.09       --           --          --       (8.53)%
      All contract charges                        --    3,310      $45,818        2.93%         --
2013  Lowest contract charges 0.50% Class B   $17.96       --           --          --       20.86%
      Highest contract charges 1.70% Class B  $14.31       --           --          --       19.45%
      All contract charges                        --    3,594      $54,178        2.23%         --

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charges 0.50% Class B   $20.40       --           --          --       28.54%
      Highest contract charges 1.70% Class B  $16.27       --           --          --       27.11%
      All contract charges                        --    3,270      $55,869        0.73%         --
2016  Lowest contract charges 0.50% Class B   $15.87       --           --          --        5.87%
      Highest contract charges 1.70% Class B  $12.80       --           --          --        4.49%
      All contract charges                        --    3,753      $50,997        1.04%         --
2015  Lowest contract charges 1.15% Class B   $13.44       --           --          --        3.62%
      Highest contract charges 1.70% Class B  $12.25       --           --          --        3.11%
      All contract charges                        --    3,906      $50,024        0.86%         --
2014  Lowest contract charges 1.15% Class B   $12.97       --           --          --       10.95%
      Highest contract charges 1.70% Class B  $11.88       --           --          --       10.31%
      All contract charges                        --    4,140      $51,302        0.89%         --
2013  Lowest contract charges 1.15% Class B   $11.69       --           --          --       31.05%
      Highest contract charges 1.70% Class B  $10.77       --           --          --       30.23%
      All contract charges                        --    4,515      $50,576        0.95%         --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charges 1.15% Class B   $11.93       --           --          --       11.70%
      Highest contract charges 1.70% Class B  $11.14       --           --          --       11.07%
      All contract charges                        --      935      $10,868        1.77%         --
2016  Lowest contract charges 1.15% Class B   $10.68       --           --          --       15.21%
      Highest contract charges 1.70% Class B  $10.03       --           --          --       14.50%
      All contract charges                        --    1,023      $10,670        2.02%         --
2015  Lowest contract charges 1.15% Class B   $ 9.27       --           --          --       (5.60)%
      Highest contract charges 1.70% Class B  $ 8.76       --           --          --       (6.01)%
      All contract charges                        --    1,042      $ 9,477        1.88%         --
2014  Lowest contract charges 1.15% Class B   $ 9.82       --           --          --       11.34%
      Highest contract charges 1.70% Class B  $ 9.32       --           --          --       10.69%
      All contract charges                        --    1,085      $10,465        1.50%         --
2013  Lowest contract charges 1.15% Class B   $ 8.82       --           --          --       30.09%
      Highest contract charges 1.70% Class B  $ 8.42       --           --          --       29.34%
      All contract charges                        --    1,011      $ 8,777        1.64%         --
EQ/MID CAP INDEX
2017  Lowest contract charges 0.50% Class B   $26.79       --           --          --       14.93%
      Highest contract charges 1.70% Class B  $21.71       --           --          --       13.55%
      All contract charges                        --    1,492      $33,988        0.87%         --
2016  Lowest contract charges 0.50% Class B   $23.31       --           --          --       19.29%
      Highest contract charges 1.70% Class B  $19.12       --           --          --       17.88%
      All contract charges                        --    1,734      $34,701        1.09%         --
2015  Lowest contract charges 0.50% Class B   $19.54       --           --          --       (3.36)%
      Highest contract charges 1.70% Class B  $16.22       --           --          --       (4.53)%
      All contract charges                        --    1,796      $30,374        0.83%         --
2014  Lowest contract charges 0.50% Class B   $20.22       --           --          --        8.48%
      Highest contract charges 1.70% Class B  $16.99       --           --          --        7.12%
      All contract charges                        --    1,909      $33,677        0.78%         --
2013  Lowest contract charges 0.50% Class B   $18.64       --           --          --       31.92%
      Highest contract charges 1.70% Class B  $15.86       --           --          --       30.32%
      All contract charges                        --    2,100      $34,477        0.76%         --
EQ/MONEY MARKET
2017  1.15% contract charge Class A           $30.20       90      $ 2,711        0.39%      (0.76)%
2016  1.15% contract charge Class A           $30.43       89      $ 2,700        0.00%      (1.14)%
2015  1.15% contract charge Class A           $30.78      106      $ 3,249        0.00%      (1.16)%
2014  1.15% contract charge Class A           $31.14      104      $ 3,226        0.00%      (1.14)%
2013  1.15% contract charge Class A           $31.50      119      $ 3,759        0.00%      (1.16)%

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                        UNITS    ACCUMULATION
                                              UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                              ------ ----------- ------------ ------------- --------
EQ/MONEY MARKET
2017  Lowest contract charges 0.00% Class B   $44.61       --           --          --        0.41%
      Highest contract charges 1.70% Class B  $23.88       --           --          --       (1.32)%
      All contract charges                        --      925      $24,693        0.39%         --
2016  Lowest contract charges 0.00% Class B   $44.43       --           --          --        0.00%
      Highest contract charges 1.70% Class B  $24.20       --           --          --       (1.67)%
      All contract charges                        --    1,071      $28,766        0.00%         --
2015  Lowest contract charges 0.00% Class B   $44.43       --           --          --        0.00%
      Highest contract charges 1.70% Class B  $24.61       --           --          --       (1.72)%
      All contract charges                        --    1,133      $30,813        0.00%         --
2014  Lowest contract charges 0.00% Class B   $44.43       --           --          --        0.00%
      Highest contract charges 1.70% Class B  $25.04       --           --          --       (1.69)%
      All contract charges                        --    1,356      $37,319        0.00%         --
2013  Lowest contract charges 0.00% Class B   $44.43       --           --          --        0.00%
      Highest contract charges 1.70% Class B  $25.47       --           --          --       (1.70)%
      All contract charges                        --    1,614      $44,819        0.00%         --
EQ/QUALITY BOND PLUS
2017  Lowest contract charges 0.50% Class B   $20.54       --           --          --        0.88%
      Highest contract charges 1.70% Class B  $15.31       --           --          --       (0.33)%
      All contract charges                        --    1,900      $31,080        1.14%         --
2016  Lowest contract charges 0.50% Class B   $20.36       --           --          --        0.69%
      Highest contract charges 1.70% Class B  $15.36       --           --          --       (0.52)%
      All contract charges                        --    2,092      $34,262        1.03%         --
2015  Lowest contract charges 0.50% Class B   $20.22       --           --          --       (0.30)%
      Highest contract charges 1.70% Class B  $15.44       --           --          --       (1.47)%
      All contract charges                        --    2,498      $41,622        1.04%         --
2014  Lowest contract charges 0.50% Class B   $20.28       --           --          --        2.37%
      Highest contract charges 1.70% Class B  $15.67       --           --          --        1.16%
      All contract charges                        --    2,788      $46,932        0.97%         --
2013  Lowest contract charges 0.50% Class B   $19.81       --           --          --       (2.75)%
      Highest contract charges 1.70% Class B  $15.49       --           --          --       (3.97)%
      All contract charges                        --    3,083      $51,034        0.61%         --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charges 1.15% Class B   $33.07       --           --          --       12.71%
      Highest contract charges 1.70% Class B  $29.58       --           --          --       12.09%
      All contract charges                        --      578      $18,188        0.99%         --
2016  Lowest contract charges 1.15% Class B   $29.34       --           --          --       19.17%
      Highest contract charges 1.70% Class B  $26.39       --           --          --       18.50%
      All contract charges                        --      679      $19,005        1.11%         --
2015  Lowest contract charges 1.15% Class B   $24.62       --           --          --       (5.67)%
      Highest contract charges 1.70% Class B  $22.27       --           --          --       (6.19)%
      All contract charges                        --      757      $17,839        0.88%         --
2014  Lowest contract charges 1.15% Class B   $26.10       --           --          --        3.61%
      Highest contract charges 1.70% Class B  $23.74       --           --          --        3.04%
      All contract charges                        --      786      $19,697        0.75%         --
2013  Lowest contract charges 1.15% Class B   $25.19       --           --          --       35.87%
      Highest contract charges 1.70% Class B  $23.04       --           --          --       35.13%
      All contract charges                        --      899      $21,750        0.94%         --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.50% Class B    $32.71       --           --          --       38.43%
      Highest contract charge 1.70% Class B   $26.94       --           --          --       36.75%
      All contract charges                        --    1,148      $32,312        0.00%         --
2016  Lowest contract charge 0.50% Class B    $23.63       --           --          --        8.39%
      Highest contract charge 1.60% Class B   $20.00       --           --          --        7.18%
      All contract charges                        --    1,131      $23,152        0.01%         --

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

7. Financial Highlights (Concluded)

                                                            YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------
                                                       UNITS    ACCUMULATION
                                             UNIT   OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             VALUE    (000'S)     (000'S)    INCOME RATIO* RETURN**
                                             ------ ----------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2015  Lowest contract charge 0.50% Class B   $21.80       --           --          --        5.77%
      Highest contract charge 1.60% Class B  $18.66       --           --          --        4.60%
      All contract charges                       --    1,326      $25,314        0.00%         --
2014  Lowest contract charge 0.50% Class B   $20.61       --           --          --       12.99%
      Highest contract charge 1.60% Class B  $17.84       --           --          --       11.78%
      All contract charges                       --    1,383      $25,169        0.00%         --
2013  Lowest contract charge 0.50% Class B   $18.24       --           --          --       34.91%
      Highest contract charge 1.70% Class B  $15.77       --           --          --       33.31%
      All contract charges                       --    1,432      $23,251        0.00%         --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on July 1, 2013.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............  FSA-3
   Statements of Operations for the Year Ended December 31, 2017...... FSA-22
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2017 and 2016....................................... FSA-29
   Notes to Financial Statements...................................... FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......    F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................    F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................    F-5
   Consolidated Statements of Equity, for the Years Ended December
     31, 2017, 2016 and 2015..........................................    F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................    F-7
   Notes to Consolidated Financial Statements.........................   F-10
   Financial Statements Schedules.....................................   F-98

                                 FSA-1  #497374

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 49 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT GAMCO MERGERS &                AXA MODERATE-PLUS ALLOCATION/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA/AB SHORT DURATION GOVERNMENT
                                        BOND/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      AXA/AB SMALL CAP GROWTH/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       AXA/FRANKLIN BALANCED MANAGED
                                        VOLATILITY/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        AXA/FRANKLIN SMALL CAP VALUE MANAGED
                                        VOLATILITY/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         AXA/FRANKLIN TEMPLETON ALLOCATION
                                        MANAGED VOLATILITY/(1)/
 AXA BALANCED STRATEGY/(1)/             AXA/JANUS ENTERPRISE/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       AXA/MUTUAL LARGE CAP EQUITY MANAGED
                                        VOLATILITY/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  AXA/TEMPLETON GLOBAL EQUITY MANAGED
                                        VOLATILITY/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/COMMON STOCK INDEX/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/CORE BOND INDEX/(1)/
 AXA GLOBAL EQUITY MANAGED              EQ/EQUITY 500 INDEX/(1)/
 VOLATILITY/(1)/
 AXA GROWTH STRATEGY/(1)/               EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AXA INTERNATIONAL CORE MANAGED         EQ/INTERNATIONAL EQUITY INDEX/(1)/
 VOLATILITY/(1)/
 AXA INTERNATIONAL VALUE MANAGED        EQ/LARGE CAP GROWTH INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP CORE MANAGED             EQ/LARGE CAP VALUE INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP GROWTH MANAGED           EQ/MID CAP INDEX/(1)/
 VOLATILITY/(1)/
 AXA LARGE CAP VALUE MANAGED            EQ/MONEY MARKET/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              EQ/QUALITY BOND PLUS/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           EQ/SMALL COMPANY INDEX/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                           1290 VT GAMCO 1290 VT GAMCO   1290 VT      AXA 400     AXA 2000
                                             MERGERS &   SMALL COMPANY   SOCIALLY     MANAGED      MANAGED    AXA AGGRESSIVE
                                           ACQUISITIONS*    VALUE*     RESPONSIBLE* VOLATILITY*  VOLATILITY*   ALLOCATION*
                                           ------------- ------------- ------------ ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value............................ $156,923,583  $952,116,987  $75,385,717  $336,408,147 $530,949,927 $2,561,297,074
Receivable for shares of the Portfolios
 sold.....................................      195,568       291,496        4,204        91,237      183,702         80,102
                                           ------------  ------------  -----------  ------------ ------------ --------------
   Total assets...........................  157,119,151   952,408,483   75,389,921   336,499,384  531,133,629  2,561,377,176
                                           ------------  ------------  -----------  ------------ ------------ --------------

LIABILITIES:
Payable for policy-related transactions...      195,568       291,496        4,204        91,238      183,702         80,103
                                           ------------  ------------  -----------  ------------ ------------ --------------
   Total liabilities......................      195,568       291,496        4,204        91,238      183,702         80,103
                                           ------------  ------------  -----------  ------------ ------------ --------------
NET ASSETS................................ $156,923,583  $952,116,987  $75,385,717  $336,408,146 $530,949,927 $2,561,297,073
                                           ============  ============  ===========  ============ ============ ==============

NET ASSETS:
Accumulation unit values.................. $156,811,838  $952,047,175  $75,310,852  $336,321,466 $530,632,707 $2,561,277,005
Retained by AXA Equitable in Separate
 Account No. 49...........................      111,745        69,812       74,865        86,680      317,220         20,068
                                           ------------  ------------  -----------  ------------ ------------ --------------
TOTAL NET ASSETS.......................... $156,923,583  $952,116,987  $75,385,717  $336,408,146 $530,949,927 $2,561,297,073
                                           ============  ============  ===========  ============ ============ ==============

Investments in shares of the Portfolios,
 at cost.................................. $156,500,878  $716,551,414  $72,884,494  $298,278,712 $463,163,773 $2,217,763,662

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         AXA
                                                            AXA       AXA CONSERVATIVE     AXA      CONSERVATIVE-    AXA GLOBAL
                                          AXA BALANCED  CONSERVATIVE       GROWTH      CONSERVATIVE     PLUS       EQUITY MANAGED
                                           STRATEGY*    ALLOCATION*      STRATEGY*      STRATEGY*    ALLOCATION*    VOLATILITY*
                                          ------------ -------------- ---------------- ------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $416,727,432 $1,002,324,859   $159,977,073   $88,251,768  $1,036,633,633  $953,087,490
Receivable for shares of the Portfolios
 sold....................................      499,439        675,460         21,938        13,988         182,103       484,122
                                          ------------ --------------   ------------   -----------  --------------  ------------
   Total assets..........................  417,226,871  1,003,000,319    159,999,011    88,265,756   1,036,815,736   953,571,612
                                          ------------ --------------   ------------   -----------  --------------  ------------

LIABILITIES:
Payable for policy-related transactions..      499,438        675,461         21,938        13,988         182,103       484,122
                                          ------------ --------------   ------------   -----------  --------------  ------------
   Total liabilities.....................      499,438        675,461         21,938        13,988         182,103       484,122
                                          ------------ --------------   ------------   -----------  --------------  ------------
NET ASSETS............................... $416,727,433 $1,002,324,858   $159,977,073   $88,251,768  $1,036,633,633  $953,087,490
                                          ============ ==============   ============   ===========  ==============  ============

NET ASSETS:
Accumulation unit values................. $416,712,889 $1,002,197,198   $159,970,350   $88,246,378  $1,036,557,750  $953,068,306
Retained by AXA Equitable in Separate
 Account No. 49..........................       14,544        127,660          6,723         5,390          75,883        19,184
                                          ------------ --------------   ------------   -----------  --------------  ------------
TOTAL NET ASSETS......................... $416,727,433 $1,002,324,858   $159,977,073   $88,251,768  $1,036,633,633  $953,087,490
                                          ============ ==============   ============   ===========  ==============  ============

Investments in shares of the Portfolios,
 at cost................................. $341,437,451 $1,015,817,320   $138,113,617   $84,866,704  $1,018,383,363  $667,218,628

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           AXA
                                                            AXA       INTERNATIONAL   AXA LARGE      AXA LARGE
                                                       INTERNATIONAL      VALUE       CAP CORE      CAP GROWTH    AXA LARGE CAP
                                           AXA GROWTH  CORE MANAGED      MANAGED       MANAGED        MANAGED     VALUE MANAGED
                                           STRATEGY*    VOLATILITY*    VOLATILITY*   VOLATILITY*    VOLATILITY*    VOLATILITY*
                                          ------------ -------------- ------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $738,381,465 $1,006,909,208 $462,167,206  $1,631,451,041 $3,156,758,606 $2,733,266,408
Receivable for shares of the Portfolios
 sold....................................      107,359         13,981      410,415         598,393        833,533        872,828
                                          ------------ -------------- ------------  -------------- -------------- --------------
   Total assets..........................  738,488,824  1,006,923,189  462,577,621   1,632,049,434  3,157,592,139  2,734,139,236
                                          ------------ -------------- ------------  -------------- -------------- --------------

LIABILITIES:
Payable for policy-related transactions..      107,360         13,981      410,415         598,393        833,533        872,828
                                          ------------ -------------- ------------  -------------- -------------- --------------
   Total liabilities.....................      107,360         13,981      410,415         598,393        833,533        872,828
                                          ------------ -------------- ------------  -------------- -------------- --------------
NET ASSETS............................... $738,381,464 $1,006,909,208 $462,167,206  $1,631,451,041 $3,156,758,606 $2,733,266,408
                                          ============ ============== ============  ============== ============== ==============

NET ASSETS:
Accumulation unit values................. $738,366,552 $1,006,860,480 $462,137,005  $1,631,217,316 $3,156,653,101 $2,733,176,132
Retained by AXA Equitable in Separate
 Account No. 49..........................       14,912         48,728       30,201         233,725        105,505         90,276
                                          ------------ -------------- ------------  -------------- -------------- --------------
TOTAL NET ASSETS......................... $738,381,464 $1,006,909,208 $462,167,206  $1,631,451,041 $3,156,758,606 $2,733,266,408
                                          ============ ============== ============  ============== ============== ==============

Investments in shares of the Portfolios,
 at cost................................. $553,693,463 $  806,389,911 $378,706,968  $1,225,268,993 $2,236,626,304 $1,953,351,312

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA MID CAP                                    AXA       AXA/AB SHORT
                                              VALUE                     AXA MODERATE   MODERATE-      DURATION
                                             MANAGED      AXA MODERATE     GROWTH        PLUS        GOVERNMENT  AXA/AB SMALL
                                           VOLATILITY*    ALLOCATION*    STRATEGY*    ALLOCATION*      BOND*     CAP GROWTH*
                                          -------------- -------------- ------------ -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $1,256,735,647 $4,648,559,038 $808,768,805 $7,683,273,363 $517,064,076 $506,266,004
Receivable for shares of the Portfolios
 sold....................................        408,552      1,612,846      772,948        994,501      432,124        5,259
                                          -------------- -------------- ------------ -------------- ------------ ------------
   Total assets..........................  1,257,144,199  4,650,171,884  809,541,753  7,684,267,864  517,496,200  506,271,263
                                          -------------- -------------- ------------ -------------- ------------ ------------

LIABILITIES:
Payable for policy-related transactions..        408,552      1,612,846      772,948        994,501      432,124        5,258
                                          -------------- -------------- ------------ -------------- ------------ ------------
   Total liabilities.....................        408,552      1,612,846      772,948        994,501      432,124        5,258
                                          -------------- -------------- ------------ -------------- ------------ ------------
NET ASSETS............................... $1,256,735,647 $4,648,559,038 $808,768,805 $7,683,273,363 $517,064,076 $506,266,005
                                          ============== ============== ============ ============== ============ ============

NET ASSETS:
Accumulation unit values................. $1,256,645,855 $4,648,305,203 $808,656,848 $7,682,871,616 $516,742,473 $506,213,441
Retained by AXA Equitable in Separate
 Account No. 49..........................         89,792        253,835      111,957        401,747      321,603       52,564
                                          -------------- -------------- ------------ -------------- ------------ ------------
TOTAL NET ASSETS......................... $1,256,735,647 $4,648,559,038 $808,768,805 $7,683,273,363 $517,064,076 $506,266,005
                                          ============== ============== ============ ============== ============ ============

Investments in shares of the Portfolios,
 at cost................................. $  835,579,675 $4,303,536,364 $627,409,587 $6,872,447,590 $523,047,258 $478,437,481

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA/FRANKLIN  AXA/FRANKLIN               AXA/MUTUAL
                                          AXA/FRANKLIN  SMALL CAP     TEMPLETON                  LARGE CAP   AXA/TEMPLETON
                                            BALANCED      VALUE       ALLOCATION                  EQUITY     GLOBAL EQUITY
                                            MANAGED      MANAGED       MANAGED      AXA/JANUS     MANAGED       MANAGED
                                          VOLATILITY*  VOLATILITY*   VOLATILITY*   ENTERPRISE*  VOLATILITY*   VOLATILITY*
                                          ------------ ------------ -------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $733,037,858 $127,777,350 $1,174,020,923 $434,761,233 $173,040,768 $295,910,484
Receivable for shares of the Portfolios
 sold....................................      486,781           --        266,983       54,373       43,720       89,038
Receivable for policy-related
 transactions............................           --       28,411             --           --           --           --
                                          ------------ ------------ -------------- ------------ ------------ ------------
   Total assets..........................  733,524,639  127,805,761  1,174,287,906  434,815,606  173,084,488  295,999,522
                                          ------------ ------------ -------------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       28,412             --           --           --           --
Payable for policy-related transactions..      486,781           --        266,982       54,373       43,721       89,037
                                          ------------ ------------ -------------- ------------ ------------ ------------
   Total liabilities.....................      486,781       28,412        266,982       54,373       43,721       89,037
                                          ------------ ------------ -------------- ------------ ------------ ------------
NET ASSETS............................... $733,037,858 $127,777,349 $1,174,020,924 $434,761,233 $173,040,767 $295,910,485
                                          ============ ============ ============== ============ ============ ============

NET ASSETS:
Accumulation unit values................. $732,969,789 $127,771,883 $1,173,894,719 $434,734,871 $173,015,691 $295,896,260
Retained by AXA Equitable in Separate
 Account No. 49..........................       68,069        5,466        126,205       26,362       25,076       14,225
                                          ------------ ------------ -------------- ------------ ------------ ------------
TOTAL NET ASSETS......................... $733,037,858 $127,777,349 $1,174,020,924 $434,761,233 $173,040,767 $295,910,485
                                          ============ ============ ============== ============ ============ ============

Investments in shares of the Portfolios,
 at cost................................. $647,265,184 $104,334,199 $  792,279,940 $424,331,660 $115,493,881 $230,883,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                  EQ/INTERMEDIATE                    EQ/LARGE
                                        EQ/COMMON      EQ/CORE     EQ/EQUITY 500    GOVERNMENT    EQ/INTERNATIONAL  CAP GROWTH
                                       STOCK INDEX*  BOND INDEX*      INDEX*           BOND*       EQUITY INDEX*      INDEX*
                                       ------------ -------------- -------------- --------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $889,652,381 $1,350,617,228 $2,053,607,413  $177,095,700     $732,595,922   $709,460,654
Receivable for shares of the
 Portfolios sold......................      313,529        654,998        447,291       213,361          116,432         99,297
                                       ------------ -------------- --------------  ------------     ------------   ------------
   Total assets.......................  889,965,910  1,351,272,226  2,054,054,704   177,309,061      732,712,354    709,559,951
                                       ------------ -------------- --------------  ------------     ------------   ------------

LIABILITIES:
Payable for policy-related
 transactions.........................      313,529        654,997        447,290       213,361          116,432         99,297
                                       ------------ -------------- --------------  ------------     ------------   ------------
   Total liabilities..................      313,529        654,997        447,290       213,361          116,432         99,297
                                       ------------ -------------- --------------  ------------     ------------   ------------
NET ASSETS............................ $889,652,381 $1,350,617,229 $2,053,607,414  $177,095,700     $732,595,922   $709,460,654
                                       ============ ============== ==============  ============     ============   ============

NET ASSETS:
Accumulation unit values.............. $889,493,631 $1,350,452,674 $2,053,508,140  $177,088,669     $732,567,505   $709,341,335
Retained by AXA Equitable in Separate
 Account No. 49.......................      158,750        164,555         99,274         7,031           28,417        119,319
                                       ------------ -------------- --------------  ------------     ------------   ------------
TOTAL NET ASSETS...................... $889,652,381 $1,350,617,229 $2,053,607,414  $177,095,700     $732,595,922   $709,460,654
                                       ============ ============== ==============  ============     ============   ============

Investments in shares of the
 Portfolios, at cost.................. $498,851,061 $1,373,297,352 $1,374,683,730  $179,256,219     $628,701,175   $599,015,911

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           EQ/LARGE                                             EQ/SMALL
                                           CAP VALUE    EQ/MID CAP    EQ/MONEY    EQ/QUALITY    COMPANY    MULTIMANAGER
                                            INDEX*        INDEX*      MARKET*     BOND PLUS*     INDEX*    TECHNOLOGY*
                                          ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $476,712,253 $946,814,345 $587,045,851 $947,426,584 $557,460,491 $615,150,184
Receivable for shares of the Portfolios
 sold....................................           --       90,631           --      301,560      207,285      210,534
Receivable for policy-related
 transactions............................       16,604           --    8,051,393           --           --           --
                                          ------------ ------------ ------------ ------------ ------------ ------------
   Total assets..........................  476,728,857  946,904,976  595,097,244  947,728,144  557,667,776  615,360,718
                                          ------------ ------------ ------------ ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       16,604           --    8,051,394           --           --           --
Payable for policy-related transactions..           --       90,631           --      301,561      207,285      210,534
                                          ------------ ------------ ------------ ------------ ------------ ------------
   Total liabilities.....................       16,604       90,631    8,051,394      301,561      207,285      210,534
                                          ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS............................... $476,712,253 $946,814,345 $587,045,850 $947,426,583 $557,460,491 $615,150,184
                                          ============ ============ ============ ============ ============ ============

NET ASSETS:
Accumulation unit values................. $476,659,117 $946,769,917 $587,012,246 $947,421,694 $557,441,270 $615,118,631
Retained by AXA Equitable in Separate
 Account No. 49..........................       53,136       44,428       33,604        4,889       19,221       31,553
                                          ------------ ------------ ------------ ------------ ------------ ------------
TOTAL NET ASSETS......................... $476,712,253 $946,814,345 $587,045,850 $947,426,583 $557,460,491 $615,150,184
                                          ============ ============ ============ ============ ============ ============

Investments in shares of the Portfolios,
 at cost................................. $399,890,333 $677,946,989 $587,046,319 $948,630,188 $514,533,508 $451,582,562

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                                             SHARE CLASS** PORTFOLIO SHARES HELD
                                                                                           --------------- ---------------------
1290 VT GAMCO MERGERS & ACQUISITIONS......................................................        B              12,131,073

1290 VT GAMCO SMALL COMPANY VALUE.........................................................        B              15,126,531

1290 VT SOCIALLY RESPONSIBLE..............................................................        B               6,330,069

AXA 400 MANAGED VOLATILITY................................................................        B              14,906,744

AXA 2000 MANAGED VOLATILITY...............................................................        B              24,813,813

AXA AGGRESSIVE ALLOCATION.................................................................        B             213,669,835

AXA BALANCED STRATEGY.....................................................................        B              26,880,956

AXA CONSERVATIVE ALLOCATION...............................................................        B             105,928,628

AXA CONSERVATIVE GROWTH STRATEGY..........................................................        B              11,111,874

AXA CONSERVATIVE STRATEGY.................................................................        B               7,252,401

AXA CONSERVATIVE-PLUS ALLOCATION..........................................................        B             104,093,407

AXA GLOBAL EQUITY MANAGED VOLATILITY......................................................        B              51,024,155

AXA GROWTH STRATEGY.......................................................................        B              40,465,595

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................................................        B              88,830,296

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................................................        B              33,061,373

AXA LARGE CAP CORE MANAGED VOLATILITY.....................................................        B             147,739,032

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................................................        B              97,722,539

AXA LARGE CAP VALUE MANAGED VOLATILITY....................................................        B             144,142,115

AXA MID CAP VALUE MANAGED VOLATILITY......................................................        B              70,974,543

AXA MODERATE ALLOCATION...................................................................        B             325,004,991

AXA MODERATE GROWTH STRATEGY..............................................................        B              47,276,869

AXA MODERATE-PLUS ALLOCATION..............................................................        B             668,588,345

AXA/AB SHORT DURATION GOVERNMENT BOND.....................................................        B              52,641,981

AXA/AB SMALL CAP GROWTH...................................................................        B              26,813,350

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..................................................        B              64,716,732

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...........................................        B               7,269,587

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY......................................        B              99,777,887

AXA/JANUS ENTERPRISE......................................................................        B              24,429,650

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY............................................        B              11,800,578

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............................................        B              21,144,982

EQ/COMMON STOCK INDEX.....................................................................        B              26,408,857

EQ/CORE BOND INDEX........................................................................        B             137,098,852

EQ/EQUITY 500 INDEX.......................................................................        B              46,731,468

EQ/INTERMEDIATE GOVERNMENT BOND...........................................................        B              17,507,662

EQ/INTERNATIONAL EQUITY INDEX.............................................................        B              74,031,991

EQ/LARGE CAP GROWTH INDEX.................................................................        B              50,122,437

EQ/LARGE CAP VALUE INDEX..................................................................        B              51,628,788

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             SHARE CLASS** PORTFOLIO SHARES HELD
                                                                                           --------------- ---------------------

EQ/MID CAP INDEX..........................................................................        B              62,667,600

EQ/MONEY MARKET...........................................................................        B             587,048,488

EQ/QUALITY BOND PLUS......................................................................        B             112,196,691

EQ/SMALL COMPANY INDEX....................................................................        B              46,968,946

MULTIMANAGER TECHNOLOGY...................................................................        B              23,731,786

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.


                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.20%          B         $ 16.42        418
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.25%          B         $ 16.32      1,138
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.30%          B         $ 15.92      1,648
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.35%          B         $ 16.11         82
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.40%          B         $ 16.01        776
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.50%          B         $ 15.80      1,561
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.55%          B         $ 15.70      1,497
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.60%          B         $ 15.60        193
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.65%          B         $ 15.50      2,448
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.70%          B         $ 15.40        147
1290 VT GAMCO MERGERS & ACQUISITIONS............................................  1.80%          B         $ 15.20          2

1290 VT GAMCO SMALL COMPANY VALUE...............................................  0.95%          B         $ 83.48         --
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.20%          B         $ 77.49        492
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.25%          B         $ 76.35      1,425
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.30%          B         $116.64      1,465
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.35%          B         $ 74.11        161
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.40%          B         $ 73.01        973
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.50%          B         $ 70.86      2,240
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.55%          B         $ 69.81      2,349
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.60%          B         $ 68.78        208
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.65%          B         $ 67.76      2,748
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.70%          B         $ 66.75        412
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.80%          B         $ 64.78          2
1290 VT GAMCO SMALL COMPANY VALUE...............................................  1.90%          B         $ 62.87          5

1290 VT SOCIALLY RESPONSIBLE....................................................  1.20%          B         $ 17.21        266
1290 VT SOCIALLY RESPONSIBLE....................................................  1.25%          B         $ 22.44        496
1290 VT SOCIALLY RESPONSIBLE....................................................  1.30%          B         $ 22.23        366
1290 VT SOCIALLY RESPONSIBLE....................................................  1.35%          B         $ 16.73         69
1290 VT SOCIALLY RESPONSIBLE....................................................  1.40%          B         $ 16.58        430
1290 VT SOCIALLY RESPONSIBLE....................................................  1.50%          B         $ 21.64        612
1290 VT SOCIALLY RESPONSIBLE....................................................  1.55%          B         $ 16.12        566
1290 VT SOCIALLY RESPONSIBLE....................................................  1.60%          B         $ 15.97        155
1290 VT SOCIALLY RESPONSIBLE....................................................  1.65%          B         $ 21.17        740
1290 VT SOCIALLY RESPONSIBLE....................................................  1.70%          B         $ 15.68        171
1290 VT SOCIALLY RESPONSIBLE....................................................  1.80%          B         $ 15.39          1

AXA 400 MANAGED VOLATILITY......................................................  0.95%          B         $ 15.79         27
AXA 400 MANAGED VOLATILITY......................................................  1.20%          B         $ 15.60      2,333
AXA 400 MANAGED VOLATILITY......................................................  1.25%          B         $ 15.56      1,994
AXA 400 MANAGED VOLATILITY......................................................  1.30%          B         $ 15.53      2,148
AXA 400 MANAGED VOLATILITY......................................................  1.35%          B         $ 15.49        227
AXA 400 MANAGED VOLATILITY......................................................  1.40%          B         $ 15.46      3,656
AXA 400 MANAGED VOLATILITY......................................................  1.50%          B         $ 15.38      2,860
AXA 400 MANAGED VOLATILITY......................................................  1.55%          B         $ 15.35      2,181
AXA 400 MANAGED VOLATILITY......................................................  1.60%          B         $ 15.31      1,433
AXA 400 MANAGED VOLATILITY......................................................  1.65%          B         $ 15.27      4,399
AXA 400 MANAGED VOLATILITY......................................................  1.70%          B         $ 15.24        549
AXA 400 MANAGED VOLATILITY......................................................  1.80%          B         $ 15.17          7
AXA 400 MANAGED VOLATILITY......................................................  1.90%          B         $ 15.10          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA 2000 MANAGED VOLATILITY.....................................................  0.95%          B          $15.62         29
AXA 2000 MANAGED VOLATILITY.....................................................  1.20%          B          $15.44      3,290
AXA 2000 MANAGED VOLATILITY.....................................................  1.25%          B          $15.41      4,560
AXA 2000 MANAGED VOLATILITY.....................................................  1.30%          B          $15.37      3,102
AXA 2000 MANAGED VOLATILITY.....................................................  1.35%          B          $15.33      1,465
AXA 2000 MANAGED VOLATILITY.....................................................  1.40%          B          $15.30      4,184
AXA 2000 MANAGED VOLATILITY.....................................................  1.50%          B          $15.23      5,783
AXA 2000 MANAGED VOLATILITY.....................................................  1.55%          B          $15.19      3,485
AXA 2000 MANAGED VOLATILITY.....................................................  1.60%          B          $15.15      1,982
AXA 2000 MANAGED VOLATILITY.....................................................  1.65%          B          $15.12      6,156
AXA 2000 MANAGED VOLATILITY.....................................................  1.70%          B          $15.08        687
AXA 2000 MANAGED VOLATILITY.....................................................  1.80%          B          $15.01         29
AXA 2000 MANAGED VOLATILITY.....................................................  1.90%          B          $14.94          4

AXA AGGRESSIVE ALLOCATION.......................................................  1.15%          B          $19.28        568
AXA AGGRESSIVE ALLOCATION.......................................................  1.20%          B          $19.15      1,935
AXA AGGRESSIVE ALLOCATION.......................................................  1.25%          B          $21.09     10,514
AXA AGGRESSIVE ALLOCATION.......................................................  1.30%          B          $19.92     30,721
AXA AGGRESSIVE ALLOCATION.......................................................  1.35%          B          $18.75        630
AXA AGGRESSIVE ALLOCATION.......................................................  1.40%          B          $18.62      2,092
AXA AGGRESSIVE ALLOCATION.......................................................  1.50%          B          $20.34     10,839
AXA AGGRESSIVE ALLOCATION.......................................................  1.55%          B          $18.23     21,680
AXA AGGRESSIVE ALLOCATION.......................................................  1.60%          B          $18.10        915
AXA AGGRESSIVE ALLOCATION.......................................................  1.65%          B          $19.90     46,310
AXA AGGRESSIVE ALLOCATION.......................................................  1.70%          B          $19.75      3,349
AXA AGGRESSIVE ALLOCATION.......................................................  1.70%          B          $19.75        421
AXA AGGRESSIVE ALLOCATION.......................................................  1.90%          B          $17.35         35

AXA BALANCED STRATEGY...........................................................  1.15%          B          $10.49         38
AXA BALANCED STRATEGY...........................................................  1.30%          B          $16.25     17,539
AXA BALANCED STRATEGY...........................................................  1.55%          B          $15.90      4,510
AXA BALANCED STRATEGY...........................................................  1.65%          B          $15.76      3,567
AXA BALANCED STRATEGY...........................................................  1.70%          B          $15.69        221

AXA CONSERVATIVE ALLOCATION.....................................................  1.15%          B          $13.18        259
AXA CONSERVATIVE ALLOCATION.....................................................  1.20%          B          $13.09      2,532
AXA CONSERVATIVE ALLOCATION.....................................................  1.25%          B          $13.63      5,919
AXA CONSERVATIVE ALLOCATION.....................................................  1.30%          B          $13.54     13,229
AXA CONSERVATIVE ALLOCATION.....................................................  1.35%          B          $12.82      1,044
AXA CONSERVATIVE ALLOCATION.....................................................  1.40%          B          $12.73      4,788
AXA CONSERVATIVE ALLOCATION.....................................................  1.50%          B          $13.15      9,983
AXA CONSERVATIVE ALLOCATION.....................................................  1.55%          B          $12.46     11,833
AXA CONSERVATIVE ALLOCATION.....................................................  1.60%          B          $12.38      2,297
AXA CONSERVATIVE ALLOCATION.....................................................  1.65%          B          $12.86     22,707
AXA CONSERVATIVE ALLOCATION.....................................................  1.70%          B          $12.77      2,277
AXA CONSERVATIVE ALLOCATION.....................................................  1.70%          B          $12.77        242
AXA CONSERVATIVE ALLOCATION.....................................................  1.80%          B          $12.03          9

AXA CONSERVATIVE GROWTH STRATEGY................................................  1.30%          B          $14.99      5,981
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.55%          B          $14.67      2,419
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.65%          B          $14.54      2,256
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.70%          B          $14.48        140

AXA CONSERVATIVE STRATEGY.......................................................  1.30%          B          $12.41      4,136
AXA CONSERVATIVE STRATEGY.......................................................  1.55%          B          $12.14      1,589
AXA CONSERVATIVE STRATEGY.......................................................  1.65%          B          $12.04      1,312
AXA CONSERVATIVE STRATEGY.......................................................  1.70%          B          $11.99        151

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------

AXA CONSERVATIVE-PLUS ALLOCATION................................................  0.95%          B          $15.07         --
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.15%          B          $14.65        213
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.20%          B          $14.55      1,873
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.25%          B          $15.40      7,482
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.30%          B          $15.29     12,321
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.35%          B          $14.25        649
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.40%          B          $14.15      3,340
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.50%          B          $14.85      9,888
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.55%          B          $13.85     10,786
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.60%          B          $13.75      1,591
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.65%          B          $14.53     20,429
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.70%          B          $14.43      1,983
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.70%          B          $14.43        122
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.80%          B          $13.37         50
AXA CONSERVATIVE-PLUS ALLOCATION................................................  1.90%          B          $13.18          9

AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  0.95%          B          $29.02          1
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.20%          B          $27.56      1,502
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.25%          B          $35.73      3,102
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.30%          B          $35.36      4,373
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.35%          B          $26.72        770
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.40%          B          $26.45      2,783
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.50%          B          $34.46      4,778
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.55%          B          $25.64      5,593
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.60%          B          $25.38        867
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.65%          B          $33.71      5,943
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.70%          B          $24.86        853
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.80%          B          $24.35         16
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.90%          B          $23.85          2

AXA GROWTH STRATEGY.............................................................  1.30%          B          $19.44     20,217
AXA GROWTH STRATEGY.............................................................  1.55%          B          $19.02      8,598
AXA GROWTH STRATEGY.............................................................  1.65%          B          $18.85      9,130
AXA GROWTH STRATEGY.............................................................  1.70%          B          $18.77        520

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  0.95%          B          $16.33         44
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.20%          B          $15.58      4,160
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.25%          B          $18.02      6,732
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.30%          B          $17.85      8,332
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.35%          B          $15.14        927
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.40%          B          $15.00      5,634
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.50%          B          $17.38      7,689
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.55%          B          $14.58      8,945
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.60%          B          $14.44      3,247
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.65%          B          $17.00     13,949
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.70%          B          $14.17      1,716
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.80%          B          $13.90         20
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.90%          B          $13.64          2

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  0.95%          B          $24.43          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.20%          B          $23.18      1,366
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.25%          B          $17.99      2,959
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.30%          B          $17.80      3,009
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.35%          B          $22.47      1,532
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.40%          B          $22.23      1,771
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.50%          B          $17.34      3,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.55%          B          $21.54      2,947
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.60%          B          $21.32        910
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.65%          B          $16.97      5,111
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.70%          B          $20.88        543
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.80%          B          $20.44         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.90%          B          $20.02          2

AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  0.95%          B          $20.09         42
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.20%          B          $19.15      7,835
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.25%          B          $24.43      7,015
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.30%          B          $24.20      7,217
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.35%          B          $18.60      4,905
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.40%          B          $18.42      9,620
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.50%          B          $23.56      7,107
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.55%          B          $17.90      9,332
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.60%          B          $17.73      7,476
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.65%          B          $23.06     15,625
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.70%          B          $17.39      2,139
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.80%          B          $17.05         72
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.90%          B          $16.73          9

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  0.95%          B          $36.40          9
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.20%          B          $34.55      6,717
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.25%          B          $29.31     11,917
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.30%          B          $29.00     13,590
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.35%          B          $33.48      3,367
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.40%          B          $33.13     10,062
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.50%          B          $28.26     16,191
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.55%          B          $32.10     12,156
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.60%          B          $31.77      4,831
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.65%          B          $27.66     24,086
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.70%          B          $31.11      2,112
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.80%          B          $30.46         41
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.90%          B          $29.83         10

AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  0.95%          B          $25.35          9
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.20%          B          $24.10     10,473
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.25%          B          $20.16     15,883
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.30%          B          $19.95     14,640
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.35%          B          $23.38      5,032
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.40%          B          $23.14     15,135
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.50%          B          $19.44     21,149
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.55%          B          $22.45     13,283
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.60%          B          $22.22      7,019
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.65%          B          $19.02     25,002
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.70%          B          $21.78      2,579
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.80%          B          $21.34        121
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.90%          B          $20.91         23

AXA MID CAP VALUE MANAGED VOLATILITY............................................  0.95%          B          $32.86          2
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.20%          B          $31.19      3,233
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.25%          B          $27.36      6,017
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.30%          B          $27.07      5,138
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.35%          B          $30.22        415
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.40%          B          $29.91      4,709
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.50%          B          $26.39      8,192

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.55%          B          $28.98       4,663
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.60%          B          $28.68       1,980
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.65%          B          $25.82       9,980
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.70%          B          $28.08       1,151
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.80%          B          $27.50          20
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.90%          B          $26.93           3

AXA MODERATE ALLOCATION.........................................................  0.95%          B          $72.27          --
AXA MODERATE ALLOCATION.........................................................  1.15%          B          $67.75         231
AXA MODERATE ALLOCATION.........................................................  1.20%          B          $66.66       1,985
AXA MODERATE ALLOCATION.........................................................  1.25%          B          $16.43      29,324
AXA MODERATE ALLOCATION.........................................................  1.30%          B          $16.23      59,491
AXA MODERATE ALLOCATION.........................................................  1.35%          B          $63.51         602
AXA MODERATE ALLOCATION.........................................................  1.40%          B          $62.49       3,577
AXA MODERATE ALLOCATION.........................................................  1.50%          B          $15.85      38,357
AXA MODERATE ALLOCATION.........................................................  1.55%          B          $59.52      10,975
AXA MODERATE ALLOCATION.........................................................  1.60%          B          $58.57       1,482
AXA MODERATE ALLOCATION.........................................................  1.65%          B          $15.51      85,993
AXA MODERATE ALLOCATION.........................................................  1.70%          B          $56.70       1,925
AXA MODERATE ALLOCATION.........................................................  1.80%          B          $54.88          19
AXA MODERATE ALLOCATION.........................................................  1.90%          B          $53.13          --

AXA MODERATE GROWTH STRATEGY....................................................  1.30%          B          $18.12      26,814
AXA MODERATE GROWTH STRATEGY....................................................  1.55%          B          $17.73      10,228
AXA MODERATE GROWTH STRATEGY....................................................  1.65%          B          $17.57       7,581
AXA MODERATE GROWTH STRATEGY....................................................  1.70%          B          $17.50         474

AXA MODERATE-PLUS ALLOCATION....................................................  0.95%          B          $18.22           1
AXA MODERATE-PLUS ALLOCATION....................................................  1.15%          B          $17.72       1,222
AXA MODERATE-PLUS ALLOCATION....................................................  1.20%          B          $17.60       5,890
AXA MODERATE-PLUS ALLOCATION....................................................  1.25%          B          $19.34      41,599
AXA MODERATE-PLUS ALLOCATION....................................................  1.30%          B          $19.20      81,792
AXA MODERATE-PLUS ALLOCATION....................................................  1.35%          B          $17.23       2,052
AXA MODERATE-PLUS ALLOCATION....................................................  1.40%          B          $17.11       9,843
AXA MODERATE-PLUS ALLOCATION....................................................  1.50%          B          $18.65      46,968
AXA MODERATE-PLUS ALLOCATION....................................................  1.55%          B          $16.75      67,460
AXA MODERATE-PLUS ALLOCATION....................................................  1.60%          B          $16.63       4,129
AXA MODERATE-PLUS ALLOCATION....................................................  1.65%          B          $18.25     147,380
AXA MODERATE-PLUS ALLOCATION....................................................  1.70%          B          $18.11      11,012
AXA MODERATE-PLUS ALLOCATION....................................................  1.70%          B          $18.11         857
AXA MODERATE-PLUS ALLOCATION....................................................  1.80%          B          $16.17          29

AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.20%          B          $ 9.34       1,511
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.25%          B          $ 9.32       6,209
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.30%          B          $ 9.30       8,140
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.35%          B          $ 9.28         836
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.40%          B          $ 9.26       3,513
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.50%          B          $ 9.21       8,583
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.55%          B          $ 9.19       6,779
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.60%          B          $ 9.17       1,693
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.65%          B          $ 9.15      17,211
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.70%          B          $ 9.13       1,556
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.80%          B          $ 9.09          14
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.90%          B          $ 9.04           3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------

AXA/AB SMALL CAP GROWTH.........................................................  0.95%          B          $43.77          2
AXA/AB SMALL CAP GROWTH.........................................................  1.20%          B          $41.54        865
AXA/AB SMALL CAP GROWTH.........................................................  1.25%          B          $32.19      1,650
AXA/AB SMALL CAP GROWTH.........................................................  1.30%          B          $31.85      1,976
AXA/AB SMALL CAP GROWTH.........................................................  1.35%          B          $40.26        703
AXA/AB SMALL CAP GROWTH.........................................................  1.40%          B          $39.84      1,437
AXA/AB SMALL CAP GROWTH.........................................................  1.50%          B          $31.04      2,397
AXA/AB SMALL CAP GROWTH.........................................................  1.55%          B          $38.61      1,704
AXA/AB SMALL CAP GROWTH.........................................................  1.60%          B          $38.20        615
AXA/AB SMALL CAP GROWTH.........................................................  1.65%          B          $30.37      3,008
AXA/AB SMALL CAP GROWTH.........................................................  1.70%          B          $37.41        357
AXA/AB SMALL CAP GROWTH.........................................................  1.80%          B          $36.63          5
AXA/AB SMALL CAP GROWTH.........................................................  1.90%          B          $35.87          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  0.95%          B          $15.17          4
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.20%          B          $14.74      1,975
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.25%          B          $14.66      4,766
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.30%          B          $14.57      7,885
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.35%          B          $14.49        600
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.40%          B          $14.41      3,464
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.50%          B          $14.24      6,439
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.55%          B          $14.16      7,375
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.60%          B          $14.08      1,585
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.65%          B          $14.00     15,198
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.70%          B          $13.92      2,057
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.80%          B          $13.76         36

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  0.95%          B          $18.19         --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.20%          B          $17.67        247
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.25%          B          $17.57        346
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.30%          B          $17.47      1,948
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.35%          B          $17.37         77
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.40%          B          $17.27        256
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.50%          B          $17.08        471
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.55%          B          $16.98      1,260
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.60%          B          $16.88         97
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.65%          B          $16.78      2,500
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.70%          B          $16.69        269
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.80%          B          $16.50         --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  0.95%          B          $13.54          3
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.15%          B          $13.25        453
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.20%          B          $13.18        845
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.25%          B          $13.11      2,908
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.30%          B          $13.04     25,261
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.35%          B          $12.97        374
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.40%          B          $12.90      1,736
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.50%          B          $12.76      3,896
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.55%          B          $12.69     15,344
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.60%          B          $12.62        844
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.65%          B          $12.55     37,641
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.70%          B          $12.49      2,751
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.80%          B          $12.35          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------

AXA/JANUS ENTERPRISE............................................................  0.95%          B         $ 25.86          3
AXA/JANUS ENTERPRISE............................................................  1.20%          B         $ 25.05        623
AXA/JANUS ENTERPRISE............................................................  1.25%          B         $ 24.89      1,999
AXA/JANUS ENTERPRISE............................................................  1.30%          B         $ 24.73      2,924
AXA/JANUS ENTERPRISE............................................................  1.35%          B         $ 24.57        156
AXA/JANUS ENTERPRISE............................................................  1.40%          B         $ 24.41      1,116
AXA/JANUS ENTERPRISE............................................................  1.50%          B         $ 24.10      2,796
AXA/JANUS ENTERPRISE............................................................  1.55%          B         $ 23.95      3,221
AXA/JANUS ENTERPRISE............................................................  1.60%          B         $ 23.80        282
AXA/JANUS ENTERPRISE............................................................  1.65%          B         $ 23.64      4,348
AXA/JANUS ENTERPRISE............................................................  1.70%          B         $ 23.49        502
AXA/JANUS ENTERPRISE............................................................  1.80%          B         $ 23.19          3

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.20%          B         $ 16.14        257
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.25%          B         $ 16.05        948
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.30%          B         $ 15.96      2,234
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.35%          B         $ 15.87         79
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.40%          B         $ 15.78        352
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.50%          B         $ 15.59        811
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.55%          B         $ 15.51      1,482
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.60%          B         $ 15.42        163
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.65%          B         $ 15.33      4,333
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.70%          B         $ 15.24        436
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.80%          B         $ 15.07         --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.20%          B         $ 13.96        864
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.25%          B         $ 13.88      1,797
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.30%          B         $ 13.80      3,711
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.35%          B         $ 13.72        135
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.40%          B         $ 13.64      1,159
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.50%          B         $ 13.49      2,348
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.55%          B         $ 13.41      2,933
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.60%          B         $ 13.33        499
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.65%          B         $ 13.26      7,101
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.70%          B         $ 13.18      1,383
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.80%          B         $ 13.03          1

EQ/COMMON STOCK INDEX...........................................................  0.95%          B         $546.79         --
EQ/COMMON STOCK INDEX...........................................................  1.20%          B         $491.82        129
EQ/COMMON STOCK INDEX...........................................................  1.25%          B         $ 24.24      4,233
EQ/COMMON STOCK INDEX...........................................................  1.30%          B         $ 23.71      3,604
EQ/COMMON STOCK INDEX...........................................................  1.35%          B         $461.49        191
EQ/COMMON STOCK INDEX...........................................................  1.40%          B         $451.78        208
EQ/COMMON STOCK INDEX...........................................................  1.50%          B         $ 23.37      7,341
EQ/COMMON STOCK INDEX...........................................................  1.55%          B         $423.87        258
EQ/COMMON STOCK INDEX...........................................................  1.60%          B         $414.95        102
EQ/COMMON STOCK INDEX...........................................................  1.65%          B         $ 22.87      5,259
EQ/COMMON STOCK INDEX...........................................................  1.70%          B         $397.68         29
EQ/COMMON STOCK INDEX...........................................................  1.80%          B         $381.06          1
EQ/COMMON STOCK INDEX...........................................................  1.90%          B         $365.14          1

EQ/CORE BOND INDEX..............................................................  0.25%          B         $ 10.03          2
EQ/CORE BOND INDEX..............................................................  0.65%          B         $ 10.58         27
EQ/CORE BOND INDEX..............................................................  0.95%          B         $ 15.36          7
EQ/CORE BOND INDEX..............................................................  1.20%          B         $ 14.60      7,059
EQ/CORE BOND INDEX..............................................................  1.25%          B         $ 10.12        921

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/CORE BOND INDEX..............................................................  1.25%          B          $10.88     14,139
EQ/CORE BOND INDEX..............................................................  1.30%          B          $10.77     15,361
EQ/CORE BOND INDEX..............................................................  1.35%          B          $14.17      2,673
EQ/CORE BOND INDEX..............................................................  1.40%          B          $14.02     11,032
EQ/CORE BOND INDEX..............................................................  1.50%          B          $10.50     19,391
EQ/CORE BOND INDEX..............................................................  1.55%          B          $13.60     12,985
EQ/CORE BOND INDEX..............................................................  1.60%          B          $13.47      5,114
EQ/CORE BOND INDEX..............................................................  1.65%          B          $ 9.59         37
EQ/CORE BOND INDEX..............................................................  1.65%          B          $10.27     23,999
EQ/CORE BOND INDEX..............................................................  1.70%          B          $13.20      2,201
EQ/CORE BOND INDEX..............................................................  1.80%          B          $12.93         50
EQ/CORE BOND INDEX..............................................................  1.90%          B          $12.67          9

EQ/EQUITY 500 INDEX.............................................................  0.25%          B          $11.23          6
EQ/EQUITY 500 INDEX.............................................................  0.65%          B          $24.87         40
EQ/EQUITY 500 INDEX.............................................................  0.95%          B          $63.48          2
EQ/EQUITY 500 INDEX.............................................................  1.20%          B          $59.77      2,646
EQ/EQUITY 500 INDEX.............................................................  1.25%          B          $23.81      1,437
EQ/EQUITY 500 INDEX.............................................................  1.25%          B          $26.73      7,836
EQ/EQUITY 500 INDEX.............................................................  1.30%          B          $26.40      9,043
EQ/EQUITY 500 INDEX.............................................................  1.35%          B          $57.65      1,328
EQ/EQUITY 500 INDEX.............................................................  1.40%          B          $56.95      3,864
EQ/EQUITY 500 INDEX.............................................................  1.50%          B          $25.78      9,479
EQ/EQUITY 500 INDEX.............................................................  1.55%          B          $54.93      4,045
EQ/EQUITY 500 INDEX.............................................................  1.60%          B          $54.27      2,159
EQ/EQUITY 500 INDEX.............................................................  1.65%          B          $18.48        135
EQ/EQUITY 500 INDEX.............................................................  1.65%          B          $25.22     17,673
EQ/EQUITY 500 INDEX.............................................................  1.70%          B          $52.97      1,508
EQ/EQUITY 500 INDEX.............................................................  1.80%          B          $51.70         62
EQ/EQUITY 500 INDEX.............................................................  1.90%          B          $50.46          4

EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.20%          B          $20.59        784
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.25%          B          $10.93      1,130
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.30%          B          $10.78      3,211
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.35%          B          $19.77        179
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.40%          B          $19.51      1,236
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.50%          B          $10.54      1,526
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.55%          B          $18.73      1,523
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.60%          B          $18.48        508
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.65%          B          $10.31      2,740
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.70%          B          $17.98        227
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.90%          B          $17.03          1

EQ/INTERNATIONAL EQUITY INDEX...................................................  0.95%          B          $18.22          3
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.20%          B          $17.20      2,688
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.25%          B          $16.56      5,510
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.30%          B          $16.37      6,187
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.35%          B          $16.62        762
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.40%          B          $16.43      3,798
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.50%          B          $15.97      6,453
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.55%          B          $15.87      5,481
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.60%          B          $15.69      1,690
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.65%          B          $15.63     10,945
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.70%          B          $15.33      2,013
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.80%          B          $14.98         15
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.90%          B          $14.63          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------

EQ/LARGE CAP GROWTH INDEX.......................................................  0.95%          B         $ 18.75           5
EQ/LARGE CAP GROWTH INDEX.......................................................  1.20%          B         $ 17.88       2,142
EQ/LARGE CAP GROWTH INDEX.......................................................  1.25%          B         $ 31.06       2,374
EQ/LARGE CAP GROWTH INDEX.......................................................  1.30%          B         $ 30.77       3,167
EQ/LARGE CAP GROWTH INDEX.......................................................  1.35%          B         $ 17.38       1,458
EQ/LARGE CAP GROWTH INDEX.......................................................  1.40%          B         $ 17.22       3,804
EQ/LARGE CAP GROWTH INDEX.......................................................  1.50%          B         $ 29.96       3,095
EQ/LARGE CAP GROWTH INDEX.......................................................  1.55%          B         $ 16.74       6,249
EQ/LARGE CAP GROWTH INDEX.......................................................  1.60%          B         $ 16.58       2,335
EQ/LARGE CAP GROWTH INDEX.......................................................  1.65%          B         $ 29.31       5,082
EQ/LARGE CAP GROWTH INDEX.......................................................  1.70%          B         $ 16.27       1,444
EQ/LARGE CAP GROWTH INDEX.......................................................  1.80%          B         $ 15.96          25
EQ/LARGE CAP GROWTH INDEX.......................................................  1.90%          B         $ 15.66           2

EQ/LARGE CAP VALUE INDEX........................................................  0.95%          B         $ 12.23           3
EQ/LARGE CAP VALUE INDEX........................................................  1.20%          B         $ 11.85       1,324
EQ/LARGE CAP VALUE INDEX........................................................  1.25%          B         $ 11.78       4,592
EQ/LARGE CAP VALUE INDEX........................................................  1.30%          B         $ 11.71       6,310
EQ/LARGE CAP VALUE INDEX........................................................  1.35%          B         $ 11.81         422
EQ/LARGE CAP VALUE INDEX........................................................  1.40%          B         $ 11.56       2,181
EQ/LARGE CAP VALUE INDEX........................................................  1.50%          B         $ 11.42       5,641
EQ/LARGE CAP VALUE INDEX........................................................  1.55%          B         $ 11.35       5,409
EQ/LARGE CAP VALUE INDEX........................................................  1.60%          B         $ 11.28         775
EQ/LARGE CAP VALUE INDEX........................................................  1.65%          B         $ 11.21      12,417
EQ/LARGE CAP VALUE INDEX........................................................  1.70%          B         $ 11.14       2,594
EQ/LARGE CAP VALUE INDEX........................................................  1.80%          B         $ 11.00           6

EQ/MID CAP INDEX................................................................  0.95%          B         $ 24.77           1
EQ/MID CAP INDEX................................................................  1.20%          B         $ 23.70       3,330
EQ/MID CAP INDEX................................................................  1.25%          B         $ 27.31       4,219
EQ/MID CAP INDEX................................................................  1.30%          B         $ 27.07       3,989
EQ/MID CAP INDEX................................................................  1.35%          B         $ 23.09         403
EQ/MID CAP INDEX................................................................  1.40%          B         $ 22.89       4,490
EQ/MID CAP INDEX................................................................  1.50%          B         $ 26.33       5,271
EQ/MID CAP INDEX................................................................  1.55%          B         $ 22.29       5,121
EQ/MID CAP INDEX................................................................  1.60%          B         $ 22.10       1,986
EQ/MID CAP INDEX................................................................  1.65%          B         $ 25.77       7,938
EQ/MID CAP INDEX................................................................  1.70%          B         $ 21.71       1,420
EQ/MID CAP INDEX................................................................  1.80%          B         $ 21.33          16
EQ/MID CAP INDEX................................................................  1.90%          B         $ 20.96           1

EQ/MONEY MARKET.................................................................  0.00%          B         $ 44.61          12
EQ/MONEY MARKET++...............................................................  0.25%          B         $100.25          66
EQ/MONEY MARKET++...............................................................  0.65%          B         $  1.00       5,703
EQ/MONEY MARKET.................................................................  0.95%          B         $ 31.51          --
EQ/MONEY MARKET.................................................................  1.15%          B         $ 29.27          29
EQ/MONEY MARKET++...............................................................  1.15%          B         $ 29.36         976
EQ/MONEY MARKET.................................................................  1.20%          B         $ 28.73         478
EQ/MONEY MARKET++...............................................................  1.25%          B         $  1.00     166,056
EQ/MONEY MARKET.................................................................  1.25%          B         $  9.70       1,871
EQ/MONEY MARKET++...............................................................  1.25%          B         $100.05       1,377
EQ/MONEY MARKET.................................................................  1.30%          B         $  9.52       2,484
EQ/MONEY MARKET.................................................................  1.35%          B         $ 27.18         617
EQ/MONEY MARKET.................................................................  1.40%          B         $ 26.68         904
EQ/MONEY MARKET.................................................................  1.50%          B         $  9.36       3,633
EQ/MONEY MARKET.................................................................  1.55%          B         $ 25.24       1,411

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET.................................................................  1.60%          B         $ 24.78        716
EQ/MONEY MARKET++...............................................................  1.65%          B         $  1.00      8,414
EQ/MONEY MARKET.................................................................  1.65%          B         $  9.16      3,856
EQ/MONEY MARKET++...............................................................  1.65%          B         $100.05         68
EQ/MONEY MARKET.................................................................  1.70%          B         $ 23.88        264
EQ/MONEY MARKET.................................................................  1.80%          B         $ 23.01          4

EQ/QUALITY BOND PLUS............................................................  1.20%          B         $ 17.31      4,304
EQ/QUALITY BOND PLUS............................................................  1.25%          B         $ 11.12      8,297
EQ/QUALITY BOND PLUS............................................................  1.30%          B         $ 10.99     13,376
EQ/QUALITY BOND PLUS............................................................  1.35%          B         $ 16.68        531
EQ/QUALITY BOND PLUS............................................................  1.40%          B         $ 16.48      7,296
EQ/QUALITY BOND PLUS............................................................  1.50%          B         $ 10.73     11,823
EQ/QUALITY BOND PLUS............................................................  1.55%          B         $ 15.88      9,284
EQ/QUALITY BOND PLUS............................................................  1.60%          B         $ 15.69      2,423
EQ/QUALITY BOND PLUS............................................................  1.65%          B         $ 10.50     15,946
EQ/QUALITY BOND PLUS............................................................  1.70%          B         $ 15.31      1,608
EQ/QUALITY BOND PLUS............................................................  1.80%          B         $ 14.93         19
EQ/QUALITY BOND PLUS............................................................  1.90%          B         $ 14.57          2

EQ/SMALL COMPANY INDEX..........................................................  0.95%          B         $ 34.43          1
EQ/SMALL COMPANY INDEX..........................................................  1.20%          B         $ 32.73      1,057
EQ/SMALL COMPANY INDEX..........................................................  1.25%          B         $ 27.95      2,179
EQ/SMALL COMPANY INDEX..........................................................  1.30%          B         $ 27.66      2,986
EQ/SMALL COMPANY INDEX..........................................................  1.35%          B         $ 31.75        396
EQ/SMALL COMPANY INDEX..........................................................  1.40%          B         $ 31.43      1,749
EQ/SMALL COMPANY INDEX..........................................................  1.50%          B         $ 26.95      2,677
EQ/SMALL COMPANY INDEX..........................................................  1.55%          B         $ 30.49      2,649
EQ/SMALL COMPANY INDEX..........................................................  1.60%          B         $ 30.18        707
EQ/SMALL COMPANY INDEX..........................................................  1.65%          B         $ 26.37      4,538
EQ/SMALL COMPANY INDEX..........................................................  1.70%          B         $ 29.58        600
EQ/SMALL COMPANY INDEX..........................................................  1.80%          B         $ 28.98          2
EQ/SMALL COMPANY INDEX..........................................................  1.90%          B         $ 28.39          1

MULTIMANAGER TECHNOLOGY.........................................................  0.95%          B         $ 30.42          9
MULTIMANAGER TECHNOLOGY.........................................................  1.20%          B         $ 29.22      1,276
MULTIMANAGER TECHNOLOGY.........................................................  1.25%          B         $ 33.89      1,803
MULTIMANAGER TECHNOLOGY.........................................................  1.30%          B         $ 33.62      2,356
MULTIMANAGER TECHNOLOGY.........................................................  1.35%          B         $ 28.52        275
MULTIMANAGER TECHNOLOGY.........................................................  1.40%          B         $ 28.29      2,351
MULTIMANAGER TECHNOLOGY.........................................................  1.50%          B         $ 32.69      3,110
MULTIMANAGER TECHNOLOGY.........................................................  1.55%          B         $ 27.60      3,412
MULTIMANAGER TECHNOLOGY.........................................................  1.60%          B         $ 27.38        947
MULTIMANAGER TECHNOLOGY.........................................................  1.65%          B         $ 31.98      4,000
MULTIMANAGER TECHNOLOGY.........................................................  1.70%          B         $ 26.94        479
MULTIMANAGER TECHNOLOGY.........................................................  1.80%          B         $ 26.51         10

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT GAMCO
                                          1290 VT GAMCO     SMALL       1290 VT      AXA 400     AXA 2000         AXA
                                            MERGERS &      COMPANY      SOCIALLY     MANAGED      MANAGED     AGGRESSIVE
                                          ACQUISITIONS*    VALUE*     RESPONSIBLE* VOLATILITY*  VOLATILITY*   ALLOCATION*
                                          ------------- ------------- ------------ -----------  -----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   256,995  $  5,434,801  $   731,679  $ 2,443,562  $ 3,664,891  $ 36,144,708
 Expenses:
   Asset-based charges...................    2,356,891    13,477,501    1,040,417    4,817,711    7,535,067    37,015,854
                                           -----------  ------------  -----------  -----------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............   (2,099,896)   (8,042,700)    (308,738)  (2,374,149)  (3,870,176)     (871,146)
                                           -----------  ------------  -----------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    1,222,138    59,154,325    1,725,207    7,598,056    8,610,289    59,326,971
   Net realized gain distribution from
    the Portfolios.......................    8,274,435    65,402,305   10,209,887   25,396,047   28,839,069    82,333,944
                                           -----------  ------------  -----------  -----------  -----------  ------------
 Net realized gain (loss)................    9,496,573   124,556,630   11,935,094   32,994,103   37,449,358   141,660,915
                                           -----------  ------------  -----------  -----------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (203,321)    7,735,863      515,050   11,328,725   26,563,590   253,769,989
                                           -----------  ------------  -----------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    9,293,252   132,292,493   12,450,144   44,322,828   64,012,948   395,430,904
                                           -----------  ------------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ 7,193,356  $124,249,793  $12,141,406  $41,948,679  $60,142,772  $394,559,758
                                           ===========  ============  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        AXA                        AXA       AXA GLOBAL
                                                           AXA      CONSERVATIVE     AXA      CONSERVATIVE-    EQUITY
                                          AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS         MANAGED
                                           STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*   VOLATILITY*
                                          ------------ ------------ ------------ ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 5,210,082  $11,371,335  $ 1,918,560   $  914,771   $12,220,341  $  9,698,124
 Expenses:
   Asset-based charges...................   5,922,062   15,813,804    2,423,421    1,361,335    15,736,965    13,362,048
                                          -----------  -----------  -----------   ----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............    (711,980)  (4,442,469)    (504,861)    (446,564)   (3,516,624)   (3,663,924)
                                          -----------  -----------  -----------   ----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  14,067,073   (1,676,303)   4,246,855    1,652,746     7,827,800    47,878,790
   Net realized gain distribution from
    the Portfolios.......................   4,064,649   25,002,076    1,572,125      979,422    33,283,761            --
                                          -----------  -----------  -----------   ----------   -----------  ------------
 Net realized gain (loss)................  18,131,722   23,325,773    5,818,980    2,632,168    41,111,561    47,878,790
                                          -----------  -----------  -----------   ----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  16,504,520   16,944,121    5,211,262      488,555    36,265,390   152,290,664
                                          -----------  -----------  -----------   ----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  34,636,242   40,269,894   11,030,242    3,120,723    77,376,951   200,169,454
                                          -----------  -----------  -----------   ----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $33,924,262  $35,827,425  $10,525,381   $2,674,159   $73,860,327  $196,505,530
                                          ===========  ===========  ===========   ==========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                            AXA           AXA
                                                       INTERNATIONAL INTERNATIONAL AXA LARGE CAP   AXA LARGE   AXA LARGE CAP
                                                           CORE          VALUE         CORE       CAP GROWTH       VALUE
                                           AXA GROWTH     MANAGED       MANAGED       MANAGED       MANAGED       MANAGED
                                           STRATEGY*    VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          -----------  ------------- ------------- ------------- ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,572,212  $ 15,624,812   $ 8,417,307  $ 15,458,392  $ 14,392,938  $ 40,084,707
 Expenses:
   Asset-based charges...................  10,604,183    14,110,094     6,554,465    23,138,082    44,056,557    38,926,772
                                          -----------  ------------   -----------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............     (31,971)    1,514,718     1,862,842    (7,679,690)  (29,663,619)    1,157,935
                                          -----------  ------------   -----------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  28,517,811    18,505,170    11,981,040    59,454,295   135,773,850   106,914,546
   Net realized gain distribution from
    the Portfolios.......................   6,327,319            --            --   101,307,253   239,313,919            --
                                          -----------  ------------   -----------  ------------  ------------  ------------
 Net realized gain (loss)................  34,845,130    18,505,170    11,981,040   160,761,548   375,087,769   106,914,546
                                          -----------  ------------   -----------  ------------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,902,640   188,210,023    73,392,791   137,357,711   378,152,427   202,227,144
                                          -----------  ------------   -----------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  83,747,770   206,715,193    85,373,831   298,119,259   753,240,196   309,141,690
                                          -----------  ------------   -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $83,715,799  $208,229,911   $87,236,673  $290,439,569  $723,576,577  $310,299,625
                                          ===========  ============   ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                           AXA MID CAP                                  AXA      AXA/AB SHORT
                                              VALUE                   AXA MODERATE   MODERATE-     DURATION
                                             MANAGED    AXA MODERATE     GROWTH        PLUS       GOVERNMENT  AXA/AB SMALL
                                           VOLATILITY*  ALLOCATION*    STRATEGY*    ALLOCATION*     BOND*     CAP GROWTH*
                                          ------------  ------------  ------------ ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 12,862,929  $ 56,774,135  $10,916,397  $102,150,404  $ 2,598,640  $ 1,336,394
 Expenses:
   Asset-based charges...................   18,209,176    69,726,730   11,654,249   113,701,019    8,177,915    6,970,079
                                          ------------  ------------  -----------  ------------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (5,346,247)  (12,952,595)    (737,852)  (11,550,615)  (5,579,275)  (5,633,685)
                                          ------------  ------------  -----------  ------------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   94,410,191    59,550,966   29,024,887   (38,397,966)  (1,058,503)   8,665,449
   Net realized gain distribution from
    the Portfolios.......................   77,925,287   155,022,912    9,273,906   324,934,780           --   43,469,309
                                          ------------  ------------  -----------  ------------  -----------  -----------
 Net realized gain (loss)................  172,335,478   214,573,878   38,298,793   286,536,814   (1,058,503)  52,134,758
                                          ------------  ------------  -----------  ------------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (40,285,543)  222,563,599   42,206,154   665,055,949     (307,081)  44,639,087
                                          ------------  ------------  -----------  ------------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  132,049,935   437,137,477   80,504,947   951,592,763   (1,365,584)  96,773,845
                                          ------------  ------------  -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $126,703,688  $424,184,882  $79,767,095  $940,042,148  $(6,944,859) $91,140,160
                                          ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       AXA/FRANKLIN AXA/FRANKLIN               AXA/MUTUAL
                                          AXA/FRANKLIN  SMALL CAP    TEMPLETON                  LARGE CAP   AXA/TEMPLETON
                                            BALANCED      VALUE      ALLOCATION                  EQUITY     GLOBAL EQUITY
                                            MANAGED      MANAGED      MANAGED      AXA/JANUS     MANAGED       MANAGED
                                          VOLATILITY*  VOLATILITY*  VOLATILITY*   ENTERPRISE*  VOLATILITY*   VOLATILITY*
                                          ------------ ------------ ------------ ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $18,345,499  $   666,392  $ 19,198,695 $         --  $ 1,750,063   $ 3,919,461
 Expenses:
   Asset-based charges...................  10,986,992    1,915,011    17,580,481    6,086,360    2,576,195     4,227,803
                                          -----------  -----------  ------------ ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS).............   7,358,507   (1,248,619)    1,618,214   (6,086,360)    (826,132)     (308,342)
                                          -----------  -----------  ------------ ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  22,243,082   10,945,269    45,512,867     (683,048)  10,591,583    13,607,526
   Net realized gain distribution from
    the Portfolios.......................          --   10,953,354    20,158,276   44,582,788    9,849,370            --
                                          -----------  -----------  ------------ ------------  -----------   -----------
 Net realized gain (loss)................  22,243,082   21,898,623    65,671,143   43,899,740   20,440,953    13,607,526
                                          -----------  -----------  ------------ ------------  -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  29,640,273   (8,681,159)   77,102,593   56,851,041      585,703    36,633,887
                                          -----------  -----------  ------------ ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  51,883,355   13,217,464   142,773,736  100,750,781   21,026,656    50,241,413
                                          -----------  -----------  ------------ ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $59,241,862  $11,968,845  $144,391,950 $ 94,664,421  $20,200,524   $49,933,071
                                          ===========  ===========  ============ ============  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                   EQ/INTERMEDIATE                    EQ/LARGE
                                           EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500   GOVERNMENT    EQ/INTERNATIONAL  CAP GROWTH
                                          STOCK INDEX*     INDEX*       INDEX*          BOND*       EQUITY INDEX*      INDEX*
                                          ------------  ------------ ------------- --------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 10,965,671  $21,482,252  $ 27,713,465    $ 1,522,055     $ 18,417,768   $  5,002,641
 Expenses:
   Asset-based charges...................   12,386,947   20,317,749    28,601,259      2,707,831       10,042,855      9,687,876
                                          ------------  -----------  ------------    -----------     ------------   ------------

NET INVESTMENT INCOME (LOSS).............   (1,421,276)   1,164,503      (887,794)    (1,185,776)       8,374,913     (4,685,235)
                                          ------------  -----------  ------------    -----------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   47,762,745     (590,652)  109,227,957        (12,793)      (6,416,796)    25,739,967
   Net realized gain distribution from
    the Portfolios.......................           --           --    17,040,656        102,209               --     27,743,095
                                          ------------  -----------  ------------    -----------     ------------   ------------
 Net realized gain (loss)................   47,762,745     (590,652)  126,268,613         89,416       (6,416,796)    53,483,062
                                          ------------  -----------  ------------    -----------     ------------   ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  100,991,833     (216,331)  218,871,837       (895,053)     129,056,596    108,970,597
                                          ------------  -----------  ------------    -----------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  148,754,578     (806,983)  345,140,450       (805,637)     122,639,800    162,453,659
                                          ------------  -----------  ------------    -----------     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $147,333,302  $   357,520  $344,252,656    $(1,991,413)    $131,014,713   $157,768,424
                                          ============  ===========  ============    ===========     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                 EQ/SMALL
                                          EQ/LARGE CAP  EQ/MID CAP     EQ/MONEY    EQ/QUALITY    COMPANY    MULTIMANAGER
                                          VALUE INDEX*    INDEX*       MARKET*     BOND PLUS*     INDEX*    TECHNOLOGY*
                                          ------------ ------------  -----------  -----------  -----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 8,363,851  $  8,261,372  $ 2,383,981  $11,532,785  $ 5,561,697  $     23,227
 Expenses:
   Asset-based charges...................   6,935,023    13,406,582    4,882,530   14,376,728    7,903,173     8,293,667
                                          -----------  ------------  -----------  -----------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............   1,428,828    (5,145,210)  (2,498,549)  (2,843,943)  (2,341,476)   (8,270,440)
                                          -----------  ------------  -----------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  22,670,565    51,447,795        6,081    1,355,128   15,602,119    43,771,973
   Net realized gain distribution from
    the Portfolios.......................  15,108,006    79,515,998       11,183           --   40,579,163    48,253,337
                                          -----------  ------------  -----------  -----------  -----------  ------------
 Net realized gain (loss)................  37,778,571   130,963,793       17,264    1,355,128   56,181,282    92,025,310
                                          -----------  ------------  -----------  -----------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  10,684,440    (6,746,232)         345    1,164,039    9,317,963    89,495,056
                                          -----------  ------------  -----------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  48,463,011   124,217,561       17,609    2,519,167   65,499,245   181,520,366
                                          -----------  ------------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $49,891,839  $119,072,351  $(2,480,940) $  (324,776) $63,157,769  $173,249,926
                                          ===========  ============  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                           1290 VT GAMCO MERGERS &   1290 VT GAMCO SMALL COMPANY
                                ACQUISITIONS*                  VALUE*            1290 VT SOCIALLY RESPONSIBLE*
                         --------------------------  --------------------------  ----------------------------
                             2017          2016          2017          2016          2017           2016
                         ------------  ------------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $ (2,099,896) $ (2,447,779) $ (8,042,700) $ (8,115,981) $  (308,738)   $  (216,393)
 Net realized gain
   (loss)...............    9,496,573     8,442,743   124,556,630    83,280,483   11,935,094      3,522,526
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........     (203,321)    3,721,844     7,735,863    90,164,773      515,050      1,830,856
                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase
   (decrease) in net
   assets resulting
   from operations......    7,193,356     9,716,808   124,249,793   165,329,275   12,141,406      5,136,989
                         ------------  ------------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      289,016       822,924     2,057,491     3,815,262      257,194        171,556
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   (2,306,732)   (5,688,949)  (16,185,143)   (7,500,439)   1,817,637     (3,105,237)
 Redemptions for
   contract benefits
   and terminations.....  (10,269,680)  (12,036,877)  (63,364,383)  (63,088,508)  (4,312,515)    (5,500,703)
 Contract maintenance
   charges..............   (2,709,950)   (2,943,451)  (14,573,171)  (13,947,620)  (1,029,683)    (1,016,447)
                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (14,997,346)  (19,846,353)  (92,065,206)  (80,721,305)  (3,267,367)    (9,450,831)
                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............           (8)           --           (14)           --           --             --
                         ------------  ------------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS..........   (7,803,998)  (10,129,545)   32,184,573    84,607,970    8,874,039     (4,313,842)
NET ASSETS -- BEGINNING
 OF YEAR................  164,727,581   174,857,126   919,932,414   835,324,444   66,511,678     70,825,520
                         ------------  ------------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF
 YEAR................... $156,923,583  $164,727,581  $952,116,987  $919,932,414  $75,385,717    $66,511,678
                         ============  ============  ============  ============   ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                         AXA 400 MANAGED VOLATILITY* AXA 2000 MANAGED VOLATILITY*   AXA AGGRESSIVE ALLOCATION*
                         --------------------------  --------------------------   ------------------------------
                             2017          2016          2017           2016           2017            2016
                         ------------  ------------  ------------   ------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $ (2,374,149) $ (2,117,048) $ (3,870,176)  $ (3,513,324) $     (871,146) $  (13,310,215)
 Net realized gain
   (loss)...............   32,994,103    14,342,469    37,449,358      5,353,685     141,660,915     144,090,713
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   11,328,725    37,847,918    26,563,590     83,270,682     253,769,989      25,963,060
                         ------------  ------------  ------------   ------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   41,948,679    50,073,339    60,142,772     85,111,043     394,559,758     156,743,558
                         ------------  ------------  ------------   ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      551,421     1,161,062     1,336,943      2,517,643       6,300,768      20,141,277
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   (4,562,135)    1,480,223   (10,744,430)   (11,147,443)     11,231,996     (66,331,874)
 Redemptions for
   contract benefits
   and terminations.....  (22,744,906)  (22,908,852)  (39,958,032)   (38,801,586)   (162,467,055)   (172,645,313)
 Contract maintenance
   charges..............   (4,838,262)   (4,630,979)   (7,381,748)    (7,168,784)    (41,735,992)    (41,030,555)
                         ------------  ------------  ------------   ------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (31,593,882)  (24,898,546)  (56,747,267)   (54,600,170)   (186,670,283)   (259,866,465)
                         ------------  ------------  ------------   ------------  --------------  --------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............           --            --            --             --              27             (29)
                         ------------  ------------  ------------   ------------  --------------  --------------

INCREASE (DECREASE) IN
 NET ASSETS.............   10,354,797    25,174,793     3,395,505     30,510,873     207,889,502    (103,122,936)
NET ASSETS -- BEGINNING
 OF YEAR................  326,053,349   300,878,556   527,554,422    497,043,549   2,353,407,571   2,456,530,507
                         ------------  ------------  ------------   ------------  --------------  --------------

NET ASSETS -- END OF
 YEAR................... $336,408,146  $326,053,349  $530,949,927   $527,554,422  $2,561,297,073  $2,353,407,571
                         ============  ============  ============   ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                                       AXA CONSERVATIVE GROWTH
                           AXA BALANCED STRATEGY*     AXA CONSERVATIVE ALLOCATION*            STRATEGY*
                         --------------------------  ------------------------------  --------------------------
                             2017          2016           2017            2016           2017          2016
                         ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $   (711,980) $ (2,493,518) $   (4,442,469) $   (6,921,365) $   (504,861) $ (1,111,211)
 Net realized gain
   (loss)...............   18,131,722    10,785,057      23,325,773      10,197,719     5,818,980     4,331,340
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   16,504,520    10,883,873      16,944,121      13,999,683     5,211,262     2,866,556
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   33,924,262    19,175,412      35,827,425      17,276,037    10,525,381     6,086,685
                         ------------  ------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      564,649       255,851       7,010,917      14,863,052       598,114       970,109
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    1,146,507     2,110,709     (46,595,190)     89,228,080    (4,073,455)   (1,863,843)
 Redemptions for
   contract benefits
   and terminations.....  (43,063,157)  (33,015,609)   (121,337,624)   (149,575,975)  (16,127,333)  (16,055,364)
 Contract maintenance
   charges..............   (6,720,901)   (6,969,568)    (20,994,674)    (23,334,401)   (2,622,966)   (2,777,138)
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (48,072,902)  (37,618,617)   (181,916,571)    (68,819,244)  (22,225,640)  (19,726,236)
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............          (15)           --             (34)             --             5            (5)
                         ------------  ------------  --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............  (14,148,655)  (18,443,205)   (146,089,180)    (51,543,207)  (11,700,254)  (13,639,556)
NET ASSETS -- BEGINNING
 OF YEAR................  430,876,088   449,319,293   1,148,414,038   1,199,957,245   171,677,327   185,316,883
                         ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $416,727,433  $430,876,088  $1,002,324,858  $1,148,414,038  $159,977,073  $171,677,327
                         ============  ============  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                          AXA CONSERVATIVE-PLUS       AXA GLOBAL EQUITY MANAGED
                         AXA CONSERVATIVE STRATEGY*            ALLOCATION*                   VOLATILITY*
                         --------------------------  ------------------------------  --------------------------
                             2017          2016           2017            2016           2017          2016
                         ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $   (446,564) $   (756,663) $   (3,516,624) $   (6,478,141) $ (3,663,924) $ (4,836,448)
 Net realized gain
   (loss)...............    2,632,168     1,548,760      41,111,561      30,030,496    47,878,790    34,509,284
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........      488,555       781,036      36,265,390      10,750,239   152,290,664    (6,646,759)
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......    2,674,159     1,573,133      73,860,327      34,302,594   196,505,530    23,026,077
                         ------------  ------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      532,282       695,494       6,129,186      11,672,060     2,224,615     6,048,565
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   (5,605,009)    5,516,537       1,486,783      21,691,078   (17,088,603)  (22,775,807)
 Redemptions for
   contract benefits
   and terminations.....  (10,630,985)  (12,828,297)   (103,115,293)   (115,756,774)  (63,686,289)  (65,403,002)
 Contract maintenance
   charges..............   (1,580,582)   (1,798,877)    (18,564,158)    (19,089,359)  (14,704,325)  (14,623,915)
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (17,284,294)   (8,415,143)   (114,063,482)   (101,482,995)  (93,254,602)  (96,754,159)
                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............            6            (7)              9             (15)          (14)           --
                         ------------  ------------  --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............  (14,610,129)   (6,842,017)    (40,203,146)    (67,180,416)  103,250,914   (73,728,082)
NET ASSETS -- BEGINNING
 OF YEAR................  102,861,897   109,703,914   1,076,836,779   1,144,017,195   849,836,576   923,564,658
                         ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $ 88,251,768  $102,861,897  $1,036,633,633  $1,076,836,779  $953,087,490  $849,836,576
                         ============  ============  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA INTERNATIONAL CORE MANAGED   AXA INTERNATIONAL VALUE
                            AXA GROWTH STRATEGY*              VOLATILITY*               MANAGED VOLATILITY*
                         --------------------------  ----------------------------   --------------------------
                             2017          2016           2017            2016          2017          2016
                         ------------  ------------  --------------   ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $    (31,971) $ (3,765,538) $    1,514,718   $(10,705,501) $  1,862,842  $ (4,282,177)
 Net realized gain
   (loss)...............   34,845,130    22,186,390      18,505,170     (1,170,079)   11,981,040    (2,804,921)
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   48,902,640    26,781,958     188,210,023     (1,954,932)   73,392,791     3,139,409
                         ------------  ------------  --------------   ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   83,715,799    45,202,810     208,229,911    (13,830,512)   87,236,673    (3,947,689)
                         ------------  ------------  --------------   ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      497,122       810,343       3,390,603      6,657,916     1,761,522     2,967,332
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   11,445,598     2,403,054      (4,297,896)    (1,021,377)   (8,129,025)      234,043
 Redemptions for
   contract benefits
   and terminations.....  (70,660,849)  (41,533,666)    (68,983,582)   (69,294,853)  (33,096,266)  (31,372,696)
 Contract maintenance
   charges..............  (11,678,277)  (11,663,223)    (15,185,011)   (14,999,578)   (6,507,751)   (6,515,085)
                         ------------  ------------  --------------   ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (70,396,406)  (49,983,492)    (85,075,886)   (78,657,892)  (45,971,520)  (34,686,406)
                         ------------  ------------  --------------   ------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............            6            (9)             13            (11)          (11)           (6)
                         ------------  ------------  --------------   ------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............   13,319,399    (4,780,691)    123,154,038    (92,488,415)   41,265,142   (38,634,101)
NET ASSETS -- BEGINNING
 OF YEAR................  725,062,065   729,842,756     883,755,170    976,243,585   420,902,064   459,536,165
                         ------------  ------------  --------------   ------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $738,381,464  $725,062,065  $1,006,909,208   $883,755,170  $462,167,206  $420,902,064
                         ============  ============  ==============   ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                           AXA LARGE CAP CORE MANAGED     AXA LARGE CAP GROWTH MANAGED         AXA LARGE CAP VALUE
                                   VOLATILITY*                     VOLATILITY*                 MANAGED VOLATILITY*
                         ------------------------------  ------------------------------  ------------------------------
                              2017            2016            2017            2016            2017            2016
                         --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $   (7,679,690) $   (5,726,260) $  (29,663,619) $  (25,898,015) $    1,157,935  $    5,418,431
 Net realized gain
   (loss)...............    160,761,548      47,484,140     375,087,769     194,306,471     106,914,546      63,693,628
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........    137,357,711      75,709,523     378,152,427     (63,721,460)    202,227,144     266,080,693
                         --------------  --------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......    290,439,569     117,467,403     723,576,577     104,686,996     310,299,625     335,192,752
                         --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      4,950,455       8,792,811       8,507,641      14,413,227       6,720,483      12,778,036
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    (33,816,069)    (42,279,218)    (90,892,840)   (106,070,918)    (46,154,584)    (72,917,448)
 Redemptions for
   contract benefits
   and terminations.....   (126,406,398)   (124,196,802)   (227,762,627)   (220,221,534)   (207,777,049)   (205,401,265)
 Contract maintenance
   charges..............    (21,842,719)    (21,928,406)    (44,048,448)    (43,997,718)    (37,809,352)    (38,676,656)
                         --------------  --------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........   (177,114,731)   (179,611,615)   (354,196,274)   (355,876,943)   (285,020,502)   (304,217,333)
                         --------------  --------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............              4             (23)            (10)            (19)             --             (35)
                         --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
 NET ASSETS.............    113,324,842     (62,144,235)    369,380,293    (251,189,966)     25,279,123      30,975,384
NET ASSETS -- BEGINNING
 OF YEAR................  1,518,126,199   1,580,270,434   2,787,378,313   3,038,568,279   2,707,987,285   2,677,011,901
                         --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF
 YEAR................... $1,631,451,041  $1,518,126,199  $3,156,758,606  $2,787,378,313  $2,733,266,408  $2,707,987,285
                         ==============  ==============  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                            AXA MID CAP VALUE MANAGED                                        AXA MODERATE GROWTH
                                   VOLATILITY*              AXA MODERATE ALLOCATION*              STRATEGY*
                         ------------------------------  ------------------------------  --------------------------
                              2017            2016            2017            2016           2017          2016
                         --------------  --------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $   (5,346,247) $   (3,056,550) $  (12,952,595) $  (29,865,018) $   (737,852) $ (4,536,259)
 Net realized gain
   (loss)...............    172,335,478      80,269,862     214,573,878     135,824,528    38,298,793    22,735,864
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........    (40,285,543)    101,530,183     222,563,599      72,205,954    42,206,154    26,081,015
                         --------------  --------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......    126,703,688     178,743,495     424,184,882     178,165,464    79,767,095    44,280,620
                         --------------  --------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      3,508,940       6,763,077      26,005,342      46,585,662       810,822       741,835
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    (24,616,818)    (30,936,251)    (40,799,480)    (39,991,540)   (3,921,483)   (2,756,945)
 Redemptions for
   contract benefits
   and terminations.....    (94,632,677)    (94,054,679)   (429,756,035)   (493,879,504)  (77,111,421)  (52,632,898)
 Contract maintenance
   charges..............    (18,494,847)    (18,788,322)    (81,191,379)    (83,903,127)  (13,128,838)  (13,334,869)
                         --------------  --------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........   (134,235,402)   (137,016,175)   (525,741,552)   (571,188,509)  (93,350,920)  (67,982,877)
                         --------------  --------------  --------------  --------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............             --             (14)            (38)            (19)          (22)           (6)
                         --------------  --------------  --------------  --------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............     (7,531,714)     41,727,306    (101,556,708)   (393,023,064)  (13,583,847)  (23,702,263)
NET ASSETS -- BEGINNING
 OF YEAR................  1,264,267,361   1,222,540,055   4,750,115,746   5,143,138,810   822,352,652   846,054,915
                         --------------  --------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $1,256,735,647  $1,264,267,361  $4,648,559,038  $4,750,115,746  $808,768,805  $822,352,652
                         ==============  ==============  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                            AXA/AB SHORT DURATION
                          AXA MODERATE-PLUS ALLOCATION*       GOVERNMENT BOND*        AXA/AB SMALL CAP GROWTH*
                         ------------------------------  --------------------------  --------------------------
                              2017            2016           2017          2016          2017          2016
                         --------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $  (11,550,615) $  (47,253,960) $ (5,579,275) $ (8,596,792) $ (5,633,685) $ (4,829,654)
 Net realized gain
   (loss)...............    286,536,814     126,547,288    (1,058,503)   (1,533,275)   52,134,758    36,598,745
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........    665,055,949     325,263,662      (307,081)    1,961,400    44,639,087    13,166,622
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......    940,042,148     404,556,990    (6,944,859)   (8,168,667)   91,140,160    44,935,713
                         --------------  --------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......     34,690,555      67,912,064     3,199,053     6,161,194       818,047     1,931,496
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    (69,759,571)   (137,540,445)    5,553,759    12,589,365    (6,102,612)  (15,201,108)
 Redemptions for
   contract benefits
   and terminations.....   (564,985,812)   (648,849,887)  (48,294,493)  (68,694,122)  (34,166,681)  (32,743,742)
 Contract maintenance
   charges..............   (132,319,929)   (134,623,775)  (10,235,789)  (11,533,115)   (6,801,634)   (6,619,607)
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........   (732,374,757)   (853,102,043)  (49,777,470)  (61,476,678)  (46,252,880)  (52,632,961)
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............             39             (66)          (10)           (7)           --            (5)
                         --------------  --------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............    207,667,430    (448,545,119)  (56,722,339)  (69,645,352)   44,887,280    (7,697,253)
NET ASSETS -- BEGINNING
 OF YEAR................  7,475,605,933   7,924,151,052   573,786,415   643,431,767   461,378,725   469,075,978
                         --------------  --------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $7,683,273,363  $7,475,605,933  $517,064,076  $573,786,415  $506,266,005  $461,378,725
                         ==============  ==============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                                         AXA/FRANKLIN TEMPLETON
                          AXA/FRANKLIN BALANCED MANAGED AXA/FRANKLIN SMALL CAP VALUE       ALLOCATION MANAGED
                                  VOLATILITY*               MANAGED VOLATILITY*                VOLATILITY*
                          ----------------------------  --------------------------   ------------------------------
                              2017           2016           2017           2016           2017            2016
                          ------------   ------------   ------------   ------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)................ $  7,358,507   $  7,310,235   $ (1,248,619)  $ (1,240,778) $    1,618,214  $    1,090,297
 Net realized gain (loss)   22,243,082     19,319,903     21,898,623      7,703,881      65,671,143      37,148,647
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........   29,640,273     32,103,915     (8,681,159)    17,351,581      77,102,593      43,818,290
                          ------------   ------------   ------------   ------------  --------------  --------------

 Net increase (decrease)
   in net assets
   resulting from
   operations............   59,241,862     58,734,053     11,968,845     23,814,684     144,391,950      82,057,234
                          ------------   ------------   ------------   ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners........    2,839,158      6,064,354        560,092        678,616       4,002,106      10,936,791
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net..........    9,532,026     33,895,075     (8,961,844)     8,856,528       7,494,862     (20,928,698)
 Redemptions for
   contract benefits and
   terminations..........  (58,966,107)   (66,769,679)    (9,732,696)    (8,557,013)    (92,639,341)   (105,136,091)
 Contract maintenance
   charges...............  (13,134,387)   (12,936,552)    (2,280,729)    (2,122,018)    (19,984,838)    (19,809,655)
                          ------------   ------------   ------------   ------------  --------------  --------------

 Net increase (decrease)
   in net assets
   resulting from
   contractowners
   transactions..........  (59,729,310)   (39,746,802)   (20,415,177)    (1,143,887)   (101,127,211)   (134,937,653)
                          ------------   ------------   ------------   ------------  --------------  --------------

 Net increase (decrease)
   in amount retained by
   AXA in Separate
   Account No. 49........          (23)            --             --             --              --              (7)
                          ------------   ------------   ------------   ------------  --------------  --------------

INCREASE (DECREASE) IN
 NET ASSETS..............     (487,471)    18,987,251     (8,446,332)    22,670,797      43,264,739     (52,880,426)
NET ASSETS -- BEGINNING
 OF YEAR.................  733,525,329    714,538,078    136,223,681    113,552,884   1,130,756,185   1,183,636,611
                          ------------   ------------   ------------   ------------  --------------  --------------

NET ASSETS -- END OF YEAR $733,037,858   $733,525,329   $127,777,349   $136,223,681  $1,174,020,924  $1,130,756,185
                          ============   ============   ============   ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                        AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                            AXA/JANUS ENTERPRISE*    EQUITY MANAGED VOLATILITY*  EQUITY MANAGED VOLATILITY*
                         --------------------------  --------------------------  --------------------------
                             2017          2016          2017          2016          2017          2016
                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $ (6,086,360) $ (5,927,399) $   (826,132) $  1,090,316  $   (308,342) $ (2,188,836)
 Net realized gain
   (loss)...............   43,899,740    (9,260,168)   20,440,953     8,167,918    13,607,526    12,121,322
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   56,851,041   (12,004,152)      585,703     8,217,482    36,633,887    (1,015,086)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   94,664,421   (27,191,719)   20,200,524    17,475,716    49,933,071     8,917,400
                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      702,999     2,149,193       455,060     1,591,584     1,237,058     2,001,206
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   (4,859,357)  (19,567,780)    2,374,599    (4,666,195)    7,478,799    (4,365,819)
 Redemptions for
   contract benefits
   and terminations.....  (28,756,806)  (30,031,651)  (13,856,071)  (14,953,478)  (20,782,798)  (21,345,971)
 Contract maintenance
   charges..............   (6,956,443)   (7,147,225)   (3,169,775)   (3,099,102)   (5,018,531)   (4,978,441)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (39,869,607)  (54,597,463)  (14,196,187)  (21,127,191)  (17,085,472)  (28,689,025)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............           15           (15)           --            --            45           (47)
                         ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............   54,794,829   (81,789,197)    6,004,337    (3,651,475)   32,847,644   (19,771,672)
NET ASSETS -- BEGINNING
 OF YEAR................  379,966,404   461,755,601   167,036,430   170,687,905   263,062,841   282,834,513
                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $434,761,233  $379,966,404  $173,040,767  $167,036,430  $295,910,485  $263,062,841
                         ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                           EQ/COMMON STOCK INDEX*          EQ/CORE BOND INDEX*            EQ/EQUITY 500 INDEX*
                         --------------------------  ------------------------------  ------------------------------
                             2017          2016           2017            2016            2017            2016
                         ------------  ------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $ (1,421,276) $    855,932  $    1,164,503  $     (254,463) $     (887,794) $    3,207,230
 Net realized gain
   (loss)...............   47,762,745    35,217,274        (590,652)      5,132,525     126,268,613     109,230,134
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........  100,991,833    40,290,577        (216,331)     (4,807,853)    218,871,837      47,477,790
                         ------------  ------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......  147,333,302    76,363,783         357,520          70,209     344,252,656     159,915,154
                         ------------  ------------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......    2,080,483     3,752,887       6,551,721      11,385,204       6,809,918      12,252,473
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........   (5,349,429)   (5,884,124)     59,366,898      43,984,313      40,721,638      87,538,279
 Redemptions for
   contract benefits
   and terminations.....  (64,636,855)  (61,768,245)   (120,741,537)   (132,124,770)   (148,866,675)   (121,981,602)
 Contract maintenance
   charges..............  (11,464,771)  (11,200,828)    (21,167,606)    (23,547,348)    (26,433,365)    (24,337,735)
                         ------------  ------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (79,370,572)  (75,100,310)    (75,990,524)   (100,302,601)   (127,768,484)    (46,528,585)
                         ------------  ------------  --------------  --------------  --------------  --------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............           (6)           (5)            (17)             (6)             (4)             (8)
                         ------------  ------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
 NET ASSETS.............   67,962,724     1,263,468     (75,633,021)   (100,232,398)    216,484,168     113,386,561
NET ASSETS -- BEGINNING
 OF YEAR................  821,689,657   820,426,189   1,426,250,250   1,526,482,648   1,837,123,246   1,723,736,685
                         ------------  ------------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF
 YEAR................... $889,652,381  $821,689,657  $1,350,617,229  $1,426,250,250  $2,053,607,414  $1,837,123,246
                         ============  ============  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                               EQ/INTERMEDIATE         EQ/INTERNATIONAL EQUITY       EQ/LARGE CAP GROWTH
                              GOVERNMENT BOND*                 INDEX*                      INDEX*
                         --------------------------  --------------------------  --------------------------
                             2017          2016          2017          2016          2017          2016
                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $ (1,185,776) $ (1,689,643) $  8,374,913  $  7,570,932  $ (4,685,235) $ (2,929,115)
 Net realized gain
   (loss)...............       89,416     1,242,154    (6,416,796)  (40,665,552)   53,483,062    60,354,258
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........     (895,053)   (1,473,715)  129,056,596    36,038,392   108,970,597   (29,256,248)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   (1,991,413)   (1,921,204)  131,014,713     2,943,772   157,768,424    28,168,895
                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      529,994     2,154,833     2,119,386     4,511,107     1,144,358     1,843,783
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    4,377,652    10,870,659    37,012,274    11,330,623    17,004,864     5,620,332
 Redemptions for
   contract benefits
   and terminations.....  (17,562,770)  (21,785,171)  (43,653,213)  (47,146,543)  (48,290,889)  (45,397,659)
 Contract maintenance
   charges..............   (2,953,054)   (3,345,913)  (10,794,132)  (10,182,531)   (9,326,107)   (8,817,436)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (15,608,178)  (12,105,592)  (15,315,685)  (41,487,344)  (39,467,774)  (46,750,980)
                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............          (12)            5            --            --            10           (13)
                         ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............  (17,599,603)  (14,026,791)  115,699,028   (38,543,572)  118,300,660   (18,582,098)
NET ASSETS -- BEGINNING
 OF YEAR................  194,695,303   208,722,094   616,896,894   655,440,466   591,159,994   609,742,092
                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $177,095,700  $194,695,303  $732,595,922  $616,896,894  $709,460,654  $591,159,994
                         ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                          EQ/LARGE CAP VALUE INDEX*       EQ/MID CAP INDEX*              EQ/MONEY MARKET*
                         --------------------------  --------------------------  --------------------------------
                             2017          2016          2017          2016            2017             2016
                         ------------  ------------  ------------  ------------  ---------------  ---------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $  1,428,828  $  2,152,783  $ (5,145,210) $ (3,080,160) $    (2,498,549) $    (4,363,661)
 Net realized gain
   (loss)...............   37,778,571    34,453,161   130,963,793    89,669,204           17,264           (5,859)
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   10,684,440    21,695,295    (6,746,232)   51,884,441              345            5,784
                         ------------  ------------  ------------  ------------  ---------------  ---------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......   49,891,839    58,301,239   119,072,351   138,473,485       (2,480,940)      (4,363,736)
                         ------------  ------------  ------------  ------------  ---------------  ---------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......    1,566,528     3,746,993     2,319,642     5,102,434    3,787,310,669    3,434,224,607
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........    6,354,223    20,168,003     6,346,904    17,896,475   (3,308,901,811)  (2,807,474,731)
 Redemptions for
   contract benefits
   and terminations.....  (32,503,950)  (31,587,617)  (65,689,041)  (61,404,105)    (592,819,307)    (437,079,367)
 Contract maintenance
   charges..............   (7,591,650)   (7,113,182)  (13,534,098)  (12,695,821)      (3,473,407)      (4,056,425)
                         ------------  ------------  ------------  ------------  ---------------  ---------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........  (32,174,849)  (14,785,803)  (70,556,593)  (51,101,017)    (117,883,856)     185,614,084
                         ------------  ------------  ------------  ------------  ---------------  ---------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............           --            --            (6)       (7,443)             (79)             (43)
                         ------------  ------------  ------------  ------------  ---------------  ---------------

INCREASE (DECREASE) IN
 NET ASSETS.............   17,716,990    43,515,436    48,515,752    87,365,025     (120,364,875)     181,250,305
NET ASSETS -- BEGINNING
 OF YEAR................  458,995,263   415,479,827   898,298,593   810,933,568      707,410,725      526,160,420
                         ------------  ------------  ------------  ------------  ---------------  ---------------

NET ASSETS -- END OF
 YEAR................... $476,712,253  $458,995,263  $946,814,345  $898,298,593  $   587,045,850  $   707,410,725
                         ============  ============  ============  ============  ===============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                                            MULTIMANAGER
                              EQ/QUALITY BOND PLUS*        EQ/SMALL COMPANY INDEX*           TECHNOLOGY*
                         ------------------------------  --------------------------  --------------------------
                              2017            2016           2017          2016          2017          2016
                         --------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS

FROM OPERATIONS:
 Net investment income
   (loss)............... $   (2,843,943) $   (3,920,280) $ (2,341,476) $ (1,591,496) $ (8,270,440) $ (6,859,243)
 Net realized gain
   (loss)...............      1,355,128       4,282,088    56,181,282    42,681,400    92,025,310    59,606,250
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........      1,164,039      (1,598,004)    9,317,963    43,466,257    89,495,056   (20,463,088)
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from operations......       (324,776)     (1,236,196)   63,157,769    84,556,161   173,249,926    32,283,919
                         --------------  --------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.......      3,400,507       5,928,368     1,088,173     2,537,778     1,246,823     2,359,788
 Transfers between
   Variable Investment
   Options including
   guaranteed interest
   account, net.........     30,997,974      (9,513,248)    2,000,246    (1,857,678)   11,089,772    (6,152,034)
 Redemptions for
   contract benefits
   and terminations.....    (86,650,869)    (97,995,667)  (36,024,425)  (33,409,226)  (41,285,896)  (35,012,962)
 Contract maintenance
   charges..............    (16,587,182)    (18,615,235)   (7,981,357)   (7,436,156)   (8,254,252)   (7,373,928)
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in net
   assets resulting
   from contractowners
   transactions.........    (68,839,570)   (120,195,782)  (40,917,363)  (40,165,282)  (37,203,553)  (46,179,136)
                         --------------  --------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in amount
   retained by AXA in
   Separate Account
   No. 49...............             --          15,984           (11)            5            --            (9)
                         --------------  --------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN
 NET ASSETS.............    (69,164,346)   (121,415,994)   22,240,395    44,390,884   136,046,373   (13,895,226)
NET ASSETS -- BEGINNING
 OF YEAR................  1,016,590,929   1,138,006,923   535,220,096   490,829,212   479,103,811   492,999,037
                         --------------  --------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF
 YEAR................... $  947,426,583  $1,016,590,929  $557,460,491  $535,220,096  $615,150,184  $479,103,811
                         ==============  ==============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
1290 VT GAMCO MERGERS & ACQUISITIONS..............        B           403   (1,379)     (976)     511   (1,892)   (1,381)

1290 VT GAMCO SMALL COMPANY VALUE.................        B           307   (1,623)   (1,316)     485   (1,924)   (1,439)

1290 VT SOCIALLY RESPONSIBLE......................        B           379     (563)     (184)     222     (845)     (623)

AXA 400 MANAGED VOLATILITY........................        B         1,044   (3,236)   (2,192)   1,597   (3,722)   (2,125)

AXA 2000 MANAGED VOLATILITY.......................        B           717   (4,714)   (3,997)     872   (5,497)   (4,625)

AXA AGGRESSIVE ALLOCATION.........................        B         3,217  (13,358)  (10,141)   1,833  (18,512)  (16,679)

AXA BALANCED STRATEGY.............................        B           394   (3,476)   (3,082)     317   (2,918)   (2,601)

AXA CONSERVATIVE ALLOCATION.......................        B         4,917  (19,202)  (14,285)  14,200  (19,578)   (5,378)

AXA CONSERVATIVE GROWTH STRATEGY..................        B           156   (1,691)   (1,535)     320   (1,762)   (1,442)

AXA CONSERVATIVE STRATEGY.........................        B           297   (1,722)   (1,425)   1,185   (1,880)     (695)

AXA CONSERVATIVE-PLUS ALLOCATION..................        B         3,965  (12,027)   (8,062)   6,028  (13,571)   (7,543)

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B           520   (3,814)   (3,294)     575   (4,612)   (4,037)

AXA GROWTH STRATEGY...............................        B           744   (4,601)   (3,857)     489   (3,549)   (3,060)

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        B         1,808   (7,496)   (5,688)     854   (6,952)   (6,098)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........        B           494   (3,057)   (2,563)     847   (3,090)   (2,243)

AXA LARGE CAP CORE MANAGED VOLATILITY.............        B           693  (10,024)   (9,331)     669  (11,791)  (11,122)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        B           760  (13,807)  (13,047)     731  (16,558)  (15,827)

AXA LARGE CAP VALUE MANAGED VOLATILITY............        B           475  (15,042)  (14,567)     934  (18,885)  (17,951)

AXA MID CAP VALUE MANAGED VOLATILITY..............        B           416   (5,592)   (5,176)     948   (7,104)   (6,156)

AXA MODERATE ALLOCATION...........................        B         1,119  (28,843)  (27,724)   1,933  (34,492)  (32,559)

AXA MODERATE GROWTH STRATEGY......................        B           429   (5,855)   (5,426)     281   (4,617)   (4,336)

AXA MODERATE-PLUS ALLOCATION......................        B         1,961  (44,504)  (42,543)   1,360  (56,956)  (55,596)

AXA/AB SHORT DURATION GOVERNMENT BOND.............        B         3,070   (8,444)   (5,374)   6,607  (13,139)   (6,532)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

                                                                          2017                             2016
                                                            -------------------------------  -------------------------------
                                                                                     NET                              NET
                                                              UNITS     UNITS      INCREASE    UNITS     UNITS      INCREASE
                                                             ISSUED    REDEEMED   (DECREASE)  ISSUED    REDEEMED   (DECREASE)
                                              SHARE CLASS**  (000'S)   (000'S)     (000'S)    (000'S)   (000'S)     (000'S)
                                            --------------- --------- ----------  ---------- --------- ----------  ----------

AXA/AB SMALL CAP GROWTH....................        B              663     (2,126)   (1,463)        571     (2,640)   (2,069)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...        B            2,502     (6,849)   (4,347)      4,609     (7,954)   (3,345)

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY................................        B              805     (2,103)   (1,298)      1,798     (2,026)     (228)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY................................        B            2,274    (10,608)   (8,334)      1,593    (14,558)  (12,965)

AXA/JANUS ENTERPRISE.......................        B              756     (2,579)   (1,823)        690     (3,577)   (2,887)

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY................................        B              570     (1,518)     (948)        365     (2,044)   (1,679)

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY................................        B            1,510     (2,870)   (1,360)      1,604     (4,278)   (2,674)

EQ/COMMON STOCK INDEX......................        B              433     (2,375)   (1,942)        599     (2,781)   (2,182)

EQ/CORE BOND INDEX.........................        B            4,303    (10,717)   (6,414)      9,499    (17,590)   (8,091)

EQ/EQUITY 500 INDEX........................        B            3,119     (6,874)   (3,755)      6,239     (7,657)   (1,418)

EQ/INTERMEDIATE GOVERNMENT BOND............        B            1,271     (2,539)   (1,268)      2,859     (3,695)     (836)

EQ/INTERNATIONAL EQUITY INDEX..............        B            3,431     (4,437)   (1,006)      2,606     (5,878)   (3,272)

EQ/LARGE CAP GROWTH INDEX..................        B            2,086     (4,169)   (2,083)      2,821     (5,700)   (2,879)

EQ/LARGE CAP VALUE INDEX...................        B            2,705     (5,689)   (2,984)      5,222     (6,945)   (1,723)

EQ/MID CAP INDEX...........................        B            1,395     (4,451)   (3,056)      2,389     (5,146)   (2,757)

EQ/MONEY MARKET............................        B        3,113,452 (3,130,462)  (17,010)  3,481,191 (3,503,769)  (22,578)

EQ/QUALITY BOND PLUS.......................        B            2,315     (7,965)   (5,650)      4,712    (14,155)   (9,443)

EQ/SMALL COMPANY INDEX.....................        B            1,048     (2,571)   (1,523)      1,099     (2,980)   (1,881)

MULTIMANAGER TECHNOLOGY....................        B            1,777     (3,127)   (1,350)      1,753     (3,979)   (2,226)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), and EQ Advisors Trust ("EQAT") (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year ended December 31, 2017, and a Statement of Changes in Net Assets for the years ended December 31, 2017 and 2016:

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-PLUS Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-PLUS Allocation

     EQ ADVISORS TRUST*
  .   1290 VT GAMCO Mergers & Acquisitions/(1)/
  .   1290 VT GAMCO Small Company Value/(2)/
  .   1290 VT Socially Responsible
  .   AXA 400 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   Multimanager Technology

   (1)Formerly known as EQ/GAMCO Mergers and Acquisitions.
   (2)Formerly known as EQ/GAMCO Small Company Value.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                        PURCHASES        SALES
                                                      -------------- --------------
1290 VT GAMCO MERGERS & ACQUISITIONS................. $   14,706,078 $   23,528,893
1290 VT GAMCO SMALL COMPANY VALUE....................     92,276,437    126,982,052
1290 VT SOCIALLY RESPONSIBLE.........................     17,748,405     11,114,623
AXA 400 MANAGED VOLATILITY...........................     42,505,910     51,077,893
AXA 2000 MANAGED VOLATILITY..........................     42,712,725     74,491,099
AXA AGGRESSIVE ALLOCATION............................    175,466,392    280,673,849
AXA BALANCED STRATEGY................................     15,216,484     59,936,733
AXA CONSERVATIVE ALLOCATION..........................     99,219,513    260,576,510
AXA CONSERVATIVE GROWTH STRATEGY.....................      5,725,283     26,883,654
AXA CONSERVATIVE STRATEGY............................      5,514,488     22,265,918
AXA CONSERVATIVE-PLUS ALLOCATION.....................    101,236,501    185,532,837
AXA GLOBAL EQUITY MANAGED VOLATILITY.................     23,679,779    120,598,319
AXA GROWTH STRATEGY..................................     30,363,652     94,464,703
AXA INTERNATIONAL CORE MANAGED VOLATILITY............     42,653,153    126,214,308
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........     17,364,459     61,473,148
AXA LARGE CAP CORE MANAGED VOLATILITY................    129,976,123    213,463,287
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............    274,486,358    419,032,342
AXA LARGE CAP VALUE MANAGED VOLATILITY...............     49,776,571    333,639,138
AXA MID CAP VALUE MANAGED VOLATILITY.................    101,711,829    163,368,191
AXA MODERATE ALLOCATION..............................    242,423,171    626,094,444
AXA MODERATE GROWTH STRATEGY.........................     27,434,046    112,248,934
AXA MODERATE-PLUS ALLOCATION.........................    460,809,970    879,800,523
AXA/AB SHORT DURATION GOVERNMENT BOND................     31,205,181     86,561,936
AXA/AB SMALL CAP GROWTH..............................     64,658,259     73,075,516
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............     52,560,537    104,931,363
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......     24,512,501     35,222,942
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.     66,715,173    146,065,895
AXA/JANUS ENTERPRISE.................................     61,051,400     62,424,564
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......     19,829,674     25,002,622
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......     22,649,211     40,042,981
EQ/COMMON STOCK INDEX................................     24,949,230    105,741,084
EQ/CORE BOND INDEX...................................     71,765,408    146,591,447
EQ/EQUITY 500 INDEX..................................    133,120,124    244,735,751
EQ/INTERMEDIATE GOVERNMENT BOND......................     18,870,588     35,562,345
EQ/INTERNATIONAL EQUITY INDEX........................     69,067,422     76,008,194
EQ/LARGE CAP GROWTH INDEX............................     77,111,413     93,521,317
EQ/LARGE CAP VALUE INDEX.............................     52,380,974     68,018,989
EQ/MID CAP INDEX.....................................    119,497,943    115,683,754
EQ/MONEY MARKET......................................  6,765,603,790  6,885,975,090
EQ/QUALITY BOND PLUS.................................     42,067,501    113,751,013
EQ/SMALL COMPANY INDEX...............................     73,679,255     76,358,942
MULTIMANAGER TECHNOLOGY..............................     96,684,178     93,904,834

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.32% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


6. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                            ASSET-BASED                 CURRENT   MAXIMUM
                                                             MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                             EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                             ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997......     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997..................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000................     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002................     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003...........     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0................................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select.............................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II.......................................     1.10%          0.35%         0.45%      1.90%     1.90%

                                                                            ASSET-BASED                 CURRENT   MAXIMUM
                                                             MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                             EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                             ------------- -------------- ------------ --------- ---------

Accumulator Select issued on or after April 1, 2002.........     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002...........     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003......     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0...........................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.....     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II........................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0..........................     1.10%          0.30%         0.25%      1.65%     1.65%

Stylus......................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..................................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/....................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.........................................     0.70%          0.25%           --       0.95%     0.95%

Structured Capital Strategies Series B/(2)/.................     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/...............     0.65%            --            --       0.65%     0.65%

Structured Capital Strategies Series C/(2)/.................     1.65%            --            --       1.65%     1.65%

Structured Capital Strategies 16 Series B/(2)/..............     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies 16 Series ADV/(2)/............     0.25%            --            --       0.25%     0.25%

Structured Capital Strategies 16 Series C/(2)/..............     1.65%            --            --       1.65%     1.65%

Structured Capital Strategies PLUS..........................     1.15%            --            --       1.15%     1.15%

   ----------
  (1)Accumulator Advisor's annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                AMOUNT DEDUCTED             HOW DEDUCTED
              -------                       -----------                ---------------              ------------

Charges for state premium and other  At time of transaction     Varies by state                Applied to an annuity
applicable taxes                                                                               payout option

Annual Administrative Charge         Annually on each contract  Depending on account value,    Unit liquidation from
                                     date anniversary.          in Years 1 to 2 lesser of $30  account value
                                                                or 2% of account value,
                                                                thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative    Unit liquidation from
option administrative fee                                       fee                            account value

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10   Unit liquidation from
                                                                and thereafter.                account value
                                                                HIGH - 8% in contract years 1
                                                                and 2. The charge is 7% in
                                                                contract years 3 and 4, and
                                                                declines 1% each contract
                                                                year until it reaches 0% in
                                                                contract year 10.
                                                                Note - Depending on the
                                                                contract and/or certain
                                                                elections made under the
                                                                contract, the withdrawal
                                                                charge may or may not apply.

BaseBuilder benefit charge           Annually on each contract  0.30%                          Unit liquidation from
                                     date anniversary.                                         account value

Protection Plus                      Annually on each contract  LOW - 0.20%                    Unit liquidation from
                                     date anniversary.          HIGH - 0.35%                   account value

Guaranteed minimum death benefit
options:

Annual ratchet to age 85             Annually on each contract  LOW - 0.20% of the Annual      Unit liquidation from
                                     date anniversary.          ratchet to age 85              account value
                                                                benefit base
                                                                HIGH - 0.35% of the Annual
                                                                ratchet to age 85
                                                                benefit base

Greater of 4% roll up to age 85 or   Annually on each contract  1.00% of the greater of 4%
Annual ratchet to age 85             date anniversary.          roll-up to age 85 or Annual
                                                                ratchet to age 85 benefit
                                                                base (max to 1.15%)

Greater of 5% rollup to age 85 or    Annually on each contract  LOW - 0.50% of the greater of  Unit liquidation from
annual ratchet to age 85             date anniversary.          5% roll-up to age 85 or        account value
                                                                annual ratchet to age 85
                                                                benefit base
                                                                HIGH - 1.00 % of 5% roll-up
                                                                to age 85 or Annual ratchet
                                                                to age 85 benefit base

6% rollup to age 80 or 70                                       0.20% of 6% roll-up to age 80
                                                                (or 70) benefit base

6% rollup to age 85                  Annually on each contract  LOW - 0.35% of the 6% roll-up  Unit liquidation from
                                     date anniversary.          to age 85 benefit base         account value
                                                                HIGH - 0.45% of the 6%
                                                                roll-up to age 85 benefit
                                                                base

Greater of 6.5%, 6% or 3% rollup to  Annually on each contract  LOW - 0.45% of the 6% roll-up  Unit liquidation from
age 85 or annual ratchet to age 85   date anniversary.          to age 85 benefit base or the  account value
                                                                Annual ratchet to age 85
                                                                benefit base, as applicable
                                                                HIGH - 1.10% of the 6.5%, 6%
                                                                or 3% roll-up to age 85
                                                                benefit base or the Annual
                                                                ratchet to age 85 benefit
                                                                base, as applicable

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Asset-based Charges and Contractowner Charges (Continued)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                 AMOUNT DEDUCTED             HOW DEDUCTED
                -------                         -----------                 ---------------              ------------

Greater of 5% rollup to owner's age 80                               LOW - 0.80% (max 0.95%) of
or Annual ratchet to owner's age 80                                  the 5% roll-up to age 80
                                                                     benefit base or the annual
                                                                     ratchet benefit base, as
                                                                     applicable
                                                                     HIGH - 1.25% (max 1.25%) of
                                                                     the 5% roll-up to age 80
                                                                     benefit base or the annual
                                                                     ratchet benefit base, as
                                                                     applicable

Greater of compounded annual roll-up                                 LOW - 0.80% (max 0.95%) of
to age 85 or annual ratchet to age 85                                the roll-up to age 85 benefit
                                                                     base or annual ratchet to age
                                                                     85 benefit base, as applicable
                                                                     HIGH - 1.05% (max 1.05%) of
                                                                     the roll-up to age 85 benefit
                                                                     base or annual ratchet to age
                                                                     85 benefit base, as applicable

Greater of GMDB I                       Annually on each contract    GMDB I election: 0.80% (max    Unit liquidation from
Greater of GMDB II                      date anniversary.            1.05%)                         account value
                                                                     GMDB II election: 1.00% (max
                                                                     1.25%)

Greater of GMIB I                       Annually on each contract    GMIB I election: 0.80% (max    Unit liquidation from
Greater of GMIB II                      date anniversary.            1.20%)                         account value
                                                                     GMIB II election: 1.00% (max
                                                                     1.40%)

Guaranteed Withdrawal Benefit for Life  Annually on each contract    0.30%                          Unit liquidation from
Enhanced Death Benefit                  date anniversary.                                           account value

Earnings Enhancement Benefit            Annually on each contract    0.35%                          Unit liquidation from
(additional death benefit)              date anniversary.                                           account value

Guaranteed Minimum Income Benefit       Annually on each contract    LOW - 0.45%                    Unit liquidation from
                                        date anniversary.            HIGH - 1.15% (max 1.30%)       account value

Guaranteed Principal Benefit            Annually on first 10         LOW - 100% Guaranteed          Unit liquidation from
                                        contract date anniversaries  Principal Benefit -            account value
                                                                     0.50%
                                                                     HIGH - 125% Guaranteed
                                                                     Principal Benefit -
                                                                     0.75%

Guaranteed Withdrawal Benefit           Annually on each contract    LOW - 5% Withdrawal Option is  Unit liquidation from
                                        date anniversary.            0.35%                          account value
                                                                     (max 0.60%)
                                                                     HIGH - 7% Withdrawal Option
                                                                     is 0.50%
                                                                     (max 0.80%)

Net Loan Interest charge for Rollover   Netted against loan          2.00%                          Unit liquidation from
                                        repayment                                                   account value

Retirement Income for Life Benefit      Annually on contract date    LOW - 0.60% for Single life    Unit liquidation from
charge                                  anniversary.                 0.75% for Joint life           account value
                                                                     HIGH - 0.75% for Single life
                                                                     0.90% for Joint life

Guaranteed Withdrawal Benefit for Life  Annually on each contract    LOW - 0.60% for Single life;   Unit liquidation from
(GWBL)                                  date anniversary.            0.75% for Joint life           account value
                                                                     HIGH - 0.80% for Single life;
                                                                     0.95% for Joint life

Death benefit under converted GWBL      Annually on each contract    The GMDB charge in effect      Unit liquidation from
                                        date anniversary.            prior to conversion will be    account value
                                                                     deducted. Note - Charge will
                                                                     vary depending on combination
                                                                     GMDB elections.

Converted Guaranteed withdrawal         Upon initial conversion and  Single and Joint life -        Unit liquidation from
benefit for life charge                 annually on each contract    charge is equal to the         account value
                                        date anniversary thereafter  percentage of Guaranteed
                                                                     minimum income benefit base
                                                                     charge deducted as the
                                                                     Guaranteed minimum income
                                                                     benefit charge on the
                                                                     conversion effective date.
                                                                     Annual ratchets may increase
                                                                     the charge to a percentage
                                                                     equal to the maximum charge
                                                                     for the Guaranteed minimum
                                                                     income benefit.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
                CHARGES                        IS DEDUCTED               AMOUNT DEDUCTED             HOW DEDUCTED
                 -------                        -----------              ---------------              ------------

Charge for each additional transfer in    At time of transaction  Maximum Charge $35 Current     Unit liquidation from
excess of 12 transfers per contract year                          Charge $0                      account value

Special service charges:

Express mail charge                       At time of transaction  Current and Maximum Charge:    Unit liquidation from
                                                                  $35                            account value

Wire transfer charge                      At time of transaction  Current and Maximum Charge:    Unit liquidation from
                                                                  $90                            account value

Duplicate contract charge                 At time of transaction  Current and Maximum Charge:    Unit liquidation from
                                                                  $35                            account value

Check preparation charge                  At time of transaction  Maximum Charge: $85. Current   Unit liquidation from
                                                                  charge: $0 Note - This charge  account value
                                                                  is currently waived. This
                                                                  waiver may discontinue with
                                                                  or without notice.

Charge for third party transfer or        At time of transaction  Maximum Charge: $125. Current  Unit liquidation from
exchange                                                          charge: $65 Note - This        account value
                                                                  charge is currently waived.
                                                                  This waiver may discontinue
                                                                  with or without notice.

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 1.20% Class B     $16.42            --                 --            --        4.92%
      Highest contract charge 1.80% Class B    $15.20            --                 --            --        4.25%
      All contract charges                         --         9,910           $156,812          0.16%
2016  Lowest contract charge 1.20% Class B     $15.65            --                 --            --        6.39%
      Highest contract charge 1.80% Class B    $14.58            --                 --            --        5.73%
      All contract charges                         --        10,886           $164,621          0.01%
2015  Lowest contract charge 1.20% Class B     $14.71            --                 --            --        1.38%
      Highest contract charge 1.80% Class B    $13.79            --                 --            --        0.80%
      All contract charges                         --        12,267           $174,758            --
2014  Lowest contract charge 1.20% Class B     $14.51            --                 --            --        0.42%
      Highest contract charge 1.80% Class B    $13.68            --                 --            --       (0.22)%
      All contract charges                         --        13,882           $195,609            --
2013  Lowest contract charge 1.20% Class B     $14.45            --                 --            --        9.64%
      Highest contract charge 1.80% Class B    $13.71            --                 --            --        8.98%
      All contract charges                         --        15,199           $213,867          0.42%
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.95% Class B     $83.48            --                 --            --       15.00%
      Highest contract charge 1.90% Class B    $62.87            --                 --            --       13.89%
      All contract charges                         --        12,480           $952,047          0.59%
2016  Lowest contract charge 0.95% Class B     $72.59            --                 --            --       22.10%
      Highest contract charge 1.90% Class B    $55.20            --                 --            --       20.95%
      All contract charges                         --        13,796           $919,875          0.49%

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015   Lowest contract charge 0.95% Class B      $59.45            --                  --           --       (6.60)%
       Highest contract charge 1.90% Class B     $45.64            --                  --           --       (7.50)%
       All contract charges                          --        15,235          $  835,281         0.50%
2014   Lowest contract charge 0.95% Class B      $63.65            --                  --           --        2.09%
       Highest contract charge 1.90% Class B     $49.34            --                  --           --        1.11%
       All contract charges                          --        16,893          $  996,208         0.26%
2013   Lowest contract charge 1.20% Class B      $58.46            --                  --           --       37.42%
       Highest contract charge 1.90% Class B     $48.80            --                  --           --       36.47%
       All contract charges                          --        19,214          $1,115,195         0.27%
1290 VT SOCIALLY RESPONSIBLE
2017   Lowest contract charge 1.20% Class B      $17.21            --                  --           --       19.02%
       Highest contract charge 1.80% Class B     $15.39            --                  --           --       18.29%
       All contract charges                          --         3,872          $   75,311         1.03%
2016   Lowest contract charge 1.20% Class B      $14.46            --                  --           --        8.64%
       Highest contract charge 1.80% Class B     $13.01            --                  --           --        7.97%
       All contract charges                          --         4,056          $   66,449         1.14%
2015   Lowest contract charge 1.20% Class B      $13.31            --                  --           --       (0.75)%
       Highest contract charge 1.80% Class B     $12.05            --                  --           --       (1.39)%
       All contract charges                          --         4,679          $   70,768         0.99%
2014   Lowest contract charge 1.20% Class B      $13.41            --                  --           --       12.22%
       Highest contract charge 1.80% Class B     $12.22            --                  --           --       11.60%
       All contract charges                          --         4,825          $   73,695         0.81%
2013   Lowest contract charge 1.20% Class B      $11.95            --                  --           --       32.78%
       Highest contract charge 1.80% Class B     $10.95            --                  --           --       31.93%
       All contract charges                          --         5,006          $   68,316         0.83%
AXA 400 MANAGED VOLATILITY
2017   Lowest contract charge 0.95% Class B      $15.79            --                  --           --       14.17%
       Highest contract charge 1.90% Class B     $15.10            --                  --           --       13.11%
       All contract charges                          --        21,816          $  336,321         0.74%
2016   Lowest contract charge 0.95% Class B      $13.83            --                  --           --       18.51%
       Highest contract charge 1.90% Class B     $13.35            --                  --           --       17.41%
       All contract charges                          --        24,008          $  325,978         0.75%
2015   Lowest contract charge 0.95% Class B      $11.67            --                  --           --       (4.03)%
       Highest contract charge 1.90% Class B     $11.37            --                  --           --       (5.01)%
       All contract charges                          --        26,133          $  300,803         0.52%
2014   Lowest contract charge 0.95% Class B      $12.16            --                  --           --        7.80%
       Highest contract charge 1.90% Class B     $11.97            --                  --           --        6.78%
       All contract charges                          --        28,178          $  339,704         0.39%
2013   Lowest contract charge 0.95% Class B      $11.28            --                  --           --       10.16%
       Highest contract charge 1.90% Class B     $11.21            --                  --           --        9.47%
       All contract charges                          --        32,380          $  364,050         0.21%
AXA 2000 MANAGED VOLATILITY
2017   Lowest contract charge 0.95% Class B      $15.62            --                  --           --       12.78%
       Highest contract charge 1.90% Class B     $14.94            --                  --           --       11.66%
       All contract charges                          --        34,756          $  530,633         0.70%
2016   Lowest contract charge 0.95% Class B      $13.85            --                  --           --       19.40%
       Highest contract charge 1.90% Class B     $13.38            --                  --           --       18.30%
       All contract charges                          --        38,753          $  527,274         0.72%
2015   Lowest contract charge 0.95% Class B      $11.60            --                  --           --       (6.07)%
       Highest contract charge 1.90% Class B     $11.31            --                  --           --       (6.91)%
       All contract charges                          --        43,378          $  496,898         0.37%
2014   Lowest contract charge 0.95% Class B      $12.35            --                  --           --        3.09%
       Highest contract charge 1.90% Class B     $12.15            --                  --           --        2.10%
       All contract charges                          --        47,930          $  587,010         0.14%
2013   Lowest contract charge 0.95% Class B      $11.98            --                  --           --       16.09%
       Highest contract charge 1.90% Class B     $11.90            --                  --           --       15.31%
       All contract charges                          --        55,799          $  666,178         0.13%

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 1.15% Class B        $19.28             --                 --           --       17.70%
      Highest contract charge 1.90% Class B       $17.35             --                 --           --       16.84%
      All contract charges                            --        130,009         $2,561,277         1.46%
2016  Lowest contract charge 1.15% Class B        $16.38             --                 --           --        7.55%
      Highest contract charge 1.90% Class B       $14.85             --                 --           --        6.76%
      All contract charges                            --        140,150         $2,353,275         0.93%
2015  Lowest contract charge 1.15% Class B        $15.23             --                 --           --       (2.87)%
      Highest contract charge 1.90% Class B       $13.91             --                 --           --       (3.60)%
      All contract charges                            --        156,829         $2,456,477         0.92%
2014  Lowest contract charge 0.95% Class B        $16.03             --                 --           --        3.75%
      Highest contract charge 1.90% Class B       $14.43             --                 --           --        2.70%
      All contract charges                            --        168,969         $2,736,776         1.52%
2013  Lowest contract charge 0.95% Class B        $15.45             --                 --           --       25.20%
      Highest contract charge 1.90% Class B       $14.05             --                 --           --       24.01%
      All contract charges                            --        189,765         $2,977,598         2.41%
AXA BALANCED STRATEGY
2017  Lowest contract charge 1.15% Class B (b)    $10.49             --                 --           --        4.80%
      Highest contract charge 1.70% Class B       $15.69             --                 --           --        7.98%
      All contract charges                            --         25,875         $  416,713         1.23%
2016  Lowest contract charge 1.30% Class B        $14.98             --                 --           --        4.61%
      Highest contract charge 1.70% Class B       $14.53             --                 --           --        4.23%
      All contract charges                            --         28,957         $  430,865         0.83%
2015  Lowest contract charge 1.30% Class B        $14.32             --                 --           --       (1.98)%
      Highest contract charge 1.70% Class B       $13.94             --                 --           --       (2.38)%
      All contract charges                            --         31,558         $  449,309         0.94%
2014  Lowest contract charge 1.30% Class B        $14.61             --                 --           --        3.03%
      Highest contract charge 1.70% Class B       $14.28             --                 --           --        2.66%
      All contract charges                            --         34,424         $  500,035         1.07%
2013  Lowest contract charge 1.30% Class B        $14.18             --                 --           --       12.18%
      Highest contract charge 1.70% Class B       $13.91             --                 --           --       11.73%
      All contract charges                            --         37,063         $  523,023         1.88%
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 1.15% Class B        $13.18             --                 --           --        3.70%
      Highest contract charge 1.80% Class B       $12.03             --                 --           --        3.08%
      All contract charges                            --         77,119         $1,002,197         1.07%
2016  Lowest contract charge 1.15% Class B        $12.71             --                 --           --        1.76%
      Highest contract charge 1.80% Class B       $11.67             --                 --           --        1.04%
      All contract charges                            --         91,404         $1,148,298         0.92%
2015  Lowest contract charge 1.15% Class B        $12.49             --                 --           --       (1.42)%
      Highest contract charge 1.80% Class B       $11.55             --                 --           --       (2.04)%
      All contract charges                            --         96,782         $1,199,846         0.79%
2014  Lowest contract charge 1.15% Class B        $12.67             --                 --           --        1.44%
      Highest contract charge 1.80% Class B       $11.79             --                 --           --        0.77%
      All contract charges                            --        105,431         $1,329,811         0.81%
2013  Lowest contract charge 1.15% Class B        $12.49             --                 --           --        3.14%
      Highest contract charge 1.80% Class B       $11.70             --                 --           --        2.45%
      All contract charges                            --        126,099         $1,573,697         0.82%
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 1.30% Class B        $14.99             --                 --           --        6.54%
      Highest contract charge 1.70% Class B       $14.48             --                 --           --        6.16%
      All contract charges                            --         10,796         $  159,970         1.14%
2016  Lowest contract charge 1.30% Class B        $14.07             --                 --           --        3.61%
      Highest contract charge 1.70% Class B       $13.64             --                 --           --        3.18%
      All contract charges                            --         12,331         $  171,672         0.82%
2015  Lowest contract charge 1.30% Class B        $13.58             --                 --           --       (1.74)%
      Highest contract charge 1.70% Class B       $13.22             --                 --           --       (2.15)%
      All contract charges                            --         13,773         $  185,312         0.90%

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 1.30% Class B     $13.82             --                 --           --        2.45%
      Highest contract charge 1.70% Class B    $13.51             --                 --           --        2.04%
      All contract charges                         --         15,121         $  207,400         0.96%
2013  Lowest contract charge 1.30% Class B     $13.49             --                 --           --        9.14%
      Highest contract charge 1.70% Class B    $13.24             --                 --           --        8.70%
      All contract charges                         --         16,819         $  225,420         1.55%
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 1.30% Class B     $12.41             --                 --           --        2.90%
      Highest contract charge 1.70% Class B    $11.99             --                 --           --        2.57%
      All contract charges                         --          7,188         $   88,246         0.96%
2016  Lowest contract charge 1.30% Class B     $12.06             --                 --           --        1.52%
      Highest contract charge 1.70% Class B    $11.69             --                 --           --        1.04%
      All contract charges                         --          8,613         $  102,857         0.75%
2015  Lowest contract charge 1.30% Class B     $11.88             --                 --           --       (1.49)%
      Highest contract charge 1.70% Class B    $11.57             --                 --           --       (1.87)%
      All contract charges                         --          9,308         $  109,700         0.78%
2014  Lowest contract charge 1.30% Class B     $12.06             --                 --           --        1.26%
      Highest contract charge 1.70% Class B    $11.79             --                 --           --        0.86%
      All contract charges                         --          9,908         $  118,588         0.71%
2013  Lowest contract charge 1.30% Class B     $11.91             --                 --           --        3.03%
      Highest contract charge 1.70% Class B    $11.69             --                 --           --        2.63%
      All contract charges                         --         11,206         $  132,622         0.96%
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.95% Class B     $15.07             --                 --           --        7.80%
      Highest contract charge 1.90% Class B    $13.18             --                 --           --        6.72%
      All contract charges                         --         70,736         $1,036,558         1.16%
2016  Lowest contract charge 0.95% Class B     $13.98             --                 --           --        3.71%
      Highest contract charge 1.90% Class B    $12.35             --                 --           --        2.75%
      All contract charges                         --         78,798         $1,076,771         0.90%
2015  Lowest contract charge 0.95% Class B     $13.48             --                 --           --       (1.53)%
      Highest contract charge 1.90% Class B    $12.02             --                 --           --       (2.51)%
      All contract charges                         --         86,341         $1,143,950         0.79%
2014  Lowest contract charge 1.15% Class B     $13.40             --                 --           --        1.98%
      Highest contract charge 1.90% Class B    $12.33             --                 --           --        1.23%
      All contract charges                         --         97,797         $1,324,016         0.94%
2013  Lowest contract charge 1.15% Class B     $13.14             --                 --           --        8.96%
      Highest contract charge 1.90% Class B    $12.18             --                 --           --        8.07%
      All contract charges                         --        114,476         $1,525,429         1.29%
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.95% Class B     $29.02             --                 --           --       24.87%
      Highest contract charge 1.90% Class B    $23.85             --                 --           --       23.70%
      All contract charges                         --         30,583         $  953,068         1.06%
2016  Lowest contract charge 0.95% Class B     $23.24             --                 --           --        3.52%
      Highest contract charge 1.90% Class B    $19.28             --                 --           --        2.50%
      All contract charges                         --         33,877         $  849,825         0.91%
2015  Lowest contract charge 0.95% Class B     $22.45             --                 --           --       (2.69)%
      Highest contract charge 1.90% Class B    $18.81             --                 --           --       (3.59)%
      All contract charges                         --         37,914         $  923,557         0.86%
2014  Lowest contract charge 0.95% Class B     $23.07             --                 --           --        0.74%
      Highest contract charge 1.90% Class B    $19.51             --                 --           --       (0.26)%
      All contract charges                         --         42,203         $1,061,896         0.92%
2013  Lowest contract charge 0.95% Class B     $22.90             --                 --           --       19.21%
      Highest contract charge 1.90% Class B    $19.56             --                 --           --       18.04%
      All contract charges                         --         48,803         $1,226,262         0.91%

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY
2017  Lowest contract charge 1.30% Class B     $19.44            --                  --           --       12.24%
      Highest contract charge 1.70% Class B    $18.77            --                  --           --       11.79%
      All contract charges                         --        38,465          $  738,367         1.44%
2016  Lowest contract charge 1.30% Class B     $17.32            --                  --           --        6.72%
      Highest contract charge 1.70% Class B    $16.79            --                  --           --        6.27%
      All contract charges                         --        42,322          $  725,052         0.92%
2015  Lowest contract charge 1.30% Class B     $16.23            --                  --           --       (2.29)%
      Highest contract charge 1.70% Class B    $15.80            --                  --           --       (2.65)%
      All contract charges                         --        45,382          $  729,835         1.10%
2014  Lowest contract charge 1.30% Class B     $16.61            --                  --           --        4.27%
      Highest contract charge 1.70% Class B    $16.23            --                  --           --        3.77%
      All contract charges                         --        47,965          $  790,224         1.32%
2013  Lowest contract charge 1.30% Class B     $15.93            --                  --           --       18.62%
      Highest contract charge 1.70% Class B    $15.64            --                  --           --       18.22%
      All contract charges                         --        50,889          $  805,226         2.54%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.95% Class B     $16.33            --                  --           --       25.13%
      Highest contract charge 1.90% Class B    $13.64            --                  --           --       23.89%
      All contract charges                         --        61,397          $1,006,860         1.63%
2016  Lowest contract charge 0.95% Class B     $13.05            --                  --           --       (0.76)%
      Highest contract charge 1.90% Class B    $11.01            --                  --           --       (1.70)%
      All contract charges                         --        67,085          $  883,719         0.28%
2015  Lowest contract charge 0.95% Class B     $13.15            --                  --           --       (5.26)%
      Highest contract charge 1.90% Class B    $11.20            --                  --           --       (6.12)%
      All contract charges                         --        73,183          $  976,132         0.06%
2014  Lowest contract charge 0.95% Class B     $13.88            --                  --           --       (7.10)%
      Highest contract charge 1.90% Class B    $11.93            --                  --           --       (8.02)%
      All contract charges                         --        78,776          $1,113,975         1.25%
2013  Lowest contract charge 0.95% Class B     $14.94            --                  --           --       16.36%
      Highest contract charge 1.90% Class B    $12.97            --                  --           --       15.29%
      All contract charges                         --        88,401          $1,353,614         1.10%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.95% Class B     $24.43            --                  --           --       22.21%
      Highest contract charge 1.90% Class B    $20.02            --                  --           --       21.04%
      All contract charges                         --        24,119          $  462,137         1.87%
2016  Lowest contract charge 0.95% Class B     $19.99            --                  --           --       (0.20)%
      Highest contract charge 1.90% Class B    $16.54            --                  --           --       (1.14)%
      All contract charges                         --        26,682          $  420,879         0.46%
2015  Lowest contract charge 0.95% Class B     $20.03            --                  --           --       (4.07)%
      Highest contract charge 1.90% Class B    $16.73            --                  --           --       (5.00)%
      All contract charges                         --        28,925          $  459,514         0.10%
2014  Lowest contract charge 0.95% Class B     $20.88            --                  --           --       (8.06)%
      Highest contract charge 1.90% Class B    $17.61            --                  --           --       (8.95)%
      All contract charges                         --        30,321          $  505,905         1.57%
2013  Lowest contract charge 0.95% Class B     $22.71            --                  --           --       18.16%
      Highest contract charge 1.90% Class B    $19.34            --                  --           --       17.07%
      All contract charges                         --        33,042          $  602,056         1.10%
AXA LARGE CAP CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.95% Class B     $20.09            --                  --           --       20.81%
      Highest contract charge 1.90% Class B    $16.73            --                  --           --       19.67%
      All contract charges                         --        78,394          $1,631,217         0.98%
2016  Lowest contract charge 0.95% Class B     $16.63            --                  --           --        8.76%
      Highest contract charge 1.90% Class B    $13.98            --                  --           --        7.70%
      All contract charges                         --        87,725          $1,517,940         1.08%
2015  Lowest contract charge 0.95% Class B     $15.29            --                  --           --       (0.59)%
      Highest contract charge 1.90% Class B    $12.98            --                  --           --       (1.52)%
      All contract charges                         --        98,847          $1,580,036         0.90%

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
2014     Lowest contract charge 0.95% Class B        $15.38             --                 --           --       10.57%
         Highest contract charge 1.90% Class B       $13.18             --                 --           --        9.47%
         All contract charges                            --        110,272         $1,779,972         0.90%
2013     Lowest contract charge 0.95% Class B        $13.91             --                 --           --       30.37%
         Highest contract charge 1.90% Class B       $12.04             --                 --           --       29.05%
         All contract charges                            --        126,392         $1,855,878         0.82%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017     Lowest contract charge 0.95% Class B        $36.40             --                 --           --       27.99%
         Highest contract charge 1.90% Class B       $29.83             --                 --           --       26.77%
         All contract charges                            --        105,089         $3,156,653         0.48%
2016     Lowest contract charge 0.95% Class B        $28.44             --                 --           --        4.52%
         Highest contract charge 1.90% Class B       $23.53             --                 --           --        3.52%
         All contract charges                            --        118,136         $2,787,263         0.55%
2015     Lowest contract charge 0.95% Class B        $27.21             --                 --           --        3.03%
         Highest contract charge 1.90% Class B       $22.73             --                 --           --        2.07%
         All contract charges                            --        133,963         $3,037,986         0.28%
2014     Lowest contract charge 0.95% Class B        $26.41             --                 --           --       10.04%
         Highest contract charge 1.90% Class B       $22.27             --                 --           --        8.95%
         All contract charges                            --        152,170         $3,367,045         0.18%
2013     Lowest contract charge 0.95% Class B        $24.00             --                 --           --       34.08%
         Highest contract charge 1.90% Class B       $20.44             --                 --           --       32.81%
         All contract charges                            --        178,037         $3,596,867         0.27%
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017     Lowest contract charge 0.95% Class B        $25.35             --                 --           --       12.77%
         Highest contract charge 1.90% Class B       $20.91             --                 --           --       11.70%
         All contract charges                            --        130,348         $2,733,176         1.49%
2016     Lowest contract charge 0.95% Class B        $22.48             --                 --           --       14.23%
         Highest contract charge 1.90% Class B       $18.72             --                 --           --       13.11%
         All contract charges                            --        144,915         $2,707,920         1.66%
2015     Lowest contract charge 0.95% Class B        $19.68             --                 --           --       (4.93)%
         Highest contract charge 1.90% Class B       $16.55             --                 --           --       (5.81)%
         All contract charges                            --        162,866         $2,676,706         1.54%
2014     Lowest contract charge 0.95% Class B        $20.70             --                 --           --       11.17%
         Highest contract charge 1.90% Class B       $17.57             --                 --           --       10.09%
         All contract charges                            --        182,902         $3,177,920         1.30%
2013     Lowest contract charge 0.95% Class B        $18.62             --                 --           --       31.22%
         Highest contract charge 1.90% Class B       $15.96             --                 --           --       29.97%
         All contract charges                            --        211,585         $3,321,080         1.62%
AXA MID CAP VALUE MANAGED VOLATILITY
2017     Lowest contract charge 0.95% Class B        $32.86             --                 --           --       11.28%
         Highest contract charge 1.90% Class B       $26.93             --                 --           --       10.19%
         All contract charges                            --         45,503         $1,256,646         1.03%
2016     Lowest contract charge 0.95% Class B        $29.53             --                 --           --       16.54%
         Highest contract charge 1.90% Class B       $24.44             --                 --           --       15.45%
         All contract charges                            --         50,679         $1,264,192         1.21%
2015     Lowest contract charge 0.95% Class B        $25.34             --                 --           --       (4.45)%
         Highest contract charge 1.90% Class B       $21.17             --                 --           --       (5.36)%
         All contract charges                            --         56,835         $1,222,477         0.74%
2014     Lowest contract charge 0.95% Class B        $26.52             --                 --           --        9.81%
         Highest contract charge 1.90% Class B       $22.37             --                 --           --        8.75%
         All contract charges                            --         63,052         $1,427,127         0.57%
2013     Lowest contract charge 0.95% Class B        $24.15             --                 --           --       31.82%
         Highest contract charge 1.90% Class B       $20.57             --                 --           --       30.60%
         All contract charges                            --         70,890         $1,467,915         0.57%
AXA MODERATE ALLOCATION
2017     Lowest contract charge 0.95% Class B        $72.27             --                 --           --       10.00%
         Highest contract charge 1.90% Class B       $53.13             --                 --           --        8.94%
         All contract charges                            --        233,961         $4,648,305         1.21%

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2016  Lowest contract charge 0.95% Class B     $65.70             --                 --           --        4.35%
      Highest contract charge 1.90% Class B    $48.77             --                 --           --        3.37%
      All contract charges                         --        261,685         $4,749,907         0.87%
2015  Lowest contract charge 0.95% Class B     $62.96             --                 --           --       (1.82)%
      Highest contract charge 1.90% Class B    $47.18             --                 --           --       (2.76)%
      All contract charges                         --        294,244         $5,142,914         0.79%
2014  Lowest contract charge 0.95% Class B     $64.13             --                 --           --        2.05%
      Highest contract charge 1.90% Class B    $48.52             --                 --           --        1.06%
      All contract charges                         --        329,752         $5,895,951         1.05%
2013  Lowest contract charge 0.95% Class B     $62.84             --                 --           --       12.03%
      Highest contract charge 1.90% Class B    $48.01             --                 --           --       10.98%
      All contract charges                         --        377,601         $6,624,903         1.52%
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 1.30% Class B     $18.12             --                 --           --       10.35%
      Highest contract charge 1.70% Class B    $17.50             --                 --           --        9.92%
      All contract charges                         --         45,097         $  808,657         1.33%
2016  Lowest contract charge 1.30% Class B     $16.42             --                 --           --        5.66%
      Highest contract charge 1.70% Class B    $15.92             --                 --           --        5.22%
      All contract charges                         --         50,523         $  822,255         0.87%
2015  Lowest contract charge 1.30% Class B     $15.54             --                 --           --       (2.08)%
      Highest contract charge 1.70% Class B    $15.13             --                 --           --       (2.45)%
      All contract charges                         --         54,859         $  845,964         1.02%
2014  Lowest contract charge 1.30% Class B     $15.87             --                 --           --        3.66%
      Highest contract charge 1.70% Class B    $15.51             --                 --           --        3.19%
      All contract charges                         --         59,395         $  936,247         1.17%
2013  Lowest contract charge 1.30% Class B     $15.31             --                 --           --       15.37%
      Highest contract charge 1.70% Class B    $15.03             --                 --           --       14.91%
      All contract charges                         --         63,802         $  971,458         2.15%
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.95% Class B     $18.22             --                 --           --       13.80%
      Highest contract charge 1.80% Class B    $16.17             --                 --           --       12.84%
      All contract charges                         --        420,234         $7,682,872         1.35%
2016  Lowest contract charge 0.95% Class B     $16.01             --                 --           --        6.24%
      Highest contract charge 1.80% Class B    $14.33             --                 --           --        5.37%
      All contract charges                         --        462,777         $7,475,281         0.87%
2015  Lowest contract charge 0.95% Class B     $15.07             --                 --           --       (2.21)%
      Highest contract charge 1.80% Class B    $13.60             --                 --           --       (3.06)%
      All contract charges                         --        518,373         $7,924,005         0.86%
2014  Lowest contract charge 0.95% Class B     $15.41             --                 --           --        2.73%
      Highest contract charge 1.80% Class B    $14.03             --                 --           --        1.89%
      All contract charges                         --        572,392         $8,998,589         1.26%
2013  Lowest contract charge 0.95% Class B     $15.00             --                 --           --       18.67%
      Highest contract charge 1.80% Class B    $13.77             --                 --           --       17.59%
      All contract charges                         --        647,063         $9,954,393         2.00%
AXA/AB SHORT DURATION GOVERNMENT BOND
2017  Lowest contract charge 0.95% Class B     $ 9.45             --                 --           --       (0.74)%
      Highest contract charge 1.90% Class B    $ 9.04             --                 --           --       (1.74)%
      All contract charges                         --         56,048         $  516,742         0.48%
2016  Lowest contract charge 0.95% Class B     $ 9.52             --                 --           --       (0.83)%
      Highest contract charge 1.90% Class B    $ 9.20             --                 --           --       (1.71)%
      All contract charges                         --         61,422         $  573,463         0.09%
2015  Lowest contract charge 0.95% Class B     $ 9.60             --                 --           --       (1.44)%
      Highest contract charge 1.90% Class B    $ 9.36             --                 --           --       (2.40)%
      All contract charges                         --         67,954         $  643,138           --

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND (CONTINUED)
2014    Lowest contract charge 0.95% Class B         $ 9.74            --                 --            --       (1.42)%
        Highest contract charge 1.90% Class B        $ 9.59            --                 --            --       (2.34)%
        All contract charges                             --        74,955           $723,447            --
2013    Lowest contract charge 0.95% Class B(a)      $ 9.88            --                 --            --       (1.20)%
        Highest contract charge 1.90% Class B        $ 9.82            --                 --            --       (1.80)%
        All contract charges                             --        86,807           $854,930            --
AXA/AB SMALL CAP GROWTH
2017    Lowest contract charge 0.95% Class B         $43.77            --                 --            --       21.52%
        Highest contract charge 1.90% Class B        $35.87            --                 --            --       20.37%
        All contract charges                             --        14,720           $506,213          0.28%
2016    Lowest contract charge 0.95% Class B         $36.02            --                 --            --       11.48%
        Highest contract charge 1.90% Class B        $29.80            --                 --            --       10.45%
        All contract charges                             --        16,183           $461,337          0.36%
2015    Lowest contract charge 0.95% Class B         $32.31            --                 --            --       (3.81)%
        Highest contract charge 1.90% Class B        $26.98            --                 --            --       (4.77)%
        All contract charges                             --        18,252           $469,041          0.05%
2014    Lowest contract charge 0.95% Class B         $33.59            --                 --            --        2.60%
        Highest contract charge 1.90% Class B        $28.33            --                 --            --        1.61%
        All contract charges                             --        19,389           $521,884          0.06%
2013    Lowest contract charge 0.95% Class B         $32.74            --                 --            --       36.87%
        Highest contract charge 1.90% Class B        $27.88            --                 --            --       35.54%
        All contract charges                             --        22,430           $590,197          0.05%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2017    Lowest contract charge 0.95% Class B         $15.17            --                 --            --        8.98%
        Highest contract charge 1.80% Class B        $13.76            --                 --            --        8.01%
        All contract charges                             --        51,384           $732,970          2.49%
2016    Lowest contract charge 0.95% Class B         $13.92            --                 --            --        9.35%
        Highest contract charge 1.80% Class B        $12.74            --                 --            --        8.52%
        All contract charges                             --        55,731           $733,465          2.53%
2015    Lowest contract charge 0.95% Class B         $12.73            --                 --            --       (3.92)%
        Highest contract charge 1.80% Class B        $11.74            --                 --            --       (4.79)%
        All contract charges                             --        59,076           $714,485          2.21%
2014    Lowest contract charge 0.95% Class B         $13.25            --                 --            --        5.16%
        Highest contract charge 1.80% Class B        $12.33            --                 --            --        4.23%
        All contract charges                             --        66,716           $844,449          2.40%
2013    Lowest contract charge 0.95% Class B         $12.60            --                 --            --       13.51%
        Highest contract charge 1.80% Class B        $11.83            --                 --            --       12.56%
        All contract charges                             --        61,576           $745,090          2.46%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2017    Lowest contract charge 0.95% Class B         $18.19            --                 --            --       10.71%
        Highest contract charge 1.80% Class B        $16.50            --                 --            --        9.78%
        All contract charges                             --         7,471           $127,772          0.52%
2016    Lowest contract charge 0.95% Class B         $16.43            --                 --            --       23.63%
        Highest contract charge 1.80% Class B        $15.03            --                 --            --       22.59%
        All contract charges                             --         8,769           $136,220          0.40%
2015    Lowest contract charge 1.20% Class B         $12.98            --                 --            --       (7.62)%
        Highest contract charge 1.80% Class B        $12.26            --                 --            --       (8.23)%
        All contract charges                             --         8,997           $113,550          0.22%
2014    Lowest contract charge 1.20% Class B         $14.05            --                 --            --        0.86%
        Highest contract charge 1.80% Class B        $13.36            --                 --            --        0.30%
        All contract charges                             --         9,734           $133,461          0.01%
2013    Lowest contract charge 1.20% Class B         $13.93            --                 --            --       35.11%
        Highest contract charge 1.80% Class B        $13.32            --                 --            --       34.27%
        All contract charges                             --        11,610           $158,251          0.11%

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2017       Lowest contract charge 0.95% Class B         $13.54             --                 --           --       13.88%
           Highest contract charge 1.80% Class B        $12.35             --                 --           --       12.89%
           All contract charges                             --         92,060         $1,173,895         1.65%
2016       Lowest contract charge 0.95% Class B         $11.89             --                 --           --        8.49%
           Highest contract charge 1.80% Class B        $10.94             --                 --           --        7.47%
           All contract charges                             --        100,394         $1,130,650         1.61%
2015       Lowest contract charge 1.15% Class B         $10.77             --                 --           --       (3.93)%
           Highest contract charge 1.80% Class B        $10.18             --                 --           --       (4.50)%
           All contract charges                             --        113,359         $1,183,544         1.19%
2014       Lowest contract charge 1.15% Class B         $11.21             --                 --           --        4.28%
           Highest contract charge 1.80% Class B        $10.66             --                 --           --        3.60%
           All contract charges                             --        123,474         $1,346,578         1.64%
2013       Lowest contract charge 1.15% Class B         $10.75             --                 --           --       21.88%
           Highest contract charge 1.80% Class B        $10.29             --                 --           --       21.06%
           All contract charges                             --        134,772         $1,414,847         1.11%
AXA/JANUS ENTERPRISE
2017       Lowest contract charge 0.95% Class B         $25.86             --                 --           --       26.64%
           Highest contract charge 1.80% Class B        $23.19             --                 --           --       25.62%
           All contract charges                             --         17,973         $  434,735           --
2016       Lowest contract charge 0.95% Class B         $20.42             --                 --           --       (5.20)%
           Highest contract charge 1.80% Class B        $18.46             --                 --           --       (6.06)%
           All contract charges                             --         19,796         $  379,947           --
2015       Lowest contract charge 0.95% Class B         $21.54             --                 --           --       (6.39)%
           Highest contract charge 1.80% Class B        $19.65             --                 --           --       (7.22)%
           All contract charges                             --         22,683         $  461,738           --
2014       Lowest contract charge 0.95% Class B         $23.01             --                 --           --       (1.67)%
           Highest contract charge 1.90% Class B        $20.97             --                 --           --       (2.60)%
           All contract charges                             --         25,458         $  556,623           --
2013       Lowest contract charge 0.95% Class B         $23.40             --                 --           --       37.24%
           Highest contract charge 1.90% Class B        $21.53             --                 --           --       35.92%
           All contract charges                             --         29,180         $  652,249           --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2017       Lowest contract charge 1.20 % Class B        $16.14             --                 --           --       12.87%
           Highest contract charge 1.80% Class B        $15.07             --                 --           --       12.21%
           All contract charges                             --         11,095         $  173,016         1.02%
2016       Lowest contract charge 1.20 % Class B        $14.30             --                 --           --       11.81%
           Highest contract charge 1.80% Class B        $13.43             --                 --           --       11.08%
           All contract charges                             --         12,043         $  167,015         2.17%
2015       Lowest contract charge 1.20 % Class B        $12.79             --                 --           --       (3.62)%
           Highest contract charge 1.80% Class B        $12.09             --                 --           --       (4.12)%
           All contract charges                             --         13,722         $  170,669         1.78%
2014       Lowest contract charge 0.95% Class B         $13.55             --                 --           --        8.66%
           Highest contract charge 1.80% Class B        $12.61             --                 --           --        7.69%
           All contract charges                             --         15,351         $  198,559         1.77%
2013       Lowest contract charge 0.95% Class B         $12.47             --                 --           --       28.03%
           Highest contract charge 1.80% Class B        $11.71             --                 --           --       27.01%
           All contract charges                             --         17,304         $  207,189         0.66%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2017       Lowest contract charge 0.95% Class B         $14.36             --                 --           --       20.07%
           Highest contract charge 1.80% Class B        $13.03             --                 --           --       19.10%
           All contract charges                             --         21,931         $  295,896         1.39%
2016       Lowest contract charge 0.95% Class B         $11.96             --                 --           --        4.27%
           Highest contract charge 1.80% Class B        $10.94             --                 --           --        3.40%
           All contract charges                             --         23,291         $  263,052         0.67%

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED
VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.95% Class B      $ 11.47             --                 --           --       (3.53)%
      Highest contract charge 1.80% Class B     $ 10.58             --                 --           --       (4.43)%
      All contract charges                           --         25,965         $  282,825           --
2014  Lowest contract charge 0.95% Class B      $ 11.89             --                 --           --        0.17%
      Highest contract charge 1.80% Class B     $ 11.07             --                 --           --       (0.72)%
      All contract charges                           --         26,646         $  302,571         1.40%
2013  Lowest contract charge 0.95% Class B      $ 11.87             --                 --           --       25.74%
      Highest contract charge 1.80% Class B     $ 11.15             --                 --           --       24.72%
      All contract charges                           --         25,835         $  294,586         0.90%
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.95% Class B      $546.79             --                 --           --       19.33%
      Highest contract charge 1.90% Class B     $365.14             --                 --           --       18.19%
      All contract charges                           --         21,356         $  889,494         1.28%
2016  Lowest contract charge 0.95% Class B      $458.22             --                 --           --       10.63%
      Highest contract charge 1.90% Class B     $308.95             --                 --           --        9.58%
      All contract charges                           --         23,298         $  821,559         1.55%
2015  Lowest contract charge 0.95% Class B      $414.19             --                 --           --       (1.00)%
      Highest contract charge 1.90% Class B     $281.95             --                 --           --       (1.95)%
      All contract charges                           --         25,480         $  820,311         1.36%
2014  Lowest contract charge 0.95% Class B      $418.39             --                 --           --       10.99%
      Highest contract charge 1.90% Class B     $287.57             --                 --           --        9.93%
      All contract charges                           --         27,301         $  903,220         1.22%
2013  Lowest contract charge 0.95% Class B      $376.95             --                 --           --       31.21%
      Highest contract charge 1.90% Class B     $261.60             --                 --           --       29.96%
      All contract charges                           --         30,487         $  910,006         1.29%
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.25% Class B(b)   $ 10.03             --                 --           --        0.10%
      Highest contract charge 1.90% Class B     $ 12.67             --                 --           --       (0.47)%
      All contract charges                           --        115,007         $1,350,453         1.54%
2016  Lowest contract charge 0.65% Class B      $ 10.49             --                 --           --        0.67%
      Highest contract charge 1.90% Class B     $ 12.73             --                 --           --       (0.55)%
      All contract charges                           --        121,421         $1,426,090         1.44%
2015  Lowest contract charge 0.65% Class B      $ 10.42             --                 --           --       (0.19)%
      Highest contract charge 1.90% Class B     $ 12.80             --                 --           --       (1.46)%
      All contract charges                           --        129,512         $1,526,309         1.43%
2014  Lowest contract charge 0.65% Class B      $ 10.44             --                 --           --        1.75%
      Highest contract charge 1.90% Class B     $ 12.99             --                 --           --        0.46%
      All contract charges                           --        139,801         $1,664,880         1.26%
2013  Lowest contract charge 0.65% Class B      $ 10.26             --                 --           --       (2.29)%
      Highest contract charge 1.90% Class B     $ 12.93             --                 --           --       (3.44)%
      All contract charges                           --        153,603         $1,811,919         1.61%
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.25% Class B(b)   $ 11.23             --                 --           --       12.08%
      Highest contract charge 1.90% Class B     $ 50.46             --                 --           --       18.76%
      All contract charges                           --         61,267         $2,053,508         1.42%
2016  Lowest contract charge 0.65% Class B      $ 20.68             --                 --           --       10.47%
      Highest contract charge 1.90% Class B     $ 42.49             --                 --           --        9.12%
      All contract charges                           --         65,022         $1,837,045         1.65%
2015  Lowest contract charge 0.65% Class B      $ 18.72             --                 --           --        0.16%
      Highest contract charge 1.90% Class B     $ 38.94             --                 --           --       (1.12)%
      All contract charges                           --         66,440         $1,723,661         1.59%
2014  Lowest contract charge 0.65% Class B      $ 18.69             --                 --           --       12.25%
      Highest contract charge 1.90% Class B     $ 39.38             --                 --           --       10.80%
      All contract charges                           --         68,623         $1,813,454         1.42%
2013  Lowest contract charge 0.65% Class B      $ 16.65             --                 --           --       30.59%
      Highest contract charge 1.90% Class B     $ 35.54             --                 --           --       29.05%
      All contract charges                           --         69,644         $1,674,602         1.48%

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 1.20% Class B     $20.59            --                 --            --       (0.87)%
      Highest contract charge 1.90% Class B    $17.03            --                 --            --       (1.56)%
      All contract charges                         --        13,065            177,089          0.81%
2016  Lowest contract charge 1.20% Class B     $20.77            --                 --            --       (0.76)%
      Highest contract charge 1.90% Class B    $17.30            --                 --            --       (1.42)%
      All contract charges                         --        14,333            194,689          0.64%
2015  Lowest contract charge 1.20% Class B     $20.93            --                 --            --       (0.76)%
      Highest contract charge 1.90% Class B    $17.55            --                 --            --       (1.52)%
      All contract charges                         --        15,169            208,716          0.59%
2014  Lowest contract charge 1.20% Class B     $21.09            --                 --            --        0.29%
      Highest contract charge 1.90% Class B    $17.82            --                 --            --       (0.39)%
      All contract charges                         --        15,878            223,408          0.38%
2013  Lowest contract charge 1.20% Class B     $21.03            --                 --            --       (2.82)%
      Highest contract charge 1.90% Class B    $17.89            --                 --            --       (3.51)%
      All contract charges                         --        17,778            250,365          0.20%
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.95% Class B     $18.22            --                 --            --       22.04%
      Highest contract charge 1.90% Class B    $14.63            --                 --            --       20.91%
      All contract charges                         --        45,547            732,568          2.69%
2016  Lowest contract charge 0.95% Class B     $14.93            --                 --            --        1.22%
      Highest contract charge 1.90% Class B    $12.10            --                 --            --        0.25%
      All contract charges                         --        46,553            616,874          2.71%
2015  Lowest contract charge 0.95% Class B     $14.75            --                 --            --       (3.02)%
      Highest contract charge 1.90% Class B    $12.07            --                 --            --       (4.05)%
      All contract charges                         --        49,825            655,415          2.42%
2014  Lowest contract charge 0.95% Class B     $15.21            --                 --            --       (7.82)%
      Highest contract charge 1.90% Class B    $12.58            --                 --            --       (8.64)%
      All contract charges                         --        46,877            639,917          3.09%
2013  Lowest contract charge 0.95% Class B     $16.50            --                 --            --       20.35%
      Highest contract charge 1.90% Class B    $13.77            --                 --            --       19.12%
      All contract charges                         --        46,841            697,320          2.35%
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.95% Class B     $18.75            --                 --            --       28.07%
      Highest contract charge 1.90% Class B    $15.66            --                 --            --       26.80%
      All contract charges                         --        31,182            709,341          0.76%
2016  Lowest contract charge 0.95% Class B     $14.64            --                 --            --        5.32%
      Highest contract charge 1.90% Class B    $12.35            --                 --            --        4.31%
      All contract charges                         --        33,265            591,068          0.98%
2015  Lowest contract charge 0.95% Class B     $13.90            --                 --            --        3.81%
      Highest contract charge 1.90% Class B    $11.84            --                 --            --        2.87%
      All contract charges                         --        36,144            609,656          0.90%
2014  Lowest contract charge 0.95% Class B     $13.39            --                 --            --       11.21%
      Highest contract charge 1.90% Class B    $11.51            --                 --            --       10.14%
      All contract charges                         --        34,873            563,284          0.94%
2013  Lowest contract charge 0.95% Class B     $12.04            --                 --            --       31.30%
      Highest contract charge 1.90% Class B    $10.45            --                 --            --       29.98%
      All contract charges                         --        35,816            516,366          1.04%
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.95% Class B     $12.23            --                 --            --       12.00%
      Highest contract charge 1.80% Class B    $11.00            --                 --            --       10.89%
      All contract charges                         --        41,674            476,659          1.80%
2016  Lowest contract charge 0.95% Class B     $10.92            --                 --            --       15.31%
      Highest contract charge 1.80% Class B    $ 9.92            --                 --            --       14.42%
      All contract charges                         --        44,658            458,949          2.00%

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2015  Lowest contract charge 0.95% Class B     $ 9.47             --                 --           --       (5.30)%
      Highest contract charge 1.80% Class B    $ 8.67             --                 --           --       (6.17)%
      All contract charges                         --         46,381            415,436         1.86%
2014  Lowest contract charge 0.95% Class B     $10.00             --                 --           --       11.48%
      Highest contract charge 1.80% Class B    $ 9.24             --                 --           --       10.66%
      All contract charges                         --         49,067            466,929         1.59%
2013  Lowest contract charge 1.20% Class B     $ 8.78             --                 --           --       30.07%
      Highest contract charge 1.80% Class B    $ 8.35             --                 --           --       29.26%
      All contract charges                         --         45,705            391,757         1.62%
EQ/MID CAP INDEX
2017  Lowest contract charge 0.95% Class B     $24.77             --                 --           --       14.41%
      Highest contract charge 1.90% Class B    $20.96             --                 --           --       13.30%
      All contract charges                         --         38,185            946,770         0.90%
2016  Lowest contract charge 0.95% Class B     $21.65             --                 --           --       18.76%
      Highest contract charge 1.90% Class B    $18.50             --                 --           --       17.68%
      All contract charges                         --         41,241            898,263         1.09%
2015  Lowest contract charge 0.95% Class B     $18.23             --                 --           --       (3.75)%
      Highest contract charge 1.90% Class B    $15.72             --                 --           --       (4.73)%
      All contract charges                         --         43,998            810,892         0.85%
2014  Lowest contract charge 0.95% Class B     $18.94             --                 --           --        7.92%
      Highest contract charge 1.90% Class B    $16.50             --                 --           --        6.93%
      All contract charges                         --         45,343            872,005         0.78%
2013  Lowest contract charge 0.95% Class B     $17.55             --                 --           --       31.36%
      Highest contract charge 1.90% Class B    $15.43             --                 --           --       29.99%
      All contract charges                         --         50,069            897,480         0.78%
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B     $44.61             --                 --           --        0.41%
      Highest contract charge 1.90% Class B    $22.17             --                 --           --       (1.51)%
      All contract charges                         --        198,939            587,012         0.39%
2016  Lowest contract charge 0.00% Class B     $44.43             --                 --           --        0.00%
      Highest contract charge 1.90% Class B    $22.51             --                 --           --       (1.92)%
      All contract charges                         --        215,949            707,123         0.00%
2015  Lowest contract charge 0.00% Class B     $44.43             --                 --           --        0.00%
      Highest contract charge 1.90% Class B    $22.95             --                 --           --       (1.88)%
      All contract charges                         --        238,527            526,134         0.00%
2014  Lowest contract charge 0.00% Class B     $44.43             --                 --           --        0.00%
      Highest contract charge 1.90% Class B    $23.39             --                 --           --       (1.89)%
      All contract charges                         --        148,040            452,653           --
2013  Lowest contract charge 0.00% Class B     $44.43             --                 --           --        0.00%
      Highest contract charge 1.90% Class B    $23.84             --                 --           --       (1.89)%
      All contract charges                         --        196,412            624,635           --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 1.20% Class B     $17.31             --                 --           --        0.17%
      Highest contract charge 1.90% Class B    $14.57             --                 --           --       (0.55)%
      All contract charges                         --         74,909            947,422         1.17%
2016  Lowest contract charge 1.20% Class B     $17.28             --                 --           --          --
      Highest contract charge 1.90% Class B    $14.65             --                 --           --       (0.75)%
      All contract charges                         --         80,559          1,016,590         1.10%
2015  Lowest contract charge 1.20% Class B     $17.28             --                 --           --       (0.97)%
      Highest contract charge 1.90% Class B    $14.76             --                 --           --       (1.67)%
      All contract charges                         --         90,002          1,137,861         1.03%
2014  Lowest contract charge 1.20% Class B     $17.45             --                 --           --        1.63%
      Highest contract charge 1.90% Class B    $15.01             --                 --           --        0.94%
      All contract charges                         --        100,682          1,287,978         0.96%
2013  Lowest contract charge 1.20% Class B     $17.17             --                 --           --       (3.43)%
      Highest contract charge 1.90% Class B    $14.87             --                 --           --       (4.13)%
      All contract charges                         --        116,221          1,460,901         0.57%

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

7. Financial Highlights (Concluded)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.95% Class B     $34.43            --                 --            --       12.92%
      Highest contract charge 1.90% Class B    $28.39            --                 --            --       11.82%
      All contract charges                         --        19,542            557,441          1.03%
2016  Lowest contract charge 0.95% Class B     $30.49            --                 --            --       19.38%
      Highest contract charge 1.90% Class B    $25.39            --                 --            --       18.26%
      All contract charges                         --        21,065            535,205          1.13%
2015  Lowest contract charge 0.95% Class B     $25.54            --                 --            --       (5.48)%
      Highest contract charge 1.90% Class B    $21.47            --                 --            --       (6.37)%
      All contract charges                         --        22,946            490,749          0.89%
2014  Lowest contract charge 0.95% Class B     $27.02            --                 --            --        3.88%
      Highest contract charge 1.90% Class B    $22.93            --                 --            --        2.83%
      All contract charges                         --        23,730            540,512          0.76%
2013  Lowest contract charge 0.95% Class B     $26.01            --                 --            --       36.11%
      Highest contract charge 1.90% Class B    $22.30            --                 --            --       34.91%
      All contract charges                         --        26,529            584,509          0.95%
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.95% Class B     $30.42            --                 --            --       37.77%
      Highest contract charge 1.80% Class B    $26.51            --                 --            --       36.65%
      All contract charges                         --        20,028            615,119            --
2016  Lowest contract charge 0.95% Class B     $22.08            --                 --            --        7.92%
      Highest contract charge 1.80% Class B    $19.40            --                 --            --        7.00%
      All contract charges                         --        21,378            479,082          0.01%
2015  Lowest contract charge 0.95% Class B     $20.46            --                 --            --        5.30%
      Highest contract charge 1.80% Class B    $18.13            --                 --            --        4.38%
      All contract charges                         --        23,604            492,918            --
2014  Lowest contract charge 0.95% Class B     $19.43            --                 --            --       12.44%
      Highest contract charge 1.80% Class B    $17.37            --                 --            --       11.49%
      All contract charges                         --        24,854            494,849            --
2013  Lowest contract charge 0.95% Class B     $17.28            --                 --            --       34.37%
      Highest contract charge 1.80% Class B    $15.58            --                 --            --       33.16%
      All contract charges                         --        25,647            456,103            --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 15, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-65

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xiii) Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

              (e)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (e)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                        April 18, 2017.

              (e)(xvi) Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") ") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

              (e)(xvii) Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                        April 17, 2018.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  Contracts. (Including Riders and Endorsements)

              (a) Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (n)(n) Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G) previously filed with this Registration Statement File No. 33-83750 on April 20, 2016.

          5.  Applications.

              (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7.  Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on
                        February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i) Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                        No. 6"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

            (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                        ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

              (a)(b)(ix)Amendment No. 8, dated as of December 9, 2016
                        ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x) Amendment No. 9 dated as of May 1, 2017 ("Amendment
                        No. 9") to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File
                        No. 333-17217), filed on April 28, 2017.

              (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                        ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File
                        No. 333-17217), filed on October 27, 2017.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(b) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(b)(i) Amendment No. 1 dated as of October 21, 2013, to the
                        Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(b)(ii)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                        No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(b)(iii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                        No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(b)(iv)Amendment No. 4, dated as of December 10, 2014
                        ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(b)(v) Amendment No. 5, dated as of September 26, 2015
                        ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

           9. Legal Opinion.

              Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10.  Other Opinions.

              (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

         As of the date of this filing, AXA S.A. ("AXA") owns 100% of the Holding Company's outstanding common stock. On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc., the parent company of AXA Financial, Inc., through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission ("SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

         AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

         (b) AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
         Q1-2018 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

Item 27. Number of Contractowners

         As of March 31, 2018, there were 8,243 Qualified Contractowners and 4,645 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 18th day of April, 2018.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Shane Daly
                                            ------------------------------------
                                            Shane Daly
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Bertram L. Scott
Daniel G. Kaye               Charles G.T. Stonehill
Kristi A. Matus              Richard C. Vaughan
Mark Pearson                 Ramon de Oliveira

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b